       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON JULY 31, 2006.

                                                             FILE NOS. 333-63511

                                                                       811-09003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.  ___                        [ ]

        Post-Effective Amendment No. 18                         [X]

                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

             Amendment No. 19                                   [X]

                        (Check Appropriate Box or Boxes)
                             ---------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            ("AIG SUNAMERICA LIFE")
                              (Name of Depositor)

                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (800) 871-2000

                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)

                                 70 PINE STREET
                               NEW YORK, NY 10270
             (Address of Guarantor's Principal Offices) (Zip Code)

       Guarantor's Telephone Number, including Area Code: (212) 770-7000

                            CHRISTINE A. NIXON, ESQ.
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

It is proposed that this filing will become effective:


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485



[X] on August 28, 2006 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on [INSERT DATE if applicable] pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: (i) units of interests in Variable Annuity Account Seven of AIG SunAmerica Life Assurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN

                             CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS


ITEM NUMBER
IN FORM N-4                                                                              CAPTION
-----------                                                                              -------
1.           Cover Page..................................................  Cover Page
2.           Definitions.................................................  Glossary
3.           Synopsis....................................................  Highlights; Fee Tables; Portfolio
                                                                           Expenses; Examples
4.           Condensed Financial Information.............................  Appendix - Condensed Financial
                                                                           Information
5.           General Description of Registrant, Depositor and Portfolio
             Companies...................................................  The Polaris Plus Variable Annuity;
                                                                           Other Information
6.           Deductions..................................................  Expenses
7.           General Description of Variable Annuity Contracts...........  The Polaris Plus Variable Annuity;
                                                                           Purchasing a Polaris Plus Variable
                                                                           Annuity; Investment Options
8.           Annuity Period..............................................  Income Options
9.           Death Benefit...............................................  Death Benefits
10.          Purchases and Contract Value................................  Purchasing a Variable Annuity
                                                                           Contract
11.          Redemptions.................................................  Access To Your Money
12.          Taxes.......................................................  Taxes
13.          Legal Proceedings...........................................  Legal Proceedings
14.          Table of Contents of Statement of Additional Information....  Table of Contents of Statement of
                                                                           Additional Information

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


ITEM NUMBER
IN FORM N-4                                                                               CAPTION
-----------                                                                               -------
15.          Cover Page..................................................  Cover Page
16.          Table of Contents...........................................  Table of Contents
17.          General Information and History.............................  The Polaris Plus Variable Annuity (P);
                                                                           Separate Account; General Account (P);
                                                                           Investment Options (P);
                                                                           Other Information (P)
18.          Services....................................................  Other Information (P)
19.          Purchase of Securities Being Offered........................  Purchasing a Polaris Plus Variable
                                                                           Annuity (P)
20.          Underwriters................................................  Distribution of Contracts
21.          Calculation of Performance Data.............................  Performance Data
22.          Annuity Payments............................................  Income Options (P);
                                                                           Income Payments; Annuity Unit Values
23.          Financial Statements........................................  Depositor: Other Information (P);
                                                                           Financial Statements; Registrant:
                                                                           Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            [THE POLARIS PLUS LOGO]
                                VARIABLE ANNUITY

                                   PROSPECTUS

                                AUGUST 28, 2006




Please read this prospectus carefully         FLEXIBLE PAYMENT GROUP AND INDIVIDUAL DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 AIG SUNAMERICA LIFE ASSURANCE COMPANY
important information about the                   in connection with
variable annuity.                             VARIABLE ANNUITY ACCOUNT SEVEN
                                              The annuity has several investment choices - both Variable Portfolios (which are
To learn more about the annuity               subaccounts of the Separate Account) and fixed account options. Each Variable
offered in this prospectus, you can           Portfolio invests exclusively in shares of one of the Underlying Funds listed below.
obtain a copy of the Statement of             The Variable Portfolios are part of the Anchor Series Trust ("AST") or the SunAmerica
Additional Information ("SAI") dated          Series Trust ("SAST").
August 28, 2006. The SAI has been
filed with the United States                  STOCKS:
Securities and Exchange Commission                MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
("SEC") and is incorporated by                      - Aggressive Growth Portfolio                                              SAST
reference into this prospectus. The                 - "Dogs" of Wall Street Portfolio*                                         SAST
Table of Contents of the SAI appears              MANAGED BY ALLIANCEBERNSTEIN L.P.
at the end of this prospectus. For a                - Alliance Growth Portfolio                                                SAST
free copy of the SAI, call us at                    - Growth-Income Portfolio                                                  SAST
(800) 445-SUN2 or write to us at our              MANAGED BY DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISERS
Annuity Service Center, P.O. Box                    - Davis Venture Value Portfolio                                            SAST
54299, Los Angeles, California                      - Real Estate Portfolio                                                    SAST
90054-0299.                                       MANAGED BY FAF ADVISORS, INC.
                                                    - Equity Income Portfolio                                                  SAST
In addition, the SEC maintains a                    - Equity Index Portfolio                                                   SAST
website (http://www.sec.gov) that                 MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA
contains the SAI, materials                         - Federated American Leaders Portfolio*                                    SAST
incorporated by reference and other                 - Telecom Utility Portfolio                                                SAST
information filed electronically with             MANAGED BY FRANKLIN ADVISORY SERVICES, LLC
the SEC by the Company.                             - Small Company Value Portfolio                                            SAST
                                                  MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.
ANNUITIES INVOLVE RISKS, INCLUDING                  - Global Equities Portfolio                                                SAST
POSSIBLE LOSS OF PRINCIPAL, AND ARE               MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**
NOT A DEPOSIT OR OBLIGATION OF, OR                  - International Diversified Equities Portfolio                             SAST
GUARANTEED OR ENDORSED BY, ANY BANK.              MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
THEY ARE NOT FEDERALLY INSURED BY THE               - Emerging Markets Portfolio                                               SAST
FEDERAL DEPOSIT INSURANCE                           - International Growth & Income Portfolio                                  SAST
CORPORATION, THE FEDERAL RESERVE                    - Putnam Growth: Voyager Portfolio                                         SAST
BOARD OR ANY OTHER AGENCY.                        MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Capital Appreciation Portfolio                                            AST
                                                    - Growth Portfolio                                                          AST
                                              BALANCED:
                                                  MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.
                                                    - SunAmerica Balanced Portfolio                                            SAST
                                                  MANAGED BY WM ADVISORS, INC.
                                                    - Asset Allocation Portfolio                                                AST
                                              BOND:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - High-Yield Bond Portfolio                                                SAST
                                                  MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
                                                    - Corporate Bond Portfolio                                                 SAST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                                    - Global Bond Portfolio                                                    SAST
                                                  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**
                                                    - Worldwide High Income Portfolio                                          SAST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Government and Quality Bond Portfolio                                     AST
                                              CASH:
                                                  MANAGED BY COLUMBIA MANAGEMENT ADVISORS, LLC
                                                    - Cash Management Portfolio                                                SAST
                                              * "Dogs" of Wall Street Portfolio is an equity fund seeking total return and
                                              Federated American Leaders Portfolio is an equity fund seeking growth of capital and income.
                                              ** Morgan Stanley Investment Management Inc. does business in certain circumstances as "Van Kampen."


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
                                   TABLE OF CONTENTS
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 GLOSSARY........................................................................
                                                                                      2
 HIGHLIGHTS......................................................................
                                                                                      3
 FEE TABLES......................................................................
                                                                                      4
    Maximum Owner Transaction Expenses...........................................
                                                                                      4
    Contract Maintenance Fee.....................................................
                                                                                      4
    Separate Account Annual Expenses.............................................
                                                                                      4
    Additional Optional Feature Fee..............................................
                                                                                      4
    Optional Income Protector Fee................................................
                                                                                      4
    Underlying Fund Expenses.....................................................
                                                                                      4
 EXAMPLES........................................................................
                                                                                      5
 THE POLARIS PLUS VARIABLE ANNUITY...............................................
                                                                                      6
 PURCHASING A POLARIS PLUS VARIABLE ANNUITY......................................
                                                                                      6
    Allocation of Purchase Payments..............................................
                                                                                      7
    Accumulation Units...........................................................
                                                                                      7
    Right to Cancel..............................................................
                                                                                      8
    Exchange Offers..............................................................
                                                                                      8
 INVESTMENT OPTIONS..............................................................
                                                                                      8
    Variable Portfolios..........................................................
                                                                                      8
        Anchor Series Trust......................................................
                                                                                      8
        SunAmerica Series Trust..................................................
                                                                                      8
    Fixed Accounts...............................................................
                                                                                      9
    Dollar Cost Averaging Fixed Accounts.........................................
                                                                                     10
    Dollar Cost Averaging Program................................................
                                                                                     10
    Transfers During the Accumulation Phase......................................
                                                                                     10
    Automatic Asset Rebalancing..................................................
                                                                                     12
    Voting Rights................................................................
                                                                                     12
    Substitution, Addition or Deletion of Variable Portfolios....................
                                                                                     12
 ACCESS TO YOUR MONEY............................................................
                                                                                     12
    Withdrawal Restrictions......................................................
                                                                                     13
    Texas Optional Retirement Program............................................
                                                                                     13
    Systematic Withdrawal Program................................................
                                                                                     13
    Loans........................................................................
                                                                                     14
    Free Withdrawal Amount.......................................................
                                                                                     14
    Minimum Contract Value.......................................................
                                                                                     14
 DEATH BENEFIT...................................................................
                                                                                     14
 EXPENSES........................................................................
                                                                                     14
    Separate Account Charges.....................................................
                                                                                     15
    Withdrawal Charges...........................................................
                                                                                     15
    Exceptions to Withdrawal Charge..............................................
                                                                                     15
    Income Protector.............................................................
                                                                                     16
    Underlying Fund Expense......................................................
                                                                                     16
    Transfer Fee.................................................................
                                                                                     16
    Premium Tax..................................................................
                                                                                     16
    Income Taxes.................................................................
                                                                                     16
    Reduction or Elimination of Charges and Expenses, and Additional Amounts
      Credited...................................................................
                                                                                     16
 INCOME OPTIONS..................................................................
                                                                                     16
    Annuity Date.................................................................
                                                                                     16
    Annuity Income Options.......................................................
                                                                                     17
    Fixed or Variable Income Payments............................................
                                                                                     17
    Annuity Income Payments......................................................
                                                                                     17
    Transfers During the Income Phase............................................
                                                                                     18
    Deferment of Payments........................................................
                                                                                     18
    The Income Protector.........................................................
                                                                                     18
 TAXES...........................................................................
                                                                                     20
    Annuity Contracts in General.................................................
                                                                                     20
    Tax Treatment of Distributions -
      Non-Qualified Contracts....................................................
                                                                                     20
    Tax Treatment of Distributions -
      Qualified Contracts........................................................
                                                                                     21
    Minimum Distributions........................................................
                                                                                     21
    Tax Treatment of Death Benefits..............................................
                                                                                     22
    Contracts Owned by a Trust or Corporation....................................
                                                                                     22
    Gifts, Pledges and/or Assignments of a Contract..............................
                                                                                     22
    Diversification and Investor Control.........................................
                                                                                     22
 OTHER INFORMATION...............................................................
                                                                                     23
    AIG SunAmerica Life..........................................................
                                                                                     23
    The Separate Account.........................................................
                                                                                     23
    The General Account..........................................................
                                                                                     23
    Payments in Connection with Distribution of the Contract.....................
                                                                                     23
    Administration...............................................................
                                                                                     24
    Legal Proceedings............................................................
                                                                                     24
    Financial Statements.........................................................
                                                                                     25
    Registration Statements......................................................
                                                                                     25
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................
                                                                                     25
 APPENDIX A - CONDENSED FINANCIAL INFORMATION....................................
                                                                                    A-1
 APPENDIX B - MARKET VALUE ADJUSTMENT............................................
                                                                                    B-1
 APPENDIX C - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR......
                                                                                    C-1
 APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
  AND BENEFITS...................................................................
                                                                                    D-1


----------------------------------------------------------------
----------------------------------------------------------------
                                    GLOSSARY
----------------------------------------------------------------
----------------------------------------------------------------
We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your Contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your Contract during the Accumulation Phase.

ANNUITANT(S) - The person(s) on whose life (lives) we base annuity payments. For a Contract issued pursuant to IRC Section 403(b), the Participant must be the Annuitant. Under an IRA the owner is always the Annuitant.

ANNUITY DATE - The date on which annuity payments are to begin, as selected by you.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity payments you receive from the variable portion of your Contract during the Income Phase.

BENEFICIARY (IES) - The person(s) designated to receive any benefits under the Contract if you or the Annuitant dies.

COMPANY - AIG SunAmerica Life Assurance Company, AIG SunAmerica Life, we, us, or our, the insurer that issues this Contract.

CONTRACT - The variable annuity contract issued by AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). This includes any applicable group master contract, certificate and endorsement.

CONTRACTHOLDER - The party named as the Contractholder on the annuity Contract issued by AIG SunAmerica Life. The Contractholder may be an Employer, a retirement plan trust, an association or any other entity allowed under the law.

EMPLOYER - The organization specified in the Contract which offers the Plan to its employees.

ERISA - Employee Retirement Income Security Act of 1974 (as amended).

FIXED ACCOUNT - An account, if available, that we offer in which you may invest money and earn fixed rates of return.

INCOME PHASE - The period during which we make annuity payments to you.

IRA - An Individual Retirement Annuity qualified under and issued in accordance with the provisions of Section 408(b) of the IRC.

IRC - The Internal Revenue Code of 1986, as amended, and all regulations thereto.

IRS - The Internal Revenue Service.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PARTICIPANT - An employee or other person affiliated with the Contractholder on whose behalf an account is maintained under the terms of the Contract.

PLAN - A retirement program offered by an Employer to its employees for which a Contract is used to accumulate funds which may or may not be regulated by ERISA.

PURCHASE PAYMENTS - The money you give us to buy the Contract, as well as any additional money you give us to invest in the Contract after you own it.

QUALIFIED (CONTRACT) - A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investment and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.


TRUSTS - Refers to the Anchor Series Trust and the SunAmerica Series Trust.


TSA - A tax sheltered annuity qualified under and issued in accordance with the provisions of Section 403(b) of the IRC.

UNDERLYING FUND - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the Contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

----------------------------------------------------------------
----------------------------------------------------------------
                                   HIGHLIGHTS
----------------------------------------------------------------
----------------------------------------------------------------


The Polaris Plus Variable Annuity is a Contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed primarily for IRC 403(b) and IRA Contract investments to help you meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the Contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your Contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.


FREE LOOK: If you cancel your Contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the Contract without charging a withdrawal charge. You will receive whatever your Contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A POLARIS PLUS VARIABLE ANNUITY in the prospectus.


EXPENSES: There are fees and charges associated with the Contract. Each year we deduct separate account charges, which equal a maximum of 1.25% annually of the average daily value of your Contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the Contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment, depending on your employment status at the time the Contract is issued. The maximum amount of the withdrawal charge declines over five or six years. After a Purchase Payment has been in the Contract for six complete years, or five complete years if you were separated from service at the time the Contract was issued, withdrawal charges no longer apply to that Purchase Payment. Please see the FEE TABLE, PURCHASING A POLARIS PLUS VARIABLE ANNUITY and EXPENSES in the prospectus.


ACCESS TO YOUR MONEY: You may withdraw money from your Contract during the Accumulation Phase, however, withdrawal restrictions may apply. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase may be considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the Contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.


INCOME OPTIONS: When you are ready to begin taking annuity income, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different annuity income options, including an option for annuity income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.



INQUIRIES: If you have questions about your Contract call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2. Please see ALLOCATION OF PURCHASE PAYMENTS in the prospectus for the address to which you must send Purchase Payments.



THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.



IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.


  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE
PAYMENT)(1).................................................  6%

TRANSFER FEE................................................  None

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE....................................................None

SEPARATE ACCOUNT ANNUAL EXPENSES

(deducted from the average daily ending net asset value allocated to the Variable Portfolio)

Mortality and Expense Risk Fees.................................................  1.10%
Distribution Expense Fee........................................................  0.15%
                                                                                  -----
    TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................................  1.25%
                                                                                  =====

ADDITIONAL OPTIONAL FEATURE FEE

The Income Protector is optional. You may elect either Income Protector feature described below.



OPTIONAL INCOME PROTECTOR FEE


(Calculated as a percentage of your Contract value on the date of your effective enrollment in the program and then each subsequent Contract anniversary, plus Purchase Payments made since the prior Contract anniversary, less proportional withdrawals, and fees and charges applicable to those withdrawals)

                                                                                                ANNUAL FEE AS A % OF YOUR
OPTION                                                                            GROWTH RATE    INCOME BENEFIT BASE(2)
------                                                                            -----------   -------------------------
Income Protector Plus...........................................................     3.25%                0.15%
Income Protector Max............................................................     5.25%                0.30%

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


UNDERLYING FUND EXPENSES(3)



TOTAL ANNUAL TRUST OPERATING EXPENSES                                                       MINIMUM   MAXIMUM
-------------------------------------                                                       -------   -------
(expenses that are deducted from Underlying Funds of the Trusts, including management
fees, other expenses and 12b-1 fees, if applicable).......................................   0.54%     1.90%



FOOTNOTES TO THE FEE TABLE:



(1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 6 or 7 years as follows:



   YEARS SINCE RECEIPT OF PURCHASE PAYMENT:....................   1    2    3    4    5    6   7+
   Schedule A*.................................................  6%   6%   5%   5%   4%   0%   0%
   Schedule B**................................................  6%   6%   5%   5%   4%   4%   0%



    * This Withdrawal Charge Schedule applies to participants who are separated from service at the time of Contract issue. See
      EXPENSES below.



   ** This Withdrawal Charge Schedule applies to all other participants.



(2) The fee is deducted from your Contract value annually.



(3) As of January 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.



The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:


MAXIMUM EXPENSE EXAMPLES


(assuming maximum Separate Account annual expense of 1.25%, election of the optional Income Protector Max with an annualized fee of 0.30%, and investment in the Underlying Fund with total expenses of 1.90%)



(1) If you surrender your Contract at the end of the applicable time period:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $948             $1,559            $2,193            $3,730
---------------------------------------------------------------------
---------------------------------------------------------------------



(2) If you annuitize your Contract at the end of the applicable time period:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $348             $1,059            $1,793            $3,730
---------------------------------------------------------------------
---------------------------------------------------------------------



(3) If you do not surrender your Contract:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $348             $1,059            $1,793            $3,730
---------------------------------------------------------------------
---------------------------------------------------------------------


MINIMUM EXPENSE EXAMPLES


(assuming minimum separate account annual expense of 1.25%, no optional features are elected and investment in the underlying fund with total expenses of 0.54%)



(1) If you surrender your Contract at the end of the applicable time period:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $782             $1,063            $1,370            $2,105
---------------------------------------------------------------------
---------------------------------------------------------------------



(2) If you annuitize your Contract at the end of the applicable time period:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $182              $563             $  970            $2,105
---------------------------------------------------------------------
---------------------------------------------------------------------



(3) If you do not surrender your Contract:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $182              $563             $  970            $2,105
---------------------------------------------------------------------
---------------------------------------------------------------------


EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as total annual Underlying Fund expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.


3. Examples reflecting application of optional features and benefits use the highest fees and charges at which those features are being offered. The fee for the Income Protector feature is not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus.


   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.
           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.
 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

----------------------------------------------------------------
----------------------------------------------------------------
                       THE POLARIS PLUS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

We issue the Polaris Plus variable annuity to certain groups and/or individuals which qualify to purchase Contracts to fund their Tax Sheltered Annuity ("TSA") pursuant to Section 403(b) of the Internal Revenue Code ("IRC") or IRA retirement savings investments pursuant to Section 408(b) of the IRC. For TSA Contracts, the Contract may be issued to a group Contractholder (usually your employer or plan trustee) for the benefit of the Participants in the group (you and other employees in the group).

As a Participant under a group Contract you will receive a certificate which explains your rights under the Contract. In certain situations an individual Contract will be issued directly to you.

A TSA Polaris Plus participant may choose to convert their 403(b) to an IRA if they separate from service. Generally, all of the same features, charges and benefits will apply to a Contract converted to an IRA, as was applicable to a participant's TSA, so long as no conflict arises with the appropriate provisions of the IRC. We will only specifically address IRAs in this Prospectus to the extent that applicable IRC provisions and/or any other state or federal laws, require different treatment.

Generally, an annuity is a Contract between you and an insurance company. For Plans governed by Employee Retirement Income Security Act of 1974 ("ERISA"), the Contract may be owned by Plan Sponsor, Trustee or some other employee association. Your retirement plan allows you to invest money on which you have not already paid taxes and your earnings grow tax deferred. In addition, funding that Plan with a variable annuity provides certain benefits. You should decide whether the benefits are right for you. Among other features the Contract offers:

     - Investment Options: Various investment options available in one Contract, including both variable and fixed-rate investing.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: You receive a stream of income for your lifetime if elected, or another available period you select.

We developed this variable annuity to help you contribute to your retirement savings. Your contributions may come from payroll deductions arranged through your employer for TSAs. Contracts may also be funded by direct transfers or direct rollovers from other retirement savings plans. Existing Polaris Plus 403(b) Contracts may be converted to an IRA upon a separation from service. Additionally, those IRA Contract holders may make on-going contributions subject to restrictions set forth in the IRC.

This Contract has two stages, the Accumulation Phase and the Income Phase. Your Contract is in the Accumulation Phase when you make payments into the Contract. During the Accumulation Phase, generally you have the advantage of making Purchase Payments before paying taxes on the contributions. In addition, as a function of IRC provisions, taxes on your earnings are deferred until withdrawal. The Income Phase begins when you request that we start making income payments to you out of the money accumulated in your Contract.


The Contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your Contract depends on the performance of the Variable Portfolios in which you invest.



The Contract may also offer Fixed Accounts, which earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the Contract depends on the total interest credited to the Fixed Account in which you are invested.


For more information on investment options available under this Contract SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, SEE FEE TABLES ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

----------------------------------------------------------------
----------------------------------------------------------------
                   PURCHASING A POLARIS PLUS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

A Purchase Payment is the money you give us to buy a Contract. Any additional money you give us to invest in your Contract after purchase is a subsequent Purchase Payment. You make payments into your Contract in two ways:

     - salary reduction contributions, arranged through your employer; and/or

     - direct transfer or direct rollover from an existing retirement plan.

If you enter into a salary reduction agreement with your employer to make Purchase Payments, there is no minimum initial payment. If you do not establish such a salary reduction agreement, and only contribute through direct transfer or direct rollover, the minimum initial Purchase Payment is $2,000.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.



In general, we will not issue a TSA or IRA contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. Upon proof satisfactory to us that minimum distribution requirements are being satisfied or are not yet required, we may issue a contract to anyone under age 81. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.



We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older owner is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.



You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment. You should consult a qualified tax advisor before assigning the contract.



ALLOCATION OF PURCHASE PAYMENTS



In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in "good order," including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments.



An initial Purchase Payment will be priced within two business days after it is received by us in good order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in good order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.



Any subsequent Purchase Payment will be priced as of the day it is received by us in good order if the request is received before Market Close. If the subsequent Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file.



Purchase Payments submitted by check can only be accepted by the Company at the following address:



AIG SunAmerica Life Assurance Company
P.O. Box 100330
Pasadena, CA 91189-0330



Purchase payments sent to the Annuity Service Center will be forwarded to the address above.



Overnight deliveries of Purchase Payments can only be accepted at the following address:



JP Morgan Chase National Processing Center
Lock Box 100330
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065



Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the appropriate address.



ACCUMULATION UNITS



When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close.

The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;


     2. We subtract from that amount all applicable daily asset based charges;
        and


     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.


Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.



RIGHT TO CANCEL


You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request.


Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.


With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.


EXCHANGE OFFERS



From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


----------------------------------------------------------------

----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------


VARIABLE PORTFOLIOS


The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

The Variable Portfolios along with their respective advisers are listed below:


     ANCHOR SERIES TRUST - CLASS 1


     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and Wellington Management Company, LLP is the subadviser to Anchor Series Trust ("AST").


     SUNAMERICA SERIES TRUST - CLASS 1


     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

STOCKS:

     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.


       - Aggressive Growth Portfolio                                        SAST



       - "Dogs" of Wall Street Portfolio*                                   SAST



     MANAGED BY ALLIANCEBERNSTEIN L.P.



       - Alliance Growth Portfolio                                          SAST



       - Growth-Income Portfolio                                            SAST



     MANAGED BY DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISERS



       - Davis Venture Value Portfolio                                      SAST



       - Real Estate Portfolio                                              SAST

     MANAGED BY FAF ADVISORS, INC.



       - Equity Income Portfolio                                            SAST



       - Equity Index Portfolio                                             SAST



     MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA



       - Federated American Leaders Portfolio*                              SAST



       - Telecom Utility Portfolio                                          SAST


     MANAGED BY FRANKLIN ADVISORY SERVICES, LLC


       - Small Company Value Portfolio                                      SAST



     MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.



       - Global Equities Portfolio                                          SAST



     MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**



       - International Diversified Equities Portfolio  SAST


     MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC


       - Emerging Markets Portfolio                                         SAST



       - International Growth & Income Portfolio                            SAST



       - Putnam Growth: Voyager Portfolio                                   SAST


     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

       - Capital Appreciation Portfolio                                      AST

       - Growth Portfolio                                                    AST

BALANCED:


     MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.



       - SunAmerica Balanced Portfolio                                      SAST


     MANAGED BY WM ADVISORS, INC.

       - Asset Allocation Portfolio                                          AST

BOND:

     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.


       - High-Yield Bond Portfolio                                          SAST


     MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY


       - Corporate Bond Portfolio                                           SAST


     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL


       - Global Bond Portfolio                                              SAST



     MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**



       - Worldwide High Income Portfolio                                    SAST


     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

       - Government and Quality Bond Portfolio                               AST

CASH:


     MANAGED BY COLUMBIA MANAGEMENT ADVISORS, LLC



       - Cash Management Portfolio                                          SAST


* "Dogs" of Wall Street Portfolio is an equity fund seeking total return and Federated American Leaders Portfolio is an equity fund seeking growth of capital and income.


** Morgan Stanley Investment Management, Inc. does business in certain circumstances as "Van Kampen."



YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.


If applicable, your Plan may limit the Variable Portfolios available under your Contract.


FIXED ACCOUNTS


Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.


At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


If your contract offered Fixed Accounts subject to a market value adjustment, please see the Market Value Adjustment ("MVA") Appendix in this prospectus for additional information.


DOLLAR COST AVERAGING FIXED ACCOUNTS



You may invest initial rollover Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.



DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. Please note, for administrative reasons, we accumulate all subsequent Purchase Payments made in a given month into a single trade, and apply the fixed rate of interest available at that time. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.



DOLLAR COST AVERAGING PROGRAM



The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.


We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


     EXAMPLE OF DCA PROGRAM:



     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:


    -------------------------------------------------------------------------
            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
    -------------------------------------------------------------------------
              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
    -------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.


TRANSFERS DURING THE ACCUMULATION PHASE



Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone or through the Company's website (www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received by us in good order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

TRANSFER POLICIES


We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an Underlying Fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the corresponding Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.



We have adopted the following administrative procedures to discourage Short-Term Trading.



All transfer requests in excess of 15 transfers within a rolling twelve-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail"). Once a contract triggers this "Standard U.S. Mail Policy," all transfer requests must be submitted by U.S. Mail for 12 months from the date of the triggering transfer. For example, if you made a transfer on August 16, 2006 and within the previous twelve months (from August 17, 2005 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2006 must be submitted by U.S. Mail (from August 17, 2006 through August 16, 2007). We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.



We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.


The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.


AUTOMATIC ASSET REBALANCING


Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.
     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.


VOTING RIGHTS


The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.


SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS



We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.


----------------------------------------------------------------
----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------

You can access money in your Contract in three ways:

     - by receiving income payments during the Income Phase, SEE INCOME OPTIONS BELOW;

     - by taking a loan in accordance with the provisions of your Plan and/or this Contract (TSA only); or

     - subject to the restrictions described below, by making a partial or total withdrawal.


Any request for withdrawal will be priced as of the day it is received by us in good order if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.



Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal before the end of the withdrawal charge period. If you made a total withdrawal, we also deduct premium taxes, if applicable.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of Contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.


We may establish certain minimum withdrawal amounts or require that a minimum amount remain in a Variable Portfolio upon withdrawal. Please consult the Annuity Service Center for additional information. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and each fixed account option in which you are invested.



WITHDRAWAL RESTRICTIONS


Withdrawals under Section 403(b) Contracts are subject to the limitations under
Section 403(b)(11) of the IRC and any applicable Plan document. Section 403(b) provides that salary reduction contributions deposited and earnings credited on any salary reduction contributions after December 31, 1988 may only be withdrawn upon (1) death; (2) disability; (3) reaching age 59 1/2; (4) separation from service; or (5) occurrence of a hardship. Amounts accumulated in one Section 403(b)(1) Contract may be transferred to another Section 403(b)(1) Contract or
Section 403(b)(7) custodial account without a penalty under the IRC. Amounts accumulated in a Section 403(b)(7) custodial account and deposited in a Contract will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction contributions. For more information on these provisions. SEE TAXES BELOW.

If your Plan is subject to Title I of ERISA, your withdrawal request must be authorized by the Contractholder on your behalf. All withdrawal requests will require the Contractholder's written authorization and written documentation specifying the portion of your Contract value which is available for distribution to you.

If your Plan is not subject to Title I of ERISA and you own a TSA, you must certify to AIG SunAmerica Life that, one of the events listed in the IRC has occurred (and provide supporting information, if requested) and that AIG SunAmerica Life may rely on such representation in granting such a withdrawal request. The above does not apply to transfers to other Qualified investment alternatives. SEE TAXES BELOW. You should consult your tax adviser as well as review the provisions of any applicable Plan before requesting a withdrawal.

In addition to the restrictions noted above, a Plan may contain additional withdrawal or transfer restrictions.

Early withdrawals from a TSA or IRA, as defined under Section 72(q) and 72(t) of the IRC, may be subject to 10% penalty tax.


TEXAS OPTIONAL RETIREMENT PROGRAM


If you participate in the Texas Optional Retirement Program ("ORP") you must obtain a certificate of termination from your employer before you can redeem your Contract. We impose this requirement on you because the Texas Attorney General ruled that participants in ORP may redeem their Contract only upon termination of their employment by Texas public institutions of higher education, or upon retirement death or total disability.


SYSTEMATIC WITHDRAWAL PROGRAM


If you elect and the terms of any applicable Plan and/or the IRC allow, then we use money in your Contract to pay your monthly, quarterly, semiannual or annual payments during the Accumulation Phase. Electronic transfer of these funds to your bank account is also available. However, any such payments you elect to receive are subject to all applicable withdrawal charges, market value adjustments, income taxes, tax penalties and other withdrawal restrictions affecting your Contract. The minimum amount of each withdrawal is $50. There must be a least $500 remaining in your Contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2 at the time of withdrawal. There is no additional charge for participating in this program.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.


WITHDRAWAL CHARGES, INCOME TAXES, TAX PENALTIES AND CERTAIN WITHDRAWAL RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE, INCLUDING SYSTEMATIC WITHDRAWALS.

LOANS


If you own a TSA and, if applicable, your Plan permits, you may take a loan from your Contract during the Accumulation Period. You may apply for a loan under the Contract by completing a loan application available from AIG SunAmerica Life. Loans are secured by a portion of your Contract Value. More information about loans, including interest rates, restrictions, terms of repayment and applicable fees and charges is available in the Certificate, the Endorsement and the Loan Agreement as well as from AIG SunAmerica Life's Annuity Service Center.


FREE WITHDRAWAL AMOUNT


If your Contract is subject to withdrawal charge schedule A, you may be able to withdraw 15% of your Purchase Payments each Contract year, free of a contractual withdrawal charge. The amount available for free withdrawal each year is reduced by the amount of any Purchase Payment previously withdrawn in that Contract year. However, upon a full surrender of your Contract, any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of surrender (except in the State of Washington).


MINIMUM CONTRACT VALUE



Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals and/or fees and charges; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


----------------------------------------------------------------
----------------------------------------------------------------
                                 DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------

If you should die during the Accumulation Phase of your Contract, we pay a death benefit to your Beneficiary. For Contracts issued on or after November 24, 2003, the death benefit (unless limited by your Plan) equals the greater of:

     1. Total Purchase Payments reduced by the amount of any loan(s) outstanding plus accrued interest and reduced for withdrawals (and any fees and charges applicable to those withdrawals) in the same proportion that each withdrawal reduced Contract Value on the date of the withdrawal as calculated at the time we receive satisfactory proof of death, or;

     2. Contract Value at the time we receive satisfactory proof of death and all required paperwork.

For information on death benefits included in Contracts issued before November 24, 2003 please see the Statement of Additional Information.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase your Beneficiary receives any remaining guaranteed income payments (or a portion thereof) in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. Plans subject to Title 1 of ERISA may impose additional restrictions on beneficiary designation which are discussed in the Beneficiary Designation Form.

We calculate and pay the death benefit when we receive satisfactory proof of death and all required paperwork. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

The death benefit must be paid by December 31 of the calendar year containing the fifth anniversary of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin on or before December 31 of the calendar year immediately following the year of your death.

If the Beneficiary is the Participant's surviving spouse, the surviving spouse may elect to receive the entire death benefit in equal or substantially equal payments over their life or over a period not longer than their life expectancy, commencing at any date prior to the later of:

      (i) December 31 of the calendar year immediately following the calendar year in which the Participant died, and

     (ii) December 31 of the calendar year in which the Participant would have attained age 70 1/2.


For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


----------------------------------------------------------------
----------------------------------------------------------------
                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------


There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE APPENDIX D FOR STATE-SPECIFIC EXPENSES.



SEPARATE ACCOUNT CHARGES


Separate account charges may vary by Plan or group Contract. The annual separate account expenses on this Contract ranges from 0.85% to a maximum of 1.25%, annually of the value of your Contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of Contract distribution assumed by the Company. The separate account charges applicable to your Contract can be obtained by contacting your Plan Sponsor, Employer or financial representative or consulting your Contract Data page. There is no separate account charge deducted against amounts allocated to the fixed account options.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the Contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the Contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

The separate account charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.


WITHDRAWAL CHARGES


A withdrawal charge may apply against each Purchase Payment you put into the Contract if you seek withdrawal of that payment prior to the end of a specified period.

The withdrawal charge amount may vary by Plan. If applicable, the withdrawal charge equals a percentage of the Purchase Payment you take out of the Contract. The withdrawal charge percentage may decline over time for each Purchase Payment in the Contract. The applicable withdrawal charge schedule will appear on your Contract Data Page.

Currently, the withdrawal charges range from 0% to the maximum withdrawal charge, as noted:

SEPARATED FROM SERVICE AT CONTRACT ISSUE

(SCHEDULE A)

------------------------------------------------------------------
YEAR                              1     2     3     4     5     6
------------------------------------------------------------------
  WITHDRAWAL CHARGE              6%    6%    5%    5%    4%    0%
------------------------------------------------------------------

EMPLOYED AT CONTRACT ISSUE

(SCHEDULE B)

-------------------------------------------------------------------
YEAR                         1     2     3     4     5     6     7
-------------------------------------------------------------------
  WITHDRAWAL CHARGE         6%    6%    5%    5%    4%    4%    0%
-------------------------------------------------------------------

You may obtain information as to the withdrawal charge applicable to your Contract by contacting your Plan Sponsor, Employer, financial representative or by consulting your Contract Data page.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your Contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your Contract. If you withdraw all of your Contract value, we deduct any applicable withdrawal charge from the amount withdrawn.

We calculate charges due on a total withdrawal as of the day after we receive your request and your Contract. We return your Contract value less any applicable fees and charges. You will not receive the benefit of any available and prior free withdrawal amounts (applicable only to those subject to withdrawal charge Schedule A) if you make a complete withdrawal of your Contract.

Both the insurance charges and the withdrawal charges may vary by Plan and/or group Contract based on certain objective factors. SEE REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS CREDITED BELOW.


EXCEPTIONS TO WITHDRAWAL CHARGE


If a withdrawal charge applies to your Contract a withdrawal charge is not applicable to withdrawals requested in the following situations:

     - Annuitization (except if under the Income Protector Program) SEE INCOME OPTIONS ABOVE;

     - Death Benefits, SEE DEATH BENEFIT BELOW;

     - After your 10th Contract anniversary;

     - If you are subject to withdrawal charge Schedule A, 15% of your Purchase Payments each Contract year;

     - Disability occurring after Contract issue;

     - Hardship occurring after Contract issue;

     - After separation from service occurring after Contract issue.

     - loans in accordance with the requirements of ERISA and/or the IRC, the Plan and the Contract; and

     - to avoid Federal Income Tax penalties or satisfy income tax rules applicable to the Contract from which the withdrawal is made.

Additionally, upon conversion to an IRA from an existing Polaris Plus 403(b) Contract, IRA Contractholders will receive credit for time served in their prior Polaris Plus TSA variable annuity investment. This means we will carry over the 403(b) Purchase Payment history with respect to any potential withdrawal charges under the IRA.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.


INCOME PROTECTOR



We charge a fee for the Income Protector program, as follows:



----------------------------------------------------------------------------------
                                               ANNUALIZED FEE AS A % OF YOUR
             CONTRACT YEAR                          INCOME BENEFIT BASE
----------------------------------------------------------------------------------
         Income Protector Plus                             0.15%
----------------------------------------------------------------------------------
          Income Protector Max                             0.30%
----------------------------------------------------------------------------------



Since the Income Benefit Base is only a calculation and does not provide a Contract value, we deduct the fee from your actual Contract value beginning on the Contract anniversary on which your enrollment in the program becomes effective. If you elect to participate in the Income Protector program at Contract issue, we begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program at some time after Contract issue, we begin deducting the annual fee on the Contract anniversary of or following election. We will deduct this charge from your Contract value on every Contract anniversary up to and including your Income Benefit Date.



UNDERLYING FUND EXPENSE



INVESTMENT MANAGEMENT FEES



The Separate Account purchases shares of the Variable Portfolios. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. These fees may vary. They are not fixed or specified in your annuity contract, rather the Variable Portfolios are governed by their own boards of trustees.


For more detailed information on these Underlying Fund fees, refer to the prospectuses for the Trusts.


TRANSFER FEE


We currently permit an unlimited number of transfers between investment options, every year. We reserve the right to limit the number of transfers to 15 per year, in the future, for both new and existing Contractholders. If we do impose such a limit you will be charged $25 for each transfer over that limit. SEE INVESTMENT OPTIONS ABOVE.


PREMIUM TAX


Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. We deduct these premium tax charges when you fully surrender your contract or begin the Income Phase. In the future, we may deduct this premium tax at the time you make a Purchase Payment or upon payment of a death benefit.


INCOME TAXES


We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED


Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

----------------------------------------------------------------
----------------------------------------------------------------
                                 INCOME OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------


ANNUITY DATE


During the Income Phase, the money in your Contract is used to make regular income payments to you. You may switch to the Income Phase any time. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5, once you begin receiving income payments, you cannot otherwise access your money through withdrawal or surrender.

Generally, for Qualified Contracts, the Annuity Date may be any day after you reach age 59 1/2 but not later than your 75th birthday. However, you may be required to begin taking minimum distributions by April 1 following the later of, the year in which you turn age 70 1/2 or the calendar year in which you retire. SEE TAXES BELOW.

As to TSAs and IRAs, an income payment is generally considered a withdrawal. Therefore, IRC withdrawal restrictions may limit the time at which income payments may begin. SEE ACCESS TO YOUR MONEY ABOVE.

If the Annuity Date is past your 85th birthday, your Contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.


ANNUITY INCOME OPTIONS



Currently, this Contract offers 5 standard income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments selected for joint lives, We pay according to Option 3 for a period of 10 years.


We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your Contract. Under a TSA you, as the Participant, are always the Annuitant. Under an IRA you as the Owner must always be the Annuitant. UNDER CERTAIN QUALIFIED CONTRACTS THE INCOME OPTION YOU SELECT MAY NOT EXCEED YOUR LIFE EXPECTANCY.


OPTION 1 - LIFE INCOME ANNUITY



This option provides annuity income payments for the life of the Annuitant. Annuity income payments stop when the Annuitant dies.



OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY



This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments stop when the survivor dies.



OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED



This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.



OPTION 4 - LIFE INCOME ANNUITY WITH 10, 15 OR 20 YEARS GUARANTEED



This option is similar to Option 1 above with an additional guarantee of payments for at least 10, 15 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.



OPTION 5 - INCOME FOR A SPECIFIED PERIOD



This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.



The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.



Please read the Statement of Additional Information for a more detailed discussion of the annuity income options.



FIXED OR VARIABLE INCOME PAYMENTS



You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.



ANNUITY INCOME PAYMENTS



We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:



     - for life options, your age when annuity income payments begin; and


     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and


     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.



If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.



The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.



TRANSFERS DURING THE INCOME PHASE



During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.



DEFERMENT OF PAYMENTS


We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.


THE INCOME PROTECTOR


If elected, this feature provides a future "safety net" in the event that, when you choose to begin receiving income payments, your Contract has not performed within a historically anticipated range. The Income Protector program offers you the ability to receive a guaranteed fixed minimum retirement income upon annuitization. With the Income Protector you can know the level of minimum income that will be available to you if, when you chose to begin the income phase of your Contract, down markets have negatively impacted your Contract value. We reserve the right to modify, suspend or terminate the Income Protector program at any time.

The Income Protector provides two levels of minimum retirement income. The two available options are the Income Protector Plus and Max. If you enroll in the Income Protector program, We charge a fee based on the level of protection you select. The amount of the fee and how to enroll are described below. In order to utilize the benefit of the program you must follow the provisions discussed below.

Certain IRC restrictions on income options available to Qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACTHOLDERS, below.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

We base the amount of minimum income available to you if you take income payments using the Income Protector upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Income Benefit Base is equal to your Contract value. Your participation becomes effective on either the date of issue of the Contract (if elected at the time of application) or on the Contract anniversary following your enrollment in the program.

The Income Benefit Base is only a calculation. It does not represent a Contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your Contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

     (a) is,


          - for the first year of calculation, your Contract value on the date your participation in the program became effective, or;


          - for each subsequent year of calculation, the Income Benefit Base on the prior Contract anniversary, and;

     (b) is the sum of all Purchase Payments made into the Contract since the last Contract anniversary, and;

     (c) is all withdrawals and applicable fees and charges since the last Contract anniversary (excluding any positive MVA), in an amount proportionate to the amount by which such withdrawals decreased your Contract value.

The Income Benefit Base accumulates at one of the following annual growth rates from the date your enrollment becomes effective through your election to begin receiving income under the program:

-------------------------------------------------------
                OPTIONS                   GROWTH RATE*
-------------------------------------------------------
       The Income Protector Plus           3.25%
-------------------------------------------------------
        The Income Protector Max           5.25%
-------------------------------------------------------

* If you elect the Plus or Max feature on a subsequent anniversary, the Growth Rates may be different.

The growth rates for the Plus or Max features cease on the Contract anniversary following the Annuitant's 90th birthday.

ENROLLING IN THE PROGRAM

If you decide that you want the protection offered by the Income Protector program, you must elect the option of your choice by completing the Income Protector Election Form available through our Annuity Service Center. You may only elect one of the options, you can not change your election once made, and you can not terminate your enrollment. In order to obtain the benefit of the Income Protector program you may not begin the income phase for at least seven years following your enrollment.

STEP-UP OF YOUR INCOME BENEFIT BASE

You may also have the opportunity to "Step-Up" your Income Benefit Base. The Step-Up feature allows you to increase your Income Benefit Base to the amount of your Contract value on your Contract anniversary. You can only elect to Step-Up within the 30 days before the next Contract anniversary. The seven year waiting period required prior to electing income payments through the Income Protector is restarted if you step-up your Income Benefit Base.

You must complete the appropriate portion of the Income Protector Election Form to effect a Step-Up.

ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your Contract using the Income Protector Program ONLY within the 30 days after the seventh or later Contract anniversary following the later of,

     - the effective date of your enrollment in the Income Protector program, or

     - the Contract anniversary of your most recent Step-Up.

The Contract anniversary prior to your election to begin receiving income payments is your Income Benefit Date. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum fixed retirement income. To arrive at the minimum guaranteed fixed retirement income available to you, we apply the annuity rates stated in your Income Protector Endorsement for the income option you select to your final Income Benefit Base.

You then choose if you would like to receive that income annually, quarterly or monthly for the time guaranteed under your selected annuity option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as your Income Benefit Date, and;

     (b) is any partial withdrawals of Contract value and any charges applicable to those withdrawals (excluding any positive MVA) and any withdrawal charges otherwise applicable, calculated as if you fully surrender your Contract at the Income Benefit Date, and any applicable premium taxes.

The income options available when using the Income Protector program to receive your retirement income are:

     - Life Annuity with 10 Year Period Certain, or

     - Joint and 100% Survivor Annuity with 20 Year Period Certain

At the time you elect to begin the income phase, we will calculate your annual income using both your final Income Benefit Base and your Contract value. We will use the same income option for each calculation, however, the annuity factors used to calculate your income under the Income Protector will be different. You will receive whichever provides a greater stream of income. If you take Income Payments using the Income Protector your payments will be fixed in amount. You are not required to use the Income Protector to receive your Income Payments. The general provisions of your Contract provide other income options. However, we will not refund fees paid for the Income Protector if you begin taking Income Payments under the general provisions of your Contract. YOU MAY NEVER NEED TO RELY UPON THE INCOME PROTECTOR, IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NOTE TO QUALIFIED CONTRACTHOLDERS

Qualified Contracts generally require that you select an income option which does not exceed your life expectancy. That restriction may limit the benefit of the Income Protector program. To utilize the Income Protector you must take income payments under one of two income options. If those income options exceed your life expectancy you may be prohibited from receiving your guaranteed fixed income under the program. If you own a Qualified Contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.

You should consult your tax advisor for information concerning your particular circumstances.

FEES ASSOCIATED WITH THE INCOME PROTECTOR

We charge a fee for the Income Protector program, as follows:


 -------------------------------------------------------
                                          FEE AS A % OF
                                          YOUR INCOME
                 OPTIONS                  BENEFIT BASE
---------------------------------------------------------
          Income Protector Plus             0.15%
---------------------------------------------------------
          Income Protector Max              0.30%
---------------------------------------------------------

Since the Income Benefit Base is only a calculation and does not provide a Contract value, we deduct the fee from your actual Contract value beginning on the Contract anniversary on which your enrollment in the program becomes effective.

If you elect to participate in the Income Protector program at Contract issue, we begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program at some time after Contract issue, we begin deducting the annual fee on the Contract anniversary of or following election. We will deduct this charge from your Contract value on every Contract anniversary up to and including your Income Benefit Date.

After a Step-Up, the fee for the Income Protector Max or Plus will be based on your Stepped-Up Income Benefit Base, and will be deducted from your Contract value beginning on the effective date of the step-up.


The Income Protector may not be available in your state. Please consult your financial representative for information regarding availability of this program in your state. SEE THE APPENDIX FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR FEATURE.


----------------------------------------------------------------
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                                     TAXES
----------------------------------------------------------------
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NOTE:  THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND
GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.


ANNUITY CONTRACTS IN GENERAL


The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS


If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(B) ELIGIBLE DEFERRED COMPENSATION PLANS)


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including the Owner's attainment of age 59 1/2 and at least five years in a Roth account under the plan or IRA, will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

     - for payment of health insurance if you are unemployed and meet certain requirements

     - distributions from IRAs for higher education expenses

     - distributions from IRAs for first home purchases

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.


MINIMUM DISTRIBUTIONS



Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.


The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.



TAX TREATMENT OF DEATH BENEFITS


Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.


CONTRACTS OWNED BY A TRUST OR CORPORATION



A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-qualified annuity contract.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT



If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-qualified contract.


The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL



The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.



The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.



These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.


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                               OTHER INFORMATION
----------------------------------------------------------------
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AIG SUNAMERICA LIFE


The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.


THE SEPARATE ACCOUNT



The Company originally established a separate account, Variable Annuity Account Seven, under Arizona law on August 28, 1998. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act, as amended.


The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.


THE GENERAL ACCOUNT


Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

The Company has a support agreement in effect between the Company and its ultimate parent company, AIG, and the Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG. See the Statement of Additional Information for more information regarding these arrangements.

Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. There can be no assurance that such ratings agencies will not take further action with respect to such ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.

GUARANTEE OF INSURANCE OBLIGATIONS

Insurance obligations under contracts issued by the Company are guaranteed by American Home, an affiliate of the Company. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and income options. The guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The guarantee provides that the Company's contract owners can enforce the guarantee directly.

The Company expects that the American Home guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the American Home guarantee would continue to be covered, including obligations arising from Purchase Payments received after termination, until satisfied in full.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of AIG.


PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT


PAYMENTS TO BROKER-DEALERS

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 5.25% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 0.65% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.


We may pay support fees in the form of additional cash or non-cash compensation. These payments can take a variety of forms. They may be intended to reimburse the broker-dealer and/or a specific registered representative for specific expenses incurred or may be calculated as a percentage of sales, certain assets under management, and/or assets invested with us for a particular amount of time (persistency bonus). We may also pay support fees as a flat fee. These payments may be consideration for, among other things, presentation within the broker-dealer firm as a preferred product provider, greater access to train and educate the firm's registered representatives about our products, our participation in the firm's sales conferences and educational seminars and broker-dealers' due diligence on our products. Payment of these support fees may result in our products receiving more visible promotion within the firms than other insurers who might not make such payments or might pay smaller amounts. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under variable contracts sold.



Contract commissions and other support fees have a financial impact on the broker-dealer firm and your registered representative and therefore may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and any resulting real or perceived conflicts of interest.



AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are retained in connection with the distribution of the contracts.


PAYMENTS WE RECEIVE

In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers or their affiliates for services related to the availability of the Underlying Funds in the contract. We receive such payments in connection with each of the Trusts available in this Contract. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management. Furthermore, certain investment advisers and/or subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.


ADMINISTRATION


We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.


LEGAL PROCEEDINGS



There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company.



On February 9, 2006, AIG announced that it had reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities & Exchange Commission, ("SEC"), Department of Justice ("DOJ"), the Office of the New York Attorney General and the New York State Department of Insurance ("NYAG and DOI"). The settlements resolved outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company expects that permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however.


FINANCIAL STATEMENTS


AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.


We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Amended Annual Report on Form 10-K/A for the year ended December 31, 2005, filed on June 19, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:


WASHINGTON, DISTRICT OF COLUMBIA

100 F. Street, N.E., Room 1580

Washington, DC 20549

CHICAGO, ILLINOIS

175 W. Jackson Boulevard

Chicago, IL 60604

NEW YORK, NEW YORK

3 World Financial, Room 4300

New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company

Annuity Service Center

P.O. Box 54299

Los Angeles, California 90054-0299

Telephone Number: (800) 445-SUN2

The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.


REGISTRATION STATEMENTS


Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

----------------------------------------------------------------
----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.


Separate Account................................    3
American Home Assurance Company.................    3
General Account.................................    3
Support Agreement Between the Company and AIG...    4
Performance Data................................    4
Income Payments.................................    7
Annuity Unit Values.............................    7
Death Benefits for Contracts Issued Before
  November 24, 2003.............................   12
Taxes...........................................   10
Distribution of Contracts.......................   14
Financial Statements............................   14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  APPENDIX A - CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                  FOR THE      FOR THE      FOR THE
                                                INCEPTION TO       FISCAL       FISCAL       FISCAL
                                                 FISCAL YEAR      YEAR END    YEAR ENDED   YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS           END 4/30/99      4/30/00      4/30/01      4/30/02
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST - CLASS 1 SHARES
-----------------------------------------------------------------------------------------------------
Asset Allocation
(Inception Date - (a) 3/23/99 (b) 9/19/05)
  Beginning AUV..............................  (a)       18.47       19.16        19.87       19.099
                                               (b)
  Ending AUV.................................  (a)       19.16       19.87        19.10       18.333
                                               (b)
  Ending Number of AUs.......................  (a)      27,027     593,068      638,666      602,916
                                               (b)
-----------------------------------------------------------------------------------------------------
Capital Appreciation
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       27.21       28.69        45.44       37.392
                                               (b)                                10.00        8.575
  Ending AUV.................................  (a)       28.69       45.44        37.39       31.686
                                               (b)                                 8.57        7.295
  Ending Number of AUs.......................  (a)      52,736     878,168      935,668      939,065
                                               (b)                                  818        3,904
-----------------------------------------------------------------------------------------------------
Government and Quality Bond
(Inception Date - (a) 3/19/99 (b) 2/8/01)
  Beginning AUV..............................  (a)       13.60       13.60        13.50       14.844
                                               (b)                                10.69       10.717
  Ending AUV.................................  (a)       13.60       13.50        14.84       15.704
                                               (b)                                10.72       11.384
  Ending Number of AUs.......................  (a)     180,434   3,159,021    3,297,472    3,250,427
                                               (b)                                   25        3,422
-----------------------------------------------------------------------------------------------------
Growth
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       27.45       28.24        34.09       29.136
                                               (b)                                10.00        8.745
  Ending AUV.................................  (a)       28.24       34.09        29.14       25.649
                                               (b)                                 8.75        7.729
  Ending Number of AUs.......................  (a)      49,892     795,149      838,055      829,414
                                               (b)                                1,549        4,575
-----------------------------------------------------------------------------------------------------

                                                FOR THE      FOR THE      FOR THE      FOR THE
                                                 FISCAL       FISCAL       FISCAL       FISCAL
                                               YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS          4/30/03      4/30/04      4/30/05      4/30/06
---------------------------------------------  -------------------------------------------------
---------------------------------------------  -------------------------------------------------
ANCHOR SERIES TRUST - CLASS 1 SHARES
-----------------------------------------------------------------------------------------------------
Asset Allocation
(Inception Date - (a) 3/23/99 (b) 9/19/05)
  Beginning AUV..............................     18.333       17.703       20.967        22.195
                                                                                          13.223
  Ending AUV.................................     17.703       20.967       22.195        24.400
                                                                                          13.939
  Ending Number of AUs.......................    571,196      662,512      566,460       480,138
                                                                                               7
-----------------------------------------------------------------------------------------------------
Capital Appreciation
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     31.686       27.782       34.031        34.158
                                                   7.295        6.422        7.899         7.960
  Ending AUV.................................     27.782       34.031       34.158        43.027
                                                   6.422        7.899        7.960        10.067
  Ending Number of AUs.......................    872,982      849,975      718,778       552,955
                                                   2,897        2,025        1,009         1,009
-----------------------------------------------------------------------------------------------------
Government and Quality Bond
(Inception Date - (a) 3/19/99 (b) 2/8/01)
  Beginning AUV..............................     15.704       16.834       16.804        17.353
                                                  11.384       12.253       12.280        12.732
  Ending AUV.................................     16.834       16.804       17.353        17.180
                                                  12.253       12.280       12.732        12.656
  Ending Number of AUs.......................  3,259,053    2,682,883    1,995,979     1,474,874
                                                     326          175          132           132
-----------------------------------------------------------------------------------------------------
Growth
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     25,649       21.660       26.870        28.327
                                                   7.729        6.553        8.163         8.640
  Ending AUV.................................     21.660       26.870       28.327        33.323
                                                   6.553        8.163        8.640        10.204
  Ending Number of AUs.......................    767,232      743,102      606,500       475,482
                                                   1,707        1,707        1,317         1,256
-----------------------------------------------------------------------------------------------------



       AUV - Accumulation Unit Value


       AU - Accumulation Units


       (a) Reflects 1.25% Separate Account Charges


       (b) Reflects 0.85% Separate Account Charges

                                                                  FOR THE      FOR THE      FOR THE
                                                INCEPTION TO       FISCAL       FISCAL       FISCAL
                                                 FISCAL YEAR      YEAR END    YEAR ENDED   YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS           END 4/30/99      4/30/00      4/30/01      4/30/02
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST - CLASS 1 SHARES
-----------------------------------------------------------------------------------------------------
Aggressive Growth
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       15.48       16.18        24.02       17.202
                                               (b)                                 9.66        6.660
  Ending AUV.................................  (a)       16.18       24.02        17.20       13.067
                                               (b)                                 6.66        5.079
  Ending Number of AUs.......................  (a)      28,487     907,848      951,846      893,284
                                               (b)                                  463          980
-----------------------------------------------------------------------------------------------------
Alliance Growth
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       40.86       40.20        49.82       35.913
                                               (b)                                 8.81        7.072
  Ending AUV.................................  (a)       40.20       49.82        35.91       28.657
                                               (b)                                 7.07        5.666
  Ending Number of AUs.......................  (a)     147,759   2,826,566    2,862,749    2,724,668
                                               (b)                                  694        3,136
-----------------------------------------------------------------------------------------------------
Cash Management
(Inception Date - (a) 3/23/99 (b) 1/26/01)
  Beginning AUV..............................  (a)       11.95       11.99        12.45       13.012
                                               (b)                                10.22       10.325
  Ending AUV.................................  (a)       11.99       12.45        13.01       13.185
                                               (b)                                10.32       10.505
  Ending Number of AUs.......................  (a)     337,271   2,131,823    2,060,001    1,839,033
                                               (b)                                1,701        3,026
-----------------------------------------------------------------------------------------------------
Corporate Bond
(Inception Date - (a) 3/23/99 (b) 4/6/01)
  Beginning AUV..............................  (a)       13.09       13.15        12.77       13.649
                                               (b)                                10.00        9.958
  Ending AUV.................................  (a)       13.15       12.77        13.65       14.359
                                               (b)                                 9.96       10.517
  Ending Number of AUs.......................  (a)      32,037     600,023      644,043      685,610
                                               (b)                                    5          255
-----------------------------------------------------------------------------------------------------
Davis Venture Value
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       25.34       26.76        30.39       28.201
                                               (b)                                10.00        9.864
  Ending AUV.................................  (a)       26.76       30.39        28.20       25.682
                                               (b)                                 9.86        9.019
  Ending Number of AUs.......................  (a)      37,452     748,416      830,018      876,039
                                               (b)                                  719        4,088
-----------------------------------------------------------------------------------------------------
"Dogs" of Wall Street
(Inception Date - (a) 3/19/99 (b) 1/15/04)
  Beginning AUV..............................  (a)        9.42       10.22         8.41        9.436
                                               (b)
  Ending AUV.................................  (a)       10.22        8.41         9.44       10.177
                                               (b)
  Ending Number of AUs.......................  (a)      30,615     665,329      640,566      657,864
                                               (b)
-----------------------------------------------------------------------------------------------------
Emerging Markets
(Inception Date - (a) 3/23/99 (b) 10/24/00)
  Beginning AUV..............................  (a)        6.60        7.63         9.68        6.741
                                               (b)                                10.00        9.120
  Ending AUV.................................  (a)        7.63        9.68         6.74        7.366
                                               (b)                                 9.12       10.010
  Ending Number of AUs.......................  (a)      18,838     588,449      588,363      599,115
                                               (b)                                   90          797
-----------------------------------------------------------------------------------------------------

                                                FOR THE      FOR THE      FOR THE      FOR THE
                                                 FISCAL       FISCAL       FISCAL       FISCAL
                                               YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS          4/30/03      4/30/04      4/30/05      4/30/06
---------------------------------------------  -------------------------------------------------
---------------------------------------------  -------------------------------------------------
SUNAMERICA SERIES TRUST - CLASS 1 SHARES
-----------------------------------------------------------------------------------------------------
Aggressive Growth
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     13.067       10.587       12.923        14.167
                                                   5.079        4.131        5.063         5.573
  Ending AUV.................................     10.587       12.923       14.167        17.412
                                                   4.131        5.063        5.573         6.877
  Ending Number of AUs.......................    812,929      790,356      693,354       535,535
                                                     288          310           22            12
-----------------------------------------------------------------------------------------------------
Alliance Growth
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     28.657       24.004       26.836        27.116
                                                   5.666        4.756        5.349         5.426
  Ending AUV.................................     24.004       26.836       27.116        34.464
                                                   4.765        5.349        5.426         6.924
  Ending Number of AUs.......................  2,424,504    2,306,310    1,847,707     1,400,581
                                                   1,984        2,006        2,006         1,916
-----------------------------------------------------------------------------------------------------
Cash Management
(Inception Date - (a) 3/23/99 (b) 1/26/01)
  Beginning AUV..............................     13.185       13.171       13.080        13.092
                                                  10.505       10.536       10.505        10.557
  Ending AUV.................................     13.171       13.080       13.092        13.373
                                                  10.536       10.505       10.557        10.827
  Ending Number of AUs.......................  1,553,588    1,210,503    1,115,235       734,314
                                                   3,497        3,497        3,497             0
-----------------------------------------------------------------------------------------------------
Corporate Bond
(Inception Date - (a) 3/23/99 (b) 4/6/01)
  Beginning AUV..............................     14.359       15.637       16.594        17.235
                                                  10.517                                  12.777
  Ending AUV.................................     15.637       16.594       17.235        17.476
                                                                                          13.007
  Ending Number of AUs.......................    679,219      634,989      500,897       368,666
                                                                                               0
-----------------------------------------------------------------------------------------------------
Davis Venture Value
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     25.682       22.336       29.081        31.579
                                                   9.019        7.875       10.294        11.223
  Ending AUV.................................     22.336       29.081       31.579        36.641
                                                   7.875       10.294       11.223        13.074
  Ending Number of AUs.......................    837,110      860,682      736,735       611,559
                                                   1,413        1,375        1,204         1,168
-----------------------------------------------------------------------------------------------------
"Dogs" of Wall Street
(Inception Date - (a) 3/19/99 (b) 1/15/04)
  Beginning AUV..............................     10.177        8.758       10.912        11.108
                                                               11.646       11.804        12.064
  Ending AUV.................................      8.758       10.912       11.108        11.749
                                                               11.804       12.064        12.811
  Ending Number of AUs.......................    647,923      609,287      496,507       377,380
                                                                    8            8             4
-----------------------------------------------------------------------------------------------------
Emerging Markets
(Inception Date - (a) 3/23/99 (b) 10/24/00)
  Beginning AUV..............................      7.366        6.102        9.107        11.202
                                                  10.010                                  15.408
  Ending AUV.................................      6.102        9.107       11.202        18.302
                                                                                          25.275
  Ending Number of AUs.......................    518,892      680,531      544,013       595,058
                                                                                               0
-----------------------------------------------------------------------------------------------------



       AUV - Accumulation Unit Value


       AU - Accumulation Units


       (a) Reflects 1.25% Separate Account Charges


       (b) Reflects 0.85% Separate Account Charges

                                                                  FOR THE      FOR THE      FOR THE
                                                INCEPTION TO       FISCAL       FISCAL       FISCAL
                                                 FISCAL YEAR      YEAR END    YEAR ENDED   YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS           END 4/30/99      4/30/00      4/30/01      4/30/02
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST - CLASS 1 SHARES
-----------------------------------------------------------------------------------------------------
Equity Income
(Inception Date - (a) 3/23/99 (b) 4/4/01)
  Beginning AUV..............................  (a)       10.00       10.58         9.90       10.956
                                               (b)                                10.16       10.812
  Ending AUV.................................  (a)       10.58        9.90        10.96       10.476
                                               (b)                                10.81       10.378
  Ending Number of AUs.......................  (a)      36,063     705,007      737,673      790,207
                                               (b)                                   18          246
-----------------------------------------------------------------------------------------------------
Equity Index
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV..............................  (a)       10.00       10.26        10.82        9.277
                                               (b)                                 8.98        8.357
  Ending AUV.................................  (a)       10.26       10.82         9.28        7.965
                                               (b)                                 8.36        7.203
  Ending Number of AUs.......................  (a)     400,093   6,227,727    6,183,325    5,912,696
                                               (b)                                  201          907
-----------------------------------------------------------------------------------------------------
Federated American Leaders
(Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV..............................  (a)       16.63       17.58        16.34       17.333
                                               (b)
  Ending AUV.................................  (a)       17.58       16.34        17.33       15.940
                                               (b)
  Ending Number of AUs.......................  (a)      25,264     422,715      445,284      477,854
                                               (b)
-----------------------------------------------------------------------------------------------------
Global Bond
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       14.43       14.54        14.36       15.454
                                               (b)                                10.00       10.481
  Ending AUV.................................  (a)       14.54       14.36        15.45       15.801
                                               (b)                                10.48       10.763
  Ending Number of AUs.......................  (a)      40,454     510,047      517,475      510,010
                                               (b)                                  446          446
-----------------------------------------------------------------------------------------------------
Global Equities
  (Inception Date - (a) 3/19/99 (b) 12/11/00)
  Beginning AUV..............................  (a)       21.05       21.42        27.15       19.986
                                               (b)                                10.00        8.673
  Ending AUV.................................  (a)       21.42       27.15        19.99       16.270
                                               (b)                                 8.67        7.089
  Ending Number of AUs.......................  (a)      14,587     587,483      621,167      598,333
                                               (b)                                  499        1,959
-----------------------------------------------------------------------------------------------------
Growth & Income
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       29.83       30.82        36.49       30.347
                                               (b)                                10.00        8.734
  Ending AUV.................................  (a)       30.82       36.49        30.35       25.714
                                               (b)                                 8.73        7.431
  Ending Number of AUs.......................  (a)     124,672   2,435,756    2,501,326    2,430,317
                                               (b)                                  201        1,872
-----------------------------------------------------------------------------------------------------
High-Yield Bond
  (Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV..............................  (a)       14.71       15.15        14.78       13.607
                                               (b)                                10.00        9.622
  Ending AUV.................................  (a)       15.15       14.78        13.61       12.745
                                               (b)                                 9.62        9.049
  Ending Number of AUs.......................  (a)      23,707     375,439      380,713      368,246
                                               (b)                                   82          539
-----------------------------------------------------------------------------------------------------

                                                FOR THE      FOR THE      FOR THE      FOR THE
                                                 FISCAL       FISCAL       FISCAL       FISCAL
                                               YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS          4/30/03      4/30/04      4/30/05      4/30/06
---------------------------------------------  -------------------------------------------------
---------------------------------------------  -------------------------------------------------
SUNAMERICA SERIES TRUST - CLASS 1 SHARES
-----------------------------------------------------------------------------------------------------
Equity Income
(Inception Date - (a) 3/23/99 (b) 4/4/01)
  Beginning AUV..............................     10.476        8.968       10.735        11.340
                                                  10.378                                  11.386
  Ending AUV.................................      8.968       10.735       11.340        12.864
                                                                                          12.942
  Ending Number of AUs.......................    758,827      792,665      603,319       427,471
                                                                                              25
-----------------------------------------------------------------------------------------------------
Equity Index
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV..............................      7.965        6.794        8.190         8.555
                                                   7.203                                   7.831
  Ending AUV.................................      6.794        8.190        8.555         9.708
                                                                                           8.921
  Ending Number of AUs.......................  5,344,702    5,140,659    4,114,983     3,059,876
                                                                                               0
-----------------------------------------------------------------------------------------------------
Federated American Leaders
(Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV..............................     15.940       13.207       16.286        17.263
                                                                                               0
  Ending AUV.................................     13.207       16.286       17.263        19.241
                                                                                               0
  Ending Number of AUs.......................    463,108      428,881      329,288       225,546
                                                                                               0
-----------------------------------------------------------------------------------------------------
Global Bond
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     15.801       16.849       16.975        17.683
                                                  10.763                                  12.171
  Ending AUV.................................     16.849       16.975       17.683        18.119
                                                                                          12.483
  Ending Number of AUs.......................    476,778      424,680      337,148       257,706
                                                                                              24
-----------------------------------------------------------------------------------------------------
Global Equities
  (Inception Date - (a) 3/19/99 (b) 12/11/00)
  Beginning AUV..............................     16.270       13.156       15.834        16.714
                                                   7.089        5.753        6.938         7.359
  Ending AUV.................................     13.156       15.834       16.714        22.433
                                                   5.753        6.938                      9.911
  Ending Number of AUs.......................    550,495      522,178      430,108       351,150
                                                     212          212                          0
-----------------------------------------------------------------------------------------------------
Growth & Income
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     25.714       22.086       26.313        26.725
                                                   7.431        6.407        7.659         7.809
  Ending AUV.................................     22.086       26.313       26.725        31.224
                                                   6.407        7.659        7.809         9.160
  Ending Number of AUs.......................  2,202,766    2,102,000    1,686,135     1,259,880
                                                     647          663          262           190
-----------------------------------------------------------------------------------------------------
High-Yield Bond
  (Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV..............................     12.745       13.073       15.445        17.310
                                                   9.049                                  12.453
  Ending AUV.................................     13.073       15.445       17.310        19.922
                                                                                          14.361
  Ending Number of AUs.......................    352,067      340,552      272,262       201,721
                                                                                              22
-----------------------------------------------------------------------------------------------------



       AUV - Accumulation Unit Value


       AU - Accumulation Units


       (a) Reflects 1.25% Separate Account Charges


       (b) Reflects 0.85% Separate Account Charges

                                                                  FOR THE      FOR THE      FOR THE
                                                INCEPTION TO       FISCAL       FISCAL       FISCAL
                                                 FISCAL YEAR      YEAR END    YEAR ENDED   YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS           END 4/30/99      4/30/00      4/30/01      4/30/02
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST - CLASS 1 SHARES
-----------------------------------------------------------------------------------------------------
International Diversified Equities
  (Inception Date - (a) 3/19/99 (b) 10/4/04)
  Beginning AUV..............................  (a)       13.99       14.36        15.36       12.332
                                               (b)
  Ending AUV.................................  (a)       14.36       15.36        12.33       10.238
                                               (b)
  Ending Number of AUs.......................  (a)      22,528     381,038      399,062      397,985
                                               (b)
-----------------------------------------------------------------------------------------------------
International Growth & Income
  (Inception Date - (a) 3/24/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       11.81       12.87        14.13       12.641
                                               (b)                                 9.09        8.725
  Ending AUV.................................  (a)       12.87       14.13        12.64       11.010
                                               (b)                                 8.73        7.631
  Ending Number of AUs.......................  (a)      14,725     555,461      591,348      600,190
                                               (b)                                  213          807
-----------------------------------------------------------------------------------------------------
Putnam Growth: Voyager
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       25.97       26.04        30.47       22.464
                                               (b)                                10.00        7.727
  Ending AUV.................................  (a)       26.04       30.47        22.46       17.538
                                               (b)                                 7.73        6.057
  Ending Number of AUs.......................  (a)     149,215   1,971,364    1,966,522    1,831,599
                                               (b)                                  371        1,209
-----------------------------------------------------------------------------------------------------
Real Estate
  (Inception Date - (a) 3/31/99 (b) 10/24/00)
  Beginning AUV..............................  (a)        9.06        9.98         9.30       10.856
                                               (b)                                10.00       11.068
  Ending AUV.................................  (a)        9.98        9.30        10.86       12.265
                                               (b)                                10.97       12.434
  Ending Number of AUs.......................  (a)       5,242     182,417      209,952      269,182
                                               (b)                                   17        1,034
-----------------------------------------------------------------------------------------------------
Small Company Value
  (Inception Date - (a) 3/23/99 (b) 2/8/01)
  Beginning AUV..............................  (a)       10.00       10.96        12.65       14.522
                                               (b)                                10.00       10.068
  Ending AUV.................................  (a)       10.96       12.65        14.52       16.627
                                               (b)                                10.07       11.574
  Ending Number of AUs.......................  (a)       4,634     260,742      332,571      458,007
                                               (b)                                  211        1,010
-----------------------------------------------------------------------------------------------------
SunAmerica Balanced
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       17.30       17.48        19.40       16.396
                                               (b)                                 9.32        8.067
  Ending AUV.................................  (a)       17.48       19.40        16.40       14.298
                                               (b)                                 8.07        7.063
  Ending Number of AUs.......................  (a)     254,773   4,976,910    4,927,161    4,592,956
                                               (b)                                  399        2,546
-----------------------------------------------------------------------------------------------------

                                                FOR THE      FOR THE      FOR THE      FOR THE
                                                 FISCAL       FISCAL       FISCAL       FISCAL
                                               YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS          4/30/03      4/30/04      4/30/05      4/30/06
---------------------------------------------  -------------------------------------------------
---------------------------------------------  -------------------------------------------------
SUNAMERICA SERIES TRUST - CLASS 1 SHARES
-----------------------------------------------------------------------------------------------------
International Diversified Equities
  (Inception Date - (a) 3/19/99 (b) 10/4/04)
  Beginning AUV..............................     10.238        7.134        9.425        10.452
                                                                            10.295        11.072
  Ending AUV.................................      7.134        9.425       10.452        13.929
                                                                            11.072        14.799
  Ending Number of AUs.......................    378,565      390,108      341,679       317,227
                                                                                44            44
-----------------------------------------------------------------------------------------------------
International Growth & Income
  (Inception Date - (a) 3/24/99 (b) 10/24/00)
  Beginning AUV..............................     11.010        8.580       11.670        13.105
                                                   7.631        5.970        8.153         9.192
  Ending AUV.................................      8.580       11.670       13.105        17.683
                                                   5.970        8.153        9.192        12.453
  Ending Number of AUs.......................    576,640      583,393      551,102       501,721
                                                     668          750          750           722
-----------------------------------------------------------------------------------------------------
Putnam Growth: Voyager
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     17.538       14.568       16.767        16.392
                                                   6.057        5.051        5.835         5.728
  Ending AUV.................................     14.568       16.767       16.392        19.012
                                                   5.051        5.835        5.728         6.668
  Ending Number of AUs.......................  1,601,326    1,418,311    1,116,207       812,915
                                                     174          174          174           189
-----------------------------------------------------------------------------------------------------
Real Estate
  (Inception Date - (a) 3/31/99 (b) 10/24/00)
  Beginning AUV..............................     12.265       12.697       15.878        20.848
                                                  12.434       12.984       16.353        21.570
  Ending AUV.................................     12.697       15.878       20.848        26.911
                                                               16.353       21.570        27.913
  Ending Number of AUs.......................    322,682      341,188      319,242       265,567
                                                                    8            8            16
-----------------------------------------------------------------------------------------------------
Small Company Value
  (Inception Date - (a) 3/23/99 (b) 2/8/01)
  Beginning AUV..............................     16.627       13.176       17.750        20.462
                                                  11.574        9.207       12.453        14.413
  Ending AUV.................................     13.176       17.750       20.462        27.190
                                                   9.207       12.453       14.413        19.229
  Ending Number of AUs.......................    457,922      494,691      456,434       384,054
                                                     403          427          427           416
-----------------------------------------------------------------------------------------------------
SunAmerica Balanced
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     14.298       12.956       14.239        14.670
                                                   7.063        6.426        7.091         7.335
  Ending AUV.................................     12.956       14.239       14.670        15.657
                                                   6.426        7.091        7.335         7.860
  Ending Number of AUs.......................  4,022,365    3,723,491    2,949,416     2,192,601
                                                     837          837          630           630
-----------------------------------------------------------------------------------------------------



       AUV - Accumulation Unit Value


       AU - Accumulation Units


       (a) Reflects 1.25% Separate Account Charges


       (b) Reflects 0.85% Separate Account Charges

                                                                  FOR THE      FOR THE      FOR THE
                                                INCEPTION TO       FISCAL       FISCAL       FISCAL
                                                 FISCAL YEAR      YEAR END    YEAR ENDED   YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS           END 4/30/99      4/30/00      4/30/01      4/30/02
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST - CLASS 1 SHARES
-----------------------------------------------------------------------------------------------------
Telecom Utility
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       14.44       14.98        14.69       13.699
                                               (b)                                10.00        9.595
  Ending AUV.................................  (a)       14.98       14.69        13.70       10.772
                                               (b)                                 9.60
  Ending Number of AUs.......................  (a)      16,154     457,503      447,434      421,262
                                               (b)                                  161
-----------------------------------------------------------------------------------------------------
Worldwide High Income
  (Inception Date - (a) 3/31/99 (b) N/A)
  Beginning AUV..............................  (a)       13.99       14.77        15.85       14.743
                                               (b)
  Ending AUV.................................  (a)       14.77       15.85        14.74       14.685
                                               (b)
  Ending Number of AUs.......................  (a)       4,828     110,742      125,922      120,482
                                               (b)
-----------------------------------------------------------------------------------------------------

                                                FOR THE      FOR THE      FOR THE      FOR THE
                                                 FISCAL       FISCAL       FISCAL       FISCAL
                                               YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS          4/30/03      4/30/04      4/30/05      4/30/06
---------------------------------------------  -------------------------------------------------
---------------------------------------------  -------------------------------------------------
SUNAMERICA SERIES TRUST - CLASS 1 SHARES
-----------------------------------------------------------------------------------------------------
Telecom Utility
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     10.772        8.861       10.157        11.746
                                                                6.353        7.375         8.589
  Ending AUV.................................      8.861       10.157       11.746        12.980
                                                                7.375        8.589         9.555
  Ending Number of AUs.......................    358,152      330,953      276,507       208,914
                                                                   15           59            20
-----------------------------------------------------------------------------------------------------
Worldwide High Income
  (Inception Date - (a) 3/31/99 (b) N/A)
  Beginning AUV..............................     14.685       15.732       17.303        18.735
                                                                                               0
  Ending AUV.................................     15.732       17.303       18.735        20.622
                                                                                               0
  Ending Number of AUs.......................    115,713      118,994       94,361        78,790
                                                                                               0
-----------------------------------------------------------------------------------------------------



       AUV - Accumulation Unit Value


       AU - Accumulation Units


       (a) Reflects 1.25% Separate Account Charges


       (b) Reflects 0.85% Separate Account Charges

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      APPENDIX B - MARKET VALUE ADJUSTMENT

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Depending on the issue date of your contract, your contract may offer multi-year Fixed Accounts. If you take money out of any available multi-year Fixed Accounts before the guarantee period ends, we may make an adjustment to your contract. We refer to this as a Market Value Adjustment ("MVA"). The MVA does not apply to any available one-year Fixed Accounts. The MVA reflects any difference in the interest rate environment between the time you placed your money in the multi-year Fixed Accounts and the time when you withdraw or transfer that money. Generally, this adjustment can increase or decrease your contract value or the amount of your withdrawal. If interest rates drop between the time you put your money into a multi-year Fixed Account and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we could post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without application of any MVA.

Regardless of the outcome of the MVA calculation, application of the MVA to any partial or full withdrawal or transfer from the multi-year Fixed Accounts after May 2, 2005, will not result in a negative adjustment to your contract value or the withdrawal amount. Thus, the MVA will not result in a loss of principal or previously credited interest for transactions after May 2, 2005. You will continue to receive any positive adjustment resulting from application of the MVA.

The information below applies only if you take money out of multi-year Fixed Accounts before the end of the Guarantee Period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the Fixed Accounts. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the Fixed Accounts from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                             [(1+I/(1+J+L)]N/12 - 1

     where:

       I is the interest rate you are earning on the money invested in the Fixed Account;

       J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the Fixed Account;

       N is the number of full months remaining in the term you initially agreed to leave your money in the Fixed Account; and

       L is 0.005 (Some states require a different value. Please see your contract.)

We do not assess an MVA against withdrawals from an Fixed Account under the following circumstances:

     - If a withdrawal or transfer made after May 2, 2005 results in a negative MVA calculation;

     - If a withdrawal or transfer is made within 30 days after the end of a guarantee period;

     -   If a withdrawal or transfer is made to pay contract fees and charges;

     -   To pay a death benefit; and

     -   Upon beginning an income option, if occurring on the Latest Annuity
         Date.

EXAMPLES OF THE MVA

    The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the Guarantee Periods available or withdrawal charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a Fixed Account at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 at a time when 18 months remain in the term you initially agreed to leave your money in the Fixed Account (N = 18);

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

     (4) Your contract was issued in a state where L = 0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free withdrawal amount.

The MVA factor is = [(1+I/(1+J+0.005)]N/12 - 1

                  = [(1.05)/(1.04+0.005)]18/12 - 1

                  = (1.004785)(1.5) - 1

                  = 1.007186 - 1

                  = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                         $4,000 X (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)]N/12 - 1

                  = [(1.05)/(1.04+0.005)]18/12 - 1

                  = (1.004785)(1.5) - 1

                  = 1.007186 - 1

                  = + 0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:

                         $3,760 X (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   APPENDIX C - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This table assumes a $100,000 initial investment in a Qualified Contract with no further premiums, no withdrawals, no step-ups, no premium taxes, current growth rates; and the election of optional Income Protector alternatives at Contract issue.

 -----------------------------------------------------------------------------------------------------------------
                               INCOME
 IF AT ISSUE                  PROTECTOR   ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARIES:
 YOU ARE                        LEVEL        1 - 6            7             10             15             20
 -----------------------------------------------------------------------------------------------------------------
 Male or Female                 Plus         5,500          6,379          8,275         10,931         10,931
 Age 45*                        Max          6,290          7,728         11,035         16,044         16,044
 -----------------------------------------------------------------------------------------------------------------
 Joint Spousal Owners           Plus         4,884          5,603          7,119          9,164          7,164
 Age 45                         Max          5,586          6,788          9,493         13,451         13,451
 -----------------------------------------------------------------------------------------------------------------

 * Life Annuity with 10 year Period Certain
** Joint and 100% Survivor Annuity with 20 Year Period Certain

This table assumes a $100,000 initial investment in a Nonqualified Contract with no further premiums, no withdrawals, no step-ups, no premium taxes, current growth rates; and the election of optional Income Protector alternatives at Contract issue.

 -----------------------------------------------------------------------------------------------------------------
                               INCOME
 IF AT ISSUE                  PROTECTOR   ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARIES:
 YOU ARE                        LEVEL        1 - 6            7             10             15             20
 -----------------------------------------------------------------------------------------------------------------
 Male                           Plus         5,744          6,683          8,717         11,571         11,571
 Age 45*                        Max          6,569          8,096         11,624         16,982         16,982
 -----------------------------------------------------------------------------------------------------------------
 Female                         Plus         5,256          6,075          7,833         10,292         10,292
 Age 45*                        Max          6,011          7,360         10,446         15,106         15,106
 -----------------------------------------------------------------------------------------------------------------

 * Life Annuity with 10 year Period Certain

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                  AND BENEFITS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                          STATES
--------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 20 days.                                  Idaho
                                                                                                 North Dakota
                                                                                                 Utah
--------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 30 days.                                  Alaska
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your      Arizona
                                   Contract Date, the Free Look period is 30 days
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on your   California
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period, we   Minnesota
                                   return the greater of (1) your Purchase Payments; or (2) the value of your contract.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         For Non-Qualified contracts, if you cancel your contract      Colorado
                                   during the Free Look period, we return Purchase Payment(s).   Delaware
                                                                                                 Georgia
                                                                                                 Hawaii
                                                                                                 Idaho
                                                                                                 Iowa
                                                                                                 Kentucky
                                                                                                 Louisiana
                                                                                                 Massachusetts
                                                                                                 Michigan
                                                                                                 Missouri
                                                                                                 Nebraska
                                                                                                 Nevada
                                                                                                 New Hampshire
                                                                                                 North Carolina
                                                                                                 Ohio
                                                                                                 Oklahoma
                                                                                                 Rhode Island
                                                                                                 South Carolina
                                                                                                 Utah
                                                                                                 Washington
                                                                                                 West Virginia
--------------------------------------------------------------------------------------------------------------------
 Market Value Adjustment           L equal to 0.0025                                             Florida
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We do not deduct premium tax charges when you surrender your  New Mexico
                                   contract or begin the Income Phase.                           Oregon
                                                                                                 Washington
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   Please forward a copy (without charge) of the Polaris Plus Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                               GROUP & INDIVIDUAL

                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN




                         Polaris Plus Variable Annuity





This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated August 28, 2006 relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:


                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299




                                AUGUST 28, 2006

                                TABLE OF CONTENTS



                                                              PAGE
                                                              ----
Separate Account...........................................     3

American Home Assurance Company............................     3

General Account............................................     3

Support Agreement Between the Company and AIG..............     4

Performance Data ..........................................     4

Income Payments............................................     7

Annuity Unit Values........................................     7

Death Benefits for Contracts Issued Before
    November 24, 2003......................................    12

Taxes......................................................    10

Distribution of Contracts..................................    14

Financial Statements.......................................    14

                                SEPARATE ACCOUNT


        Variable Annuity Account Seven (the "Separate Account") was originally established by AIG SunAmerica Life Assurance Company (the "Company") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

        The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

        The Separate Account is divided into Portfolios, with the assets of each Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable annuity payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

        The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

        Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

                        AMERICAN HOME ASSURANCE COMPANY

        American Home Assurance Company ("American Home") is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of American International Group, Inc. ("AIG").



                                 GENERAL ACCOUNT


        The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). Assets supporting amounts allocated to fixed investment options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

        The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                  SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG

        The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.


                                PERFORMANCE DATA


PERFORMANCE INFORMATION

        From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

        In addition, the Separate Account may advertise "total return" data for the Variable Portfolio (including the Cash Management Account) from the inception of the Separate Account. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

        For periods starting prior to the date the subaccounts were first offered to the public, the total return data for the Portfolios of the Separate Account will be derived from the performance of the corresponding Portfolios of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the Separate Account Portfolio had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust Portfolio. Thus, such performance figures should not be construed to be actual historic performance of the relevant Separate Account Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Portfolios of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide direct comparability to the performance of the Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

        Performance data for the various Portfolios are computed in the manner described below.


CASH MANAGEMENT PORTFOLIO


        Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

               Base Period Return = (EV-SV)/(SV)

        where:

              SV = value of one Accumulation Unit at the start of a 7 day period

              EV = value of one Accumulation Unit at the end of the 7 day period


        The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

        The current yield is then obtained by annualizing the Base Period
Return:

               Current Yield = (Base Period Return) x (365/7)

        The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                          365/7
               Effective Yield = [(Base Period Return + 1)      - 1]

        The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

        Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.


OTHER PORTFOLIOS

        The Portfolios of the Separate Account other than the Cash Management Portfolio also compute their performance data as "total return."


Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return
(T) is computed so that it satisfies the formula:

               P(1+T)n = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

        These rates of return do not reflect election of any optional features. The rates of return would be lower if the optional features were included in the calculations. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                INCOME PAYMENTS

INITIAL MONTHLY ANNUITY PAYMENTS

        The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the income option selected.

        The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

        For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly payment.

        For variable income payments, the amount of the second and each subsequent monthly annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM

     If contract holders elect to begin income payments using the Income Protector feature, the income benefit base is determined as described in the prospectus. The initial income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the income option selected.

     The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly payment.

          DEATH BENEFIT FOR CONTRACTS ISSUED BEFORE NOVEMBER 24, 2003

        If you should die during the Accumulation Phase of your contract, We pay a death benefit to your Beneficiary. The death benefit (unless limited by your Plan) equals the greater of:

          1. Total Purchase Payments minus total withdrawals and loans (and any fees and charges applicable to those withdrawals and/or loans) at the time We receive satisfactory proof of death; or;

          2. Contract Value at the time We receive satisfactory proof of death and all required paperwork.

        We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments (or a portion thereof) in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

                               ANNUITY UNIT VALUES

        The value of an Annuity Unit is determined independently for each Portfolio.

        The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Portfolio exceed 3.5%, variable income payments derived from allocations to that Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

        The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each income payment will vary accordingly.

        For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

        The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

        The NIF for any Portfolio for a certain month is determined by dividing
(a) by (b) where:

        (a) is the Accumulation Unit value of the Portfolio determined as of the end of that month, and

        (b) is the Accumulation Unit value of the Portfolio determined as of the end of the preceding month.

        The NIF for a Portfolio for a given month is a measure of the net investment performance of the Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than
1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Portfolio invests; it is also reduced by Separate Account asset charges.

        ILLUSTRATIVE EXAMPLE

        Assume that one share of a given Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                      NIF = ($11.46/$11.44)

                          = 1.00174825

        The change in Annuity Unit value for a Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                         (1/12)
               1/[(1.035)      ] = 0.99713732

        In the example given above, if the Annuity Unit value for the Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

VARIABLE INCOME PAYMENTS

        ILLUSTRATIVE EXAMPLE

        Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income payment date is $13.327695.

        P's first variable income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the factor of
4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = 4.92 x ($116,412.31/$1,000) = $572.75

        The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

             Annuity Units = $572.75/$13.256932 = 43.203812

        P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

             Second Payment = 43.203812 x $13.327695 = $575.81

        The third and subsequent variable income payments are computed in a manner similar to the second variable annuity payment.

        Note that the amount of the first variable income payment depends on the contract value in the relevant Portfolio on the Annuity Date and thus reflects the investment performance of the Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Portfolio). The net investment performance of the Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

DEATH BENEFITS OPTIONS FOR CONTRACTS ISSUED BEFORE NOVEMBER 24, 2003.

The following details the death benefit options for contracts issued before November 24, 2003:

The death benefit is the greater of:

    1. Total Purchase Payments minus total withdrawals and loans (and any fees and charges applicable to those withdrawals and/or loans) at the time We receive satisfactory proof of death, or;

    2. Contract Value at the time We receive satisfactory proof of death and all required paperwork.

                                      TAXES

General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For non-qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.***

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including the Owner's attainment of age 59 1/2 and at least five years in a Roth account under the plan or IRA, will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

-     after attainment of age 59 1/2;

-     when paid to your beneficiary after you die;

-     after you become disabled (as defined in the IRC);

- as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

- payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

-     dividends paid with respect to stock of a corporation described in IRC
      Section 404(k);

- for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

- payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

- for payment of health insurance if you are unemployed and meet certain requirements

-     distributions from IRAs for higher education expenses

-     distributions from IRAs for first home purchases

- amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.








The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

Under IRC section 72(e)(4)(c), if you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration, you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2006 is $15,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2006 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2005 may not exceed the lessor of $44,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2006 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2006. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2006 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2006. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                            DISTRIBUTION OF CONTRACTS

        The contracts are offered through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. Contracts are offered on a continuous basis.


                              FINANCIAL STATEMENTS



The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, are incorporated by reference in this Statement of Additional Information to Post-Effective Amendment No. 32 under the Securities Act of 1933 and Amendment No. 33 under the Investment Company Act of 1940, File Nos. 333-08859 and 811-07727, filed on May 1, 2006, Accession No.
0000950129-06-004661. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

The financial statements of Variable Annuity Account Seven at April 30, 2006, and for each of the two years in the period ended April 30, 2006, are presented herein in this Statement of Additional Information.


AMERICAN HOME FINANCIAL STATEMENTS


The statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended, are also incorporated by reference in this Statement of Additional Information to Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-64338 and 811-07727 filed on July 27, 2006, Accession No. 0000950134-06-014060, in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

You should only consider the financial statements of American Home that we incorporate by reference in this Statement of Additional Information as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The financial statements referred to above have been included or are incorporated by reference in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                         VARIABLE ANNUITY ACCOUNT SEVEN

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                             APRIL 30, 2006 AND 2005

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                             APRIL 30, 2006 AND 2005

                                    CONTENTS

Report of Independent Registered Public Accounting Firm.................    1
Statement of Assets and Liabilities, April 30, 2006.....................    2
Schedule of Portfolio Investments, April 30, 2006.......................    8
Statement of Operations, for the year ended April 30, 2006..............    9
Statement of Changes in Net Assets, for the year ended April 30, 2006...   15
Statement of Changes in Net Assets, for the year ended April 30, 2005...   21
Notes to Financial Statements...........................................   27

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Seven

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Seven, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at April 30, 2006, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
July 13, 2006

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006

                                                                                               Government
                                                                    Asset         Capital          and
                                                                 Allocation    Appreciation   Quality Bond      Growth
                                                                  Portfolio      Portfolio      Portfolio     Portfolio
                                                                  (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                                                 -----------   ------------   ------------   -----------
Assets:
   Investments in Anchor Series Trust, (class 1)
      at net asset value                                         $17,818,596   $122,002,595    $83,089,300   $79,074,823
   Investments in SunAmerica Series Trust, (class 1)
      at net asset value                                                   0              0              0             0
   Investments in Van Kampen Life Investment Trust, (class II)
      at net asset value                                                   0              0              0             0
   Investments in Lord Abbett Series Fund, Inc., (class VC)
      at net asset value                                                   0              0              0             0
   Investments in American Fund Insurance Series, (class 2)
      at net asset value                                                   0              0              0             0
                                                                 -----------   ------------    -----------   -----------
Total Assets:                                                    $17,818,596   $122,002,595    $83,089,300   $79,074,823
Liabilities:                                                               0              0              0             0
                                                                 -----------   ------------    -----------   -----------
                                                                 $17,818,596   $122,002,595    $83,089,300   $79,074,823
                                                                 ===========   ============    ===========   ===========
Net assets:
   Accumulation units                                            $17,815,243   $121,950,382    $82,945,843   $79,023,475
   Contracts in payout (annuitization) period                          3,353         52,213        143,457        51,348
                                                                 -----------   ------------    -----------   -----------
      Total net assets                                           $17,818,596   $122,002,595    $83,089,300   $79,074,823
                                                                 ===========   ============    ===========   ===========
Accumulation units outstanding                                       949,755      7,778,119      5,852,159     5,763,643
                                                                 ===========   ============    ===========   ===========
Contracts with total expenses of 0.85%(1):
   Net Assets                                                    $        99   $     10,161    $     1,670   $    12,815
   Accumulation units outstanding                                          7          1,009            132         1,256
   Unit value of accumulation units                              $     13.94   $      10.07    $     12.66   $     10.20
Contracts with total expenses of 0.85% (2):
   Net Assets                                                    $ 5,935,855   $ 91,131,525    $54,278,558   $59,162,824
   Accumulation units outstanding                                    456,585      6,697,364      4,110,902     4,943,646
   Unit value of accumulation units                              $     13.00   $      13.61    $     13.20   $     11.97
Contracts with total expenses of 1.10%:
   Net Assets                                                    $   167,231   $  7,068,890    $ 3,470,197   $ 4,054,520
   Accumulation units outstanding                                     13,025        526,791        266,251       343,259
   Unit value of accumulation units                              $     12.84   $      13.42    $     13.03   $     11.81
Contracts with total expenses of 1.25%:
   Net Assets                                                    $11,715,411   $ 23,792,019    $25,338,875   $15,844,664
   Accumulation units outstanding                                    480,138        552,955      1,474,874       475,482
   Unit value of accumulation units                              $     24.40   $      43.03    $     17.18   $     33.32


                                                                  Aggressive     Alliance     Blue Chip
                                                                    Growth        Growth       Growth
                                                                  Portfolio     Portfolio     Portfolio
                                                                  (Class 1)     (Class 1)     (Class 1)
                                                                 -----------   -----------   ----------
Assets:
   Investments in Anchor Series Trust, (class 1)
      at net asset value                                         $         0   $         0   $        0
   Investments in SunAmerica Series Trust, (class 1)
      at net asset value                                          11,882,825    59,181,349    1,696,323
   Investments in Van Kampen Life Investment Trust, (class II)
      at net asset value                                                   0             0            0
   Investments in Lord Abbett Series Fund, Inc., (class VC)
      at net asset value                                                   0             0            0
   Investments in American Fund Insurance Series, (class 2)
      at net asset value                                                   0             0            0
                                                                 -----------   -----------   ----------
Total Assets:                                                    $11,882,825   $59,181,349   $1,696,323
Liabilities:                                                               0             0            0
                                                                 -----------   -----------   ----------
                                                                 $11,882,825   $59,181,349   $1,696,323
                                                                 ===========   ===========   ==========
Net assets:
   Accumulation units                                            $11,882,825   $59,093,723   $1,693,369
   Contracts in payout (annuitization) period                              0        87,626        2,954
                                                                 -----------   -----------   ----------
      Total net assets                                           $11,882,825   $59,181,349   $1,696,323
                                                                 ===========   ===========   ==========
Accumulation units outstanding                                       779,379     2,713,134      288,625
                                                                 ===========   ===========   ==========
Contracts with total expenses of 0.85%(1):
   Net Assets                                                    $        79   $    13,259   $       --
   Accumulation units outstanding                                         12         1,916           --
   Unit value of accumulation units                              $      6.88   $      6.92   $       --
Contracts with total expenses of 0.85% (2):
   Net Assets                                                    $ 2,406,731   $10,013,689   $1,530,227
   Accumulation units outstanding                                    229,246     1,202,972      260,028
   Unit value of accumulation units                              $     10.50   $      8.32   $     5.88
Contracts with total expenses of 1.10%:
   Net Assets                                                    $   151,352   $   884,591   $  166,096
   Accumulation units outstanding                                     14,586       107,665       28,597
   Unit value of accumulation units                              $     10.38   $      8.22   $     5.81
Contracts with total expenses of 1.25%:
   Net Assets                                                    $ 9,324,663   $48,269,810   $       --
   Accumulation units outstanding                                    535,535     1,400,581           --
   Unit value of accumulation units                              $     17.41   $     34.46   $       --

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006

                                                                     Cash       Corporate    Davis Venture    "Dogs" of
                                                                  Management       Bond          Value       Wall Street
                                                                  Portfolio     Portfolio      Portfolio      Portfolio
                                                                  (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                                                 -----------   -----------   -------------   -----------
Assets:
   Investments in Anchor Series Trust, (class 1)
      at net asset value                                         $         0   $         0    $          0    $        0
   Investments in SunAmerica Series Trust, (class 1)
      at net asset value                                          19,153,946    75,119,224     127,172,101     5,417,029
   Investments in Van Kampen Life Investment Trust, (class II)
      at net asset value                                                   0             0               0             0
   Investments in Lord Abbett Series Fund, Inc., (class VC)
      at net asset value                                                   0             0               0             0
   Investments in American Fund Insurance Series, (class 2)
      at net asset value                                                   0             0               0             0
                                                                 -----------   -----------    ------------    ----------
Total Assets:                                                    $19,153,946   $75,119,224    $127,172,101    $5,417,029
Liabilities:                                                               0             0               0             0
                                                                 -----------   -----------    ------------    ----------
                                                                 $19,153,946   $75,119,224    $127,172,101    $5,417,029
                                                                 ===========   ===========    ============    ==========
Net assets:
   Accumulation units                                            $19,149,783   $75,110,967    $127,109,590    $5,364,540
   Contracts in payout (annuitization) period                          4,163         8,257          62,511        52,489
                                                                 -----------   -----------    ------------    ----------
      Total net assets                                           $19,153,946   $75,119,224    $127,172,101    $5,417,029
                                                                 ===========   ===========    ============    ==========
Accumulation units outstanding                                     1,566,098     5,268,308       7,926,993       449,685
                                                                 ===========   ===========    ============    ==========
Contracts with total expenses of 0.85% (1):
   Net Assets                                                    $        --   $        --    $     15,271    $       54
   Accumulation units outstanding                                         --            --           1,168             4
   Unit value of accumulation units                              $        --   $        --    $      13.07    $    12.81
Contracts with total expenses of 0.85% (2):
   Net Assets                                                    $ 9,032,914   $64,007,513    $ 96,099,862    $  894,150
   Accumulation units outstanding                                    804,706     4,562,372       6,702,968        65,695
   Unit value of accumulation units                              $     11.23   $     14.03    $      14.34    $    13.61
Contracts with total expenses of 1.10%:
   Net Assets                                                    $   300,744   $ 4,668,853    $  8,648,733    $   88,927
   Accumulation units outstanding                                     27,078       337,270         611,298         6,606
   Unit value of accumulation units                              $     11.11   $     13.84    $      14.15    $    13.46
Contracts with total expenses of 1.25%:
   Net Assets                                                    $ 9,820,288   $ 6,442,858    $ 22,408,235    $4,433,898
   Accumulation units outstanding                                    734,314       368,666         611,559       377,380
   Unit value of accumulation units                              $     13.37   $     17.48    $      36.64    $    11.75

                                                                   Emerging      Equity        Equity
                                                                   Markets       Income        Index
                                                                  Portfolio     Portfolio    Portfolio
                                                                  (Class 1)     (Class 1)    (Class 1)
                                                                 -----------   ----------   -----------
Assets:
   Investments in Anchor Series Trust, (class 1)
      at net asset value                                         $         0   $        0   $         0
   Investments in SunAmerica Series Trust, (class 1)
      at net asset value                                          15,776,403    5,499,195    29,704,711
   Investments in Van Kampen Life Investment Trust, (class II)
      at net asset value                                                   0            0             0
   Investments in Lord Abbett Series Fund, Inc., (class VC)
      at net asset value                                                   0            0             0
   Investments in American Fund Insurance Series, (class 2)
      at net asset value                                                   0            0             0
                                                                 -----------   ----------   -----------
Total Assets:                                                    $15,776,403   $5,499,195   $29,704,711
Liabilities:                                                               0            0             0
                                                                 -----------   ----------   -----------
                                                                 $15,776,403   $5,499,195   $29,704,711
                                                                 ===========   ==========   ===========
Net assets:
   Accumulation units                                            $15,754,472   $5,447,673   $29,636,481
   Contracts in payout (annuitization) period                         21,931       51,522        68,230
                                                                 -----------   ----------   -----------
      Total net assets                                           $15,776,403   $5,499,195   $29,704,711
                                                                 ===========   ==========   ===========
Accumulation units outstanding                                       814,147      427,496     3,059,876
                                                                 ===========   ==========   ===========
Contracts with total expenses of 0.85% (1):
   Net Assets                                                    $        --   $      326   $        --
   Accumulation units outstanding                                         --           25            --
   Unit value of accumulation units                              $        --   $    12.94   $        --
Contracts with total expenses of 0.85% (2):
   Net Assets                                                    $ 4,381,947   $       --   $        --
   Accumulation units outstanding                                    196,270           --            --
   Unit value of accumulation units                              $     22.33   $       --   $        --
Contracts with total expenses of 1.10%:
   Net Assets                                                    $   503,761   $       --   $        --
   Accumulation units outstanding                                     22,819           --            --
   Unit value of accumulation units                              $     22.08   $       --   $        --
Contracts with total expenses of 1.25%:
   Net Assets                                                    $10,890,695   $5,498,869   $29,704,711
   Accumulation units outstanding                                    595,058      427,471     3,059,876
   Unit value of accumulation units                              $     18.30   $    12.86   $      9.71

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006

                                           Federated                               Goldman
                                            American      Global       Global       Sachs      Growth-        Growth      High-Yield
                                            Leaders        Bond       Equities    Research      Income    Opportunities      Bond
                                           Portfolio    Portfolio    Portfolio    Portfolio   Portfolio     Portfolio     Portfolio
                                           (Class 1)    (Class 1)    (Class 1)    (Class 1)   (Class 1)     (Class 1)     (Class 1)
                                          -----------  -----------  -----------  ----------  -----------  -------------  -----------
Assets:
   Investments in Anchor Series Trust,
      (class 1) at net asset value        $         0  $         0  $         0  $        0  $         0    $        0   $         0
   Investments in SunAmerica Series
      Trust, (class 1) at net asset
      value                                21,804,571   10,985,195   11,363,594   1,909,317   51,800,247     1,104,632    17,292,845
   Investments in Van Kampen Life
      Investment Trust, (class II) at
      net asset value                               0            0            0           0            0             0             0
   Investments in Lord Abbett Series
      Fund, Inc., (class VC) at net
      asset value                                   0            0            0           0            0             0             0
   Investments in American Fund
      Insurance Series, (class 2) at net
      asset value                                   0            0            0           0            0             0             0
                                          -----------  -----------  -----------  ----------  -----------    ----------   -----------
Total Assets:                             $21,804,571  $10,985,195  $11,363,594  $1,909,317  $51,800,247    $1,104,632   $17,292,845
Liabilities:                                        0            0            0           0            0             0             0
                                          -----------  -----------  -----------  ----------  -----------    ----------   -----------
                                          $21,804,571  $10,985,195  $11,363,594  $1,909,317  $51,800,247    $1,104,632   $17,292,845
                                          ===========  ===========  ===========  ==========  ===========    ==========   ===========
Net assets:
   Accumulation units                     $21,779,942  $10,958,889  $11,351,419  $1,909,317  $51,672,261    $1,104,632   $17,232,011
   Contracts in payout (annuitization)
      period                                   24,629       26,306       12,175           0      127,986             0        60,834
                                          -----------  -----------  -----------  ----------  -----------    ----------   -----------
      Total net assets                    $21,804,571  $10,985,195  $11,363,594  $1,909,317  $51,800,247    $1,104,632   $17,292,845
                                          ===========  ===========  ===========  ==========  ===========    ==========   ===========
Accumulation units outstanding              1,671,136      737,348      703,263     248,835    2,508,957       183,198     1,158,420
                                          ===========  ===========  ===========  ==========  ===========    ==========   ===========
Contracts with total expenses of
   0.85% (1):
   Net Assets                             $        --  $       304  $        --  $       --  $     1,741    $       --   $       316
   Accumulation units outstanding                  --           24           --          --          190            --            22
   Unit value of accumulation units       $        --  $     12.48  $        --  $       --  $      9.16    $       --   $     14.36

Contracts with total expenses of
   0.85% (2):
   Net Assets                             $16,419,258  $ 6,012,330  $ 3,357,106  $1,808,875  $11,608,558    $1,020,513   $12,092,023
   Accumulation units outstanding           1,357,985      456,308      338,904     235,585    1,162,523       169,812       870,580
   Unit value of accumulation units       $     12.09  $     13.18  $      9.91  $     7.68  $      9.99    $     6.01   $     13.89

Contracts with total expenses of 1.10%:
   Net Assets                             $ 1,045,682  $   303,199  $   129,179  $  100,442  $   851,269    $   84,119   $ 1,181,725
   Accumulation units outstanding              87,605       23,310       13,209      13,250       86,364        13,386        86,097
   Unit value of accumulation units       $     11.94  $     13.01  $      9.78  $     7.58  $      9.86    $     6.28   $     13.73

Contracts with total expenses of 1.25%:
   Net Assets                             $ 4,339,631  $ 4,669,362  $ 7,877,309  $       --  $39,338,679    $       --   $ 4,018,781
   Accumulation units outstanding             225,546      257,706      351,150          --    1,259,880            --       201,721
   Unit value of accumulation units       $     19.24  $     18.12  $     22.43  $       --  $     31.22    $       --   $     19.92

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006

                                                                       MFS
                                    International  International  Massachusetts                              Putnam
                                     Diversified       Growth       Investors     MFS Mid-     MFS Total     Growth:        Real
                                       Equities      and Income       Trust      Cap Growth     Return       Voyager       Estate
                                      Portfolio      Portfolio      Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                      (Class 1)      (Class 1)      (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                    -------------  -------------  -------------  ----------  ------------  -----------  -----------
Assets:
   Investments in Anchor Series
      Trust, (class 1) at net
      asset value                    $         0    $         0     $        0   $        0  $          0  $         0  $         0
   Investments in SunAmerica
      Series Trust, (class 1) at
      net asset value                  8,378,646     24,427,654      6,711,198    4,286,330   150,133,917   28,011,037   16,598,621
   Investments in Van Kampen Life
      Investment Trust, (class II)
      at net asset value                       0              0              0            0             0            0            0
   Investments in Lord Abbett
      Series Fund, Inc., (class
      VC) at net asset value                   0              0              0            0             0            0            0
   Investments in American Fund
      Insurance Series, (class 2)
      at net asset value                       0              0              0            0             0            0            0
                                     -----------    -----------     ----------   ----------  ------------  -----------  -----------
Total Assets:                        $ 8,378,646    $24,427,654     $6,711,198   $4,286,330  $150,133,917  $28,011,037  $16,598,621
Liabilities:                                   0              0              0            0             0            0            0
                                     -----------    -----------     ----------   ----------  ------------  -----------  -----------
                                     $ 8,378,646    $24,427,654     $6,711,198   $4,286,330  $150,133,917  $28,011,037  $16,598,621
                                     ===========    ===========     ==========   ==========  ============  ===========  ===========
Net assets:
   Accumulation units                $ 8,355,201    $24,382,329     $6,711,198   $4,286,330  $150,100,622  $27,970,804  $16,594,355
   Contracts in payout
      (annuitization) period              23,445         45,325              0            0        33,295       40,233        4,266
                                     -----------    -----------     ----------   ----------  ------------  -----------  -----------
      Total net assets               $ 8,378,646    $24,427,654     $6,711,198   $4,286,330  $150,133,917  $28,011,037  $16,598,621
                                     ===========    ===========     ==========   ==========  ============  ===========  ===========
Accumulation units outstanding           749,276      1,624,150        651,510      462,785    10,086,264    2,549,419      561,998
                                     ===========    ===========     ==========   ==========  ============  ===========  ===========
Contracts with total expenses of
   0.85%(1):
   Net Assets                        $       651    $     8,989     $       --   $       --  $         --  $     1,260  $       461
   Accumulation units outstanding             44            722             --           --            --          189           16
   Unit value of accumulation
      units                          $     14.80    $     12.45     $       --   $       --  $         --  $      6.67  $     27.91

Contracts with total expenses of
   0.85% (2):
   Net Assets                        $ 3,738,172    $14,891,605     $6,161,415   $4,001,947  $139,491,136  $11,438,585  $ 8,689,382
   Accumulation units outstanding        407,610      1,073,873        597,515      431,707     9,362,480    1,580,172      272,232
   Unit value of accumulation
      units                          $      9.17    $     13.87     $    10.31   $     9.27  $      14.90  $      7.24  $     31.92

Contracts with total expenses of
   1.10% :
   Net Assets                        $   221,022    $   655,054     $  549,783   $  284,383  $ 10,642,781  $ 1,115,921  $   762,218
   Accumulation units outstanding         24,395         47,834         53,995       31,078       723,784      156,143       24,183
   Unit value of accumulation
      units                          $      9.06    $     13.69     $    10.18   $     9.15  $      14.70  $      7.15  $     31.52

Contracts with total expenses of
   1.25% :
   Net Assets                        $ 4,418,801    $ 8,872,006     $       --   $       --  $         --  $15,455,271  $ 7,146,560
   Accumulation units outstanding        317,227        501,721             --           --            --      812,915      265,567
   Unit value of accumulation
      units                          $     13.93    $     17.68     $       --   $       --  $         --  $     19.01  $     26.91

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006

                                     Small Company    SunAmerica                  Telecom     Worldwide                    Emerging
                                         Value         Balanced    Technology     Utility    High Income     Comstock       Growth
                                       Portfolio       Portfolio    Portfolio    Portfolio    Portfolio      Portfolio     Portfolio
                                       (Class 1)       (Class 1)    (Class 1)    (Class 1)    (Class 1)     (Class II)    (Class II)
                                     -------------   -----------   ----------   ----------   -----------   ------------   ----------
Assets:
   Investments in Anchor Series
      Trust, (class 1) at net
      asset value                     $         0    $         0    $      0    $        0    $        0   $          0   $        0
   Investments in SunAmerica
      Series Trust,(class 1) at net
      asset value                      10,450,373     39,283,815     409,580     3,055,430     6,610,256              0            0
   Investments in Van Kampen Life
      Investment Trust, (class II)
      at net asset value                        0              0           0             0             0    206,564,506    9,304,238
   Investments in Lord Abbett
      Series Fund,Inc., (class VC)
      at net asset value                        0              0           0             0             0              0            0
   Investments in American Fund
      Insurance Series, (class 2)
      at net asset value                        0              0           0             0             0              0            0
                                      ------------   -----------   ----------   ----------   -----------   ------------   ----------
Total Assets:                         $10,450,373    $39,283,815    $409,580    $3,055,430    $6,610,256   $206,564,506   $9,304,238
Liabilities:                                    0              0           0             0             0              0            0
                                      ------------   -----------   ----------   ----------   -----------   ------------   ----------
                                      $10,450,373    $39,283,815    $409,580    $3,055,430    $6,610,256   $206,564,506   $9,304,238
                                      ============   ===========   ==========   ==========   ===========   ============   ==========
Net assets:
   Accumulation units                 $10,450,373    $39,121,874    $409,580    $3,043,011    $6,609,253   $206,548,178   $9,304,238
   Contracts in payout
      (annuitization) period                    0        161,941           0        12,419         1,003         16,328            0
                                      ------------   -----------   ----------   ----------   -----------   ------------   ----------
      Total net assets                $10,450,373    $39,283,815    $409,580    $3,055,430    $6,610,256   $206,564,506   $9,304,238
                                      ============   ===========   ==========   ==========   ===========   ============   ==========
Accumulation units outstanding            384,470      2,737,772     170,038       247,300       437,925     15,477,003      897,690
                                      ============   ===========   ==========   ==========   ===========   ============   ==========
Contracts with total expenses of
   0.85%(1):
   Net Assets                         $     8,001    $     4,953    $     --    $      190    $       --   $         --   $       --
   Accumulation units outstanding             416            630          --            20            --             --           --
   Unit value of accumulation
      units                           $     19.23    $      7.86    $     --    $     9.56    $       --   $         --   $       --
Contracts with total expenses of
   0.85% (2):
   Net Assets                         $        --    $ 4,690,686    $360,486    $  303,454    $4,707,374   $192,470,810   $8,448,884
   Accumulation units outstanding              --        515,685     149,420        33,835       338,864     14,410,178      814,588
   Unit value of accumulation
      units                           $        --    $      9.10    $   2.41    $     8.97    $    13.89   $      13.36   $    10.37
Contracts with total expenses of
   1.10% :
   Net Assets                         $        --    $   259,120    $ 49,094    $   40,146    $  278,117   $ 14,093,696   $  855,354
   Accumulation units outstanding              --         28,856      20,618         4,531        20,271      1,066,825       83,102
   Unit value of accumulation
      units                           $        --    $      8.98    $   2.38    $     8.86    $    13.72   $      13.21   $    10.29
Contracts with total expenses of
   1.25% :
   Net Assets                         $10,442,372    $34,329,056    $     --    $2,711,640    $1,624,765   $         --   $       --
   Accumulation units outstanding         384,054      2,192,601          --       208,914        78,790             --           --
   Unit value of accumulation
      units                           $     27.19    $     15.66    $     --    $    12.98    $    20.62   $         --   $       --

(1)  Offered in Polaris Plus product.
(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006

                                 Growth         Growth         Mid-Cap         Asset         Global                        Growth-
                               and Income     and Income        Value       Allocation       Growth         Growth         Income
                                Portfolio      Portfolio      Portfolio        Fund           Fund           Fund           Fund
                               (Class II)     (Class VC)     (Class VC)      (Class 2)      (Class 2)      (Class 2)      (Class 2)
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
Assets:
   Investments in Anchor
      Series Trust,
      (class 1) at net asset
      value                   $          0   $          0   $          0   $          0   $          0   $          0   $          0
   Investments in
      SunAmerica Series
      Trust,(class 1) at net
      asset value                        0              0              0              0              0              0              0
   Investments in Van
      Kampen Life
      Investment Trust,
      (class II) at net
      asset value              162,309,479              0              0              0              0              0              0
   Investments in Lord
      Abbett Series Fund,
      Inc., (class VC) at
      net asset value                    0    158,138,427    130,969,116              0              0              0              0
   Investments in American
      Fund Insurance
      Series,(class 2) at
      net asset value                    0              0              0    220,278,752    170,740,819    212,253,365    343,442,627
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
Total Assets:                 $162,309,479   $158,138,427   $130,969,116   $220,278,752   $170,740,819   $212,253,365   $343,442,627

Liabilities:                             0              0              0              0              0              0              0
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
Net assets:                   $162,309,479   $158,138,427   $130,969,116   $220,278,752   $170,740,819   $212,253,365   $343,442,627
                              ============   ============   ============   ============   ============   ============   ============
   Accumulation units         $162,307,091   $158,135,770   $130,967,074   $220,112,788   $170,738,718   $212,204,168   $343,332,568
   Contracts in payout
      (annuitization)
      period                         2,388          2,657          2,042        165,964          2,101         49,197        110,059
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
      Total net assets        $162,309,479   $158,138,427   $130,969,116   $220,278,752   $170,740,819   $212,253,365   $343,442,627
                              ============   ============   ============   ============   ============   ============   ============
Accumulation units
   outstanding                  11,082,648     12,021,179      9,053,782     14,036,387      8,283,239     10,582,406     19,874,104
                              ============   ============   ============   ============   ============   ============   ============
Contracts with total
   expenses of 0.85%(1):
   Net Assets                 $         --   $         --   $         --   $         --   $         --   $         --   $         --
   Accumulation units
      outstanding                       --             --             --             --             --             --             --
   Unit value of
      accumulation units      $         --   $         --   $         --   $         --   $         --   $         --   $         --
Contracts with total
   expenses of 0.85% (2):
   Net Assets                 $149,774,567   $146,800,541   $121,709,094   $205,754,028   $160,835,791   $196,441,853   $319,996,683
   Accumulation units
      outstanding               10,216,580     11,151,339      8,407,700     13,103,706      7,798,924      9,787,813     18,505,375
   Unit value of
      accumulation units      $      14.66   $      13.16   $      14.48   $      15.70   $      20.62   $      20.07   $      17.29
Contracts with total
   expenses of 1.10%:
   Net Assets                 $ 12,534,912   $ 11,337,886   $  9,260,022   $ 14,524,724   $  9,905,028   $ 15,811,512   $ 23,445,944
   Accumulation units
      outstanding                  866,068        869,840        646,082        932,681        484,315        794,593      1,368,729
   Unit value of
      accumulation units      $      14.47   $      13.03   $      14.33   $      15.57   $      20.45   $      19.90   $      17.13
Contracts with total
   expenses of 1.25%:
   Net Assets                 $         --   $         --   $         --   $         --   $         --   $         --   $         --
   Accumulation units
   outstanding                          --             --             --             --             --             --             --
   Unit value of
      accumulation units      $         --   $         --   $         --   $         --   $         --   $         --   $         --

(1)  Offered in Polaris Plus product.
(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2006

                                                                         Net Asset
                                                                           Value       Net Asset
Variable Accounts                                             Shares     Per Share       Value          Cost
-----------------                                           ----------   ---------   ------------   ------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                      1,140,574     $15.62    $ 17,818,596   $ 15,992,801
   Capital Appreciation Portfolio (Class 1)                  3,103,762      39.31     122,002,595    108,355,349
   Government and Quality Bond Portfolio (Class 1)           5,693,547      14.59      83,089,300     84,869,996
   Growth Portfolio (Class 1)                                2,625,243      30.12      79,074,823     72,632,016

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                       985,331     $12.06    $ 11,882,825   $ 13,987,583
   Alliance Growth Portfolio (Class 1)                       2,654,125      22.30      59,181,349     80,171,728
   Blue Chip Growth Portfolio (Class 1)                        254,752       6.66       1,696,323      1,545,550
   Cash Management Portfolio (Class 1)                       1,737,268      11.03      19,153,946     18,856,998
   Corporate Bond Portfolio (Class 1)                        6,462,199      11.62      75,119,224     76,061,723
   Davis Venture Value Portfolio (Class 1)                   4,231,840      30.05     127,172,101    104,387,042
   "Dogs" of Wall Street Portfolio (Class 1)                   503,825      10.75       5,417,029      4,766,099
   Emerging Markets Portfolio (Class 1)                        827,910      19.06      15,776,403      9,853,550
   Equity Income Portfolio (Class 1)                           419,515      13.11       5,499,195      4,468,252
   Equity Index Portfolio (Class 1)                          2,661,011      11.16      29,704,711     29,504,130
   Federated American Leaders Portfolio (Class 1)            1,240,205      17.58      21,804,571     18,957,816
   Global Bond Portfolio (Class 1)                             926,635      11.85      10,985,195     10,547,119
   Global Equities Portfolio (Class 1)                         760,553      14.94      11,363,594     12,153,935
   Goldman Sachs Research Portfolio (Class 1)                  233,620       8.17       1,909,317      1,649,734
   Growth-Income Portfolio (Class 1)                         1,977,918      26.19      51,800,247     55,095,159
   Growth Opportunities Portfolio (Class 1)                    168,661       6.55       1,104,632        981,114
   High-Yield Bond Portfolio (Class 1)                       2,317,772       7.46      17,292,845     16,585,458
   International Diversified Equities Portfolio (Class 1)      832,328      10.07       8,378,646      6,580,786
   International Growth and Income Portfolio (Class 1)       1,562,933      15.63      24,427,654     17,692,466
   MFS Massachusetts Investors Trust Portfolio (Class 1)       514,188      13.05       6,711,198      6,073,178
   MFS Mid-Cap Growth Portfolio (Class 1)                      430,615       9.95       4,286,330      4,669,527
   MFS Total Return Portfolio (Class 1)                      8,524,167      17.61     150,133,917    140,063,540
   Putnam Growth: Voyager Portfolio (Class 1)                1,769,562      15.83      28,011,037     35,517,110
   Real Estate Portfolio (Class 1)                             738,395      22.48      16,598,621     11,801,688
   Small Company Value Portfolio (Class 1)                     575,185      18.17      10,450,373      6,767,932
   SunAmerica Balanced Portfolio (Class 1)                   2,750,840      14.28      39,283,815     45,995,018
   Technology Portfolio (Class 1)                              151,475       2.70         409,580        400,873
   Telecom Utility Portfolio (Class 1)                         326,606       9.36       3,055,430      3,773,035
   Worldwide High Income Portfolio (Class 1)                   851,001       7.77       6,610,256      6,610,585

VAN KAMPEN LIFE INVESTMENT TRUST:
   Comstock Portfolio (Class II)                            15,472,997     $13.35    $206,564,506   $191,391,529
   Emerging Growth Portfolio (Class II)                        317,010      29.35       9,304,238      7,615,753
   Growth and Income Portfolio (Class II)                    8,107,367      20.02     162,309,479    147,211,391

LORD ABBETT SERIES FUND, INC.:
   Growth and Income Portfolio (Class VC)                    5,587,930     $28.30    $158,138,427   $139,158,304
   Mid-Cap Value Portfolio (Class VC)                        5,980,325      21.90     130,969,116    115,277,413

AMERICAN FUND INSURANCE SERIES:
   Asset Allocation Fund (Class 2)                          12,368,262     $17.81    $220,278,752   $185,521,004
   Global Growth Fund (Class 2)                              7,919,333      21.56     170,740,819    134,020,007
   Growth Fund (Class 2)                                     3,398,229      62.46     212,253,365    166,083,462
   Growth-Income Fund (Class 2)                              8,541,224      40.21     343,442,627    294,626,596

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006

                                                                    Government
                                           Asset        Capital         and                    Aggressive    Alliance    Blue Chip
                                        Allocation   Appreciation  Quality Bond     Growth       Growth       Growth      Growth
                                         Portfolio     Portfolio     Portfolio     Portfolio    Portfolio    Portfolio   Portfolio
                                         (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)   (Class 1)
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------
Investment income:
   Dividends                            $   523,456  $    280,038  $  2,980,476  $    562,082           0  $    239,485  $   8,852
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------
      Total investment income               523,456       280,038     2,980,476       562,082           0       239,485      8,852
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------

Expenses:
   Mortality and expense risk charge       (170,677)     (826,202)     (677,055)     (543,793)   (127,244)     (648,006)   (11,233)
   Distribution expense charge              (26,154)     (152,871)     (117,644)     (100,693)    (18,518)      (94,055)    (2,325)
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------
      Total expenses                       (196,831)     (979,073)     (794,699)     (644,486)   (145,762)     (742,061)   (13,558)
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------

Net investment income (loss)                326,625      (699,035)    2,185,777       (82,404)   (145,762)     (502,576)    (4,706)
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------

Net realized gains (losses)
   from securities transactions:
   Proceeds from shares sold              3,538,306     8,296,038    10,548,322     5,522,096   3,663,842    18,023,273    242,538
   Cost of shares sold                   (3,311,098)   (9,141,512)  (10,243,324)   (6,117,416) (4,703,910)  (26,588,100)  (229,590)
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------

Net realized gains (losses)
   from securities transactions             227,208      (845,474)      304,998      (595,320) (1,040,068)   (8,564,827)    12,948
Realized gain distributions                       0             0             0     2,360,083           0             0          0
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------

Net realized gains (losses)                 227,208      (845,474)      304,998     1,764,763  (1,040,068)   (8,564,827)    12,948
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------

Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                      697,145   (11,113,983)    1,377,197    (2,879,917) (5,831,095)  (45,253,597)       870
   End of period                          1,825,795    13,647,246    (1,780,696)    6,442,807  (2,104,758)  (20,990,379)   150,773
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------

Change in net unrealized appreciation
   (depreciation) of investments          1,128,650    24,761,229    (3,157,893)    9,322,724   3,726,337    24,263,218    149,903
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------

Increase (decrease) in net assets from
   operations                           $ 1,682,483  $ 23,216,720  $   (667,118) $ 11,005,083   2,540,507  $ 15,195,815  $ 158,145
                                        ===========  ============  ============  ============  ==========  ============  =========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                    Cash       Corporate   Davis Venture   "Dogs" of     Emerging      Equity       Equity
                                 Management       Bond         Value      Wall Street    Markets       Income        Index
                                  Portfolio    Portfolio     Portfolio     Portfolio    Portfolio    Portfolio     Portfolio
                                  (Class 1)    (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)     (Class 1)
                                ------------  -----------  -------------  -----------  -----------  -----------  ------------
Investment income:
   Dividends                    $    167,045  $ 2,789,226   $ 1,079,912   $   146,150  $    31,689  $   103,475  $    520,703
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
      Total investment income        167,045    2,789,226     1,079,912       146,150       31,689      103,475       520,703
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
Expenses:
   Mortality and expense risk
      charge                        (182,701)    (474,371)     (883,035)      (60,338)    (109,865)     (66,564)     (361,062)
   Distribution expense charge       (29,305)     (93,201)     (165,687)       (8,738)     (16,223)      (9,077)      (49,236)
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
      Total expenses                (212,006)    (567,572)   (1,048,722)      (69,076)    (126,088)     (75,641)     (410,298)
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
Net investment income (loss)         (44,961)   2,221,654        31,190        77,074      (94,399)      27,834       110,405
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
Net realized gains (losses)
   from securities
   transactions:
   Proceeds from shares sold      22,523,982    3,582,724     7,688,480     1,762,180    4,171,119    2,425,899    10,286,176
   Cost of shares sold           (22,411,354)  (3,488,559)   (6,776,577)   (1,629,254)  (2,873,735)  (2,102,343)  (10,788,799)
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
Net realized gains (losses)
   from securities
   transactions                      112,628       94,165       911,903       132,926    1,297,384      323,556      (502,623)
Realized gain distributions                0            0             0        12,085            0       36,998             0
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
Net realized gains (losses)          112,628       94,165       911,903       145,011    1,297,384      360,554      (502,623)
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period               (87,290)     495,832     7,081,383       574,056    1,677,622      651,664    (4,397,677)
   End of period                     296,948     (942,499)   22,785,059       650,930    5,922,853    1,030,943       200,581
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
Change in net unrealized
   appreciation (depreciation)
   of investments                    384,238   (1,438,331)   15,703,676        76,874    4,245,231      379,279     4,598,258
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
Increase (decrease) in net
   assets from operations       $    451,905  $   877,488   $16,646,769   $   298,959  $ 5,448,216  $   767,667  $  4,206,040
                                ============  ===========   ===========   ===========  ===========  ===========  ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                    Federated                                 Goldman
                                     American       Global        Global        Sachs       Growth-         Growth       High-Yield
                                     Leaders         Bond        Equities     Research      Income      Opportunities       Bond
                                    Portfolio     Portfolio     Portfolio    Portfolio     Portfolio      Portfolio      Portfolio
                                    (Class 1)     (Class 1)     (Class 1)    (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                   -----------   -----------   -----------   ---------   ------------   -------------   -----------
Investment income:
   Dividends                       $   315,396   $   339,021   $    27,091   $   7,309   $    308,682     $       0     $ 1,568,422
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
      Total investment income          315,396       339,021        27,091       7,309        308,682             0       1,568,422
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
Expenses:
   Mortality and expense risk
      charge                          (163,806)      (94,890)     (101,675)    (11,205)      (559,662)       (3,138)       (131,604)
   Distribution expense charge         (30,330)      (15,579)      (15,301)     (2,353)       (82,583)         (664)        (23,916)
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
      Total expenses                  (194,136)     (110,469)     (116,976)    (13,558)      (642,245)       (3,802)       (155,520)
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
Net investment income (loss)           121,260       228,552       (89,885)     (6,249)      (333,563)       (3,802)      1,412,902
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
Net realized gains (losses)
   from securities transactions:
   Proceeds from shares sold         2,864,259     2,689,064     2,423,996     165,717     15,303,753       113,894       3,398,918
   Cost of shares sold              (2,679,324)   (2,589,596)   (3,098,281)   (153,678)   (17,488,610)     (108,379)     (3,416,895)
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
Net realized gains (losses) from
   securities transactions             184,935        99,468      (674,285)     12,039     (2,184,857)        5,515         (17,977)
Realized gain distributions                  0        57,536             0           0              0             0               0
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
Net realized gains (losses)            184,935       157,004      (674,285)     12,039     (2,184,857)        5,515         (17,977)
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period                 905,911       546,185    (4,576,980)     25,593    (14,594,104)      (29,192)       (176,560)
   End of period                     2,846,755       438,076      (790,341)    259,583     (3,294,912)      123,518         707,387
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
Change in net unrealized
   appreciation (depreciation)
   of investments                    1,940,844      (108,109)    3,786,639     233,990     11,299,192       152,710         883,947
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
Increase (decrease) in net
   assets from operations          $ 2,247,039   $   277,447   $ 3,022,469   $ 239,780   $  8,780,772     $ 154,423     $ 2,278,872
                                   ===========   ===========   ===========   =========   ============     =========     ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                                                     MFS
                                  International  International  Massachusetts                                Putnam
                                   Diversified       Growth       Investors     MFS Mid-      MFS Total      Growth:        Real
                                     Equities      and Income       Trust      Cap Growth      Return        Voyager       Estate
                                    Portfolio      Portfolio      Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                    (Class 1)      (Class 1)      (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                  -------------  -------------  -------------  -----------  ------------  ------------  -----------
Investment income:
   Dividends                       $    94,531    $   154,592    $    50,369   $         0  $  2,587,470  $    179,905  $   254,895
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
      Total investment income           94,531        154,592         50,369             0     2,587,470       179,905      254,895
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
Expenses:
   Mortality and expense risk
      charge                           (60,305)      (163,854)       (47,569)      (28,370)     (883,110)     (279,200)    (125,386)
   Distribution expense charge          (9,646)       (28,271)        (9,906)       (5,930)     (184,150)      (44,405)     (20,613)
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
      Total expenses                   (69,951)      (192,125)       (57,475)      (34,300)   (1,067,260)     (323,605)    (145,999)
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
Net investment income (loss)            24,580        (37,533)        (7,106)      (34,300)    1,520,210      (143,700)     108,896
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold         1,536,417      4,017,078      1,269,888       658,206     1,661,721     7,117,669    2,546,200
   Cost of shares sold              (1,396,702)    (3,426,420)    (1,230,526)     (782,498)   (1,535,571)  (10,396,688)  (1,757,560)
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
Net realized gains (losses) from
   securities transactions             139,715        590,658         39,362      (124,292)      126,150    (3,279,019)     788,640
Realized gain distributions                  0              0              0             0     5,620,898             0      950,193
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
Net realized gains (losses)            139,715        590,658         39,362      (124,292)    5,747,048    (3,279,019)   1,738,833
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period                  30,285      1,374,207       (339,355)   (1,309,412)    8,421,252   (15,414,711)   3,178,207
   End of period                     1,797,860      6,735,188        638,020      (383,197)   10,070,377    (7,506,073)   4,796,933
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
Change in net unrealized
   appreciation (depreciation)
   of investments                    1,767,575      5,360,981        977,375       926,215     1,649,125     7,908,638    1,618,726
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
Increase (decrease) in net
   assets from operations          $ 1,931,870    $ 5,914,106    $ 1,009,631   $   767,623  $  8,916,383  $  4,485,919  $ 3,466,455
                                   ===========    ===========    ===========   ===========  ============  ============  ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                   Small Company    SunAmerica                    Telecom      Worldwide                   Emerging
                                       Value         Balanced      Technology     Utility     High Income    Comstock       Growth
                                     Portfolio      Portfolio      Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                     (Class 1)      (Class 1)      (Class 1)     (Class 1)     (Class 1)    (Class II)    (Class II)
                                  --------------  -------------  -------------  -----------  ------------  ------------  -----------
Investment income:
   Dividends                       $   542,281    $  1,100,704     $       0    $   146,086   $ 466,563    $ 2,504,354   $        0
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
      Total investment income          542,281       1,100,704             0        146,086     466,563      2,504,354            0
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
Expenses:
   Mortality and expense risk
      charge                          (107,977)       (466,226)       (2,921)       (36,132)    (48,863)    (1,179,586)     (59,836)
   Distribution expense charge         (14,729)        (66,151)         (606)        (5,111)     (8,855)      (246,251)     (12,398)
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
      Total expenses                  (122,706)       (532,377)       (3,527)       (41,243)    (57,718)    (1,425,837)     (72,234)
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
Net investment income (loss)           419,575         568,327        (3,527)       104,843     408,845      1,078,517      (72,234)
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold         2,725,761      13,169,235       220,997      1,326,839     941,917      1,618,173      992,665
   Cost of shares sold              (1,960,837)    (15,881,405)     (225,994)    (1,664,061)   (977,773)    (1,470,874)    (874,160)
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
Net realized gains (losses) from
   securities transactions             764,924      (2,712,170)       (4,997)      (337,222)    (35,856)       147,299      118,505
Realized gain distributions             61,669               0             0              0           0     11,643,584            0
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
Net realized gains (losses)            826,593      (2,712,170)       (4,997)      (337,222)    (35,856)    11,790,883      118,505
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period               2,118,717     (11,807,325)      (52,096)    (1,295,183)   (184,400)     9,553,205      230,691
   End of period                     3,682,441      (6,711,203)        8,707       (717,605)       (329)    15,172,977    1,688,485
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
Change in net unrealized
   appreciation (depreciation)
   of investments                    1,563,724       5,096,122        60,803        577,578     184,071      5,619,772    1,457,794
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
Increase (decrease) in net
   assets from operations          $ 2,809,892    $  2,952,279     $  52,279    $   345,199   $ 557,060    $18,489,172   $1,504,065
                                   ===========    ============     =========    ===========   =========    ===========   ==========

                 See accompanying notes to financial statements

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                          Growth       Growth      Mid-Cap       Asset        Global                   Growth-
                                        and Income   and Income     Value      Allocation     Growth       Growth       Income
                                        Portfolio    Portfolio    Portfolio       Fund         Fund         Fund         Fund
                                        (Class II)   (Class VC)   (Class VC)   (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Investment income:
   Dividends                           $ 1,476,873  $ 1,304,316  $   476,455  $ 3,814,184  $   608,831  $ 1,074,793  $ 3,658,303
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
      Total investment income            1,476,873    1,304,316      476,455    3,814,184      608,831    1,074,793    3,658,303
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Expenses:
   Mortality and expense risk charge      (889,142)    (926,236)    (741,039)  (1,262,833)    (845,654)  (1,186,985)  (1,999,988)
   Distribution expense charge            (185,324)    (193,410)    (154,531)    (263,937)    (177,275)    (247,271)    (417,894)
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
      Total expenses                    (1,074,466)  (1,119,646)    (895,570)  (1,526,770)  (1,022,929)  (1,434,256)  (2,417,882)
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net investment income (loss)               402,407      184,670     (419,115)   2,287,414     (414,098)    (359,463)   1,240,421
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold               852,636    2,023,337      705,393    2,186,643      933,163    1,859,775    1,565,227
   Cost of shares sold                    (754,411)  (1,848,352)    (619,036)  (1,988,701)    (795,379)  (1,538,095)  (1,402,168)
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net realized gains (losses) from
   securities transactions                  98,225      174,985       86,357      197,942      137,784      321,680      163,059
Realized gain distributions              9,809,788    7,969,150    6,510,234            0            0            0      970,172
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net realized gains (losses)              9,908,013    8,144,135    6,596,591      197,942      137,784      321,680    1,133,231
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                   7,320,536    7,830,637    7,079,872    6,275,018    4,963,041    9,198,396   11,341,371
   End of period                        15,098,088   18,980,123   15,691,703   34,757,748   36,720,812   46,169,903   48,816,031
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments         7,777,552   11,149,486    8,611,831   28,482,730   31,757,771   36,971,507   37,474,660
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
   from operations                     $18,087,972  $19,478,291  $14,789,307  $30,968,086  $31,481,457  $36,933,724  $39,848,312
                                       ===========  ===========  ===========  ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006

                                                                   Government
                                           Asset       Capital         and                    Aggressive    Alliance     Blue Chip
                                        Allocation  Appreciation  Quality Bond     Growth       Growth       Growth       Growth
                                        Portfolio     Portfolio     Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                        (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)     (Class 1)    (Class 1)
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)        $   326,625  $   (699,035) $  2,185,777  $   (82,404) $  (145,762) $   (502,576) $   (4,706)
   Net realized gains (losses) from
      securities transactions              227,208      (845,474)      304,998    1,764,763   (1,040,068)   (8,564,827)     12,948
   Change in net unrealized
      appreciation (depreciation) of
      investments                        1,128,650    24,761,229    (3,157,893)   9,322,724    3,726,337    24,263,218     149,903
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
   Increase (decrease) in net assets
      from operations                    1,682,483    23,216,720      (667,118)  11,005,083    2,540,507    15,195,815     158,145
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
From capital transactions:
      Net proceeds from units sold         675,412     8,197,149     3,592,198    4,153,904      587,040       668,035      49,010
      Cost of units redeemed            (3,445,221)  (11,563,557)  (12,225,254)  (7,720,062)  (2,646,194)  (14,405,165)    (90,168)
      Annuity benefit payments              (5,389)      (14,475)      (68,846)     (14,090)           0       (33,749)       (624)
      Net transfers                      1,574,904    18,678,848    17,875,009   15,171,490     (218,791)   (2,793,074)    161,378
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
   Increase (decrease) in net assets
      from capital transactions         (1,200,294)   15,297,965     9,173,107   11,591,242   (2,277,945)  (16,563,953)    119,596
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in net assets          482,189    38,514,685     8,505,989   22,596,325      262,562    (1,368,138)    277,741
Net assets at beginning of period       17,336,407    83,487,910    74,583,311   56,478,498   11,620,263    60,549,487   1,418,582
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Net assets at end of period            $17,818,596  $122,002,595  $ 83,089,300  $79,074,823  $11,882,825  $ 59,181,349  $1,696,323
                                       ===========  ============  ============  ===========  ===========  ============  ==========
ANALYSIS OF INCREASE (DECREASE) IN
   UNITS OUTSTANDING:
Contracts with total expenses of
   0.85% (1):
   Units sold                                   30             0             0            0            0             0           0
   Units redeemed                                0             0             0          (61)         (10)          (91)          0
   Units transferred                           (23)            0             0            0            0             1           0
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in units
   outstanding                                   7             0             0          (61)         (10)          (90)          0
Beginning units                                  0         1,009           132        1,317           22         2,006           0
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Ending units                                     7         1,009           132        1,256           12         1,916           0
                                       ===========  ============  ============  ===========  ===========  ============  ==========
Contracts with total expenses of
   0.85% (2):
   Units sold                               28,319       589,236       244,599      327,726       38,199        17,153       7,030
   Units redeemed                          (39,507)     (355,792)     (246,725)    (261,755)     (20,163)     (166,568)     (9,794)
   Units transferred                        76,486     1,451,960     1,314,279    1,278,251       11,145      (131,160)     21,516
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in units
   outstanding                              65,298     1,685,404     1,312,153    1,344,222       29,181      (280,575)     18,752
Beginning units                            391,287     5,011,960     2,798,749    3,599,424      200,065     1,483,547     241,276
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Ending units                               456,585     6,697,364     4,110,902    4,943,646      229,246     1,202,972     260,028
                                       ===========  ============  ============  ===========  ===========  ============  ==========
Contracts with total expenses of
   1.10%:
   Units sold                                   64        22,449         6,355       14,104        3,450         1,907       1,340
   Units redeemed                              (34)      (42,713)      (13,085)     (28,072)      (1,388)       (2,742)     (6,201)
   Units transferred                          (290)       76,787        62,303       76,435        1,215        (9,167)      6,392
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in units
   outstanding                                (260)       56,523        55,573       62,467        3,277       (10,002)      1,531
Beginning units                             13,285       470,268       210,678      280,792       11,309       117,667      27,066
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Ending units                                13,025       526,791       266,251      343,259       14,586       107,665      28,597
                                       ===========  ============  ============  ===========  ===========  ============  ==========
Contracts with total expenses of
   1.25%:
   Units sold                               13,635        14,898        14,350       10,982       10,915        15,653           0
   Units redeemed                         (126,607)     (170,068)     (507,290)    (145,100)    (148,845)     (406,203)          0
   Units transferred                        26,650       (10,653)      (28,165)       3,100      (19,889)      (56,576)          0
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in units
   outstanding                             (86,322)     (165,823)     (521,105)    (131,018)    (157,819)     (447,126)          0
Beginning units                            566,460       718,778     1,995,979      606,500      693,354     1,847,707           0
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Ending units                               480,138       552,955     1,474,874      475,482      535,535     1,400,581           0
                                       ===========  ============  ============  ===========  ===========  ============  ==========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                                                     Davis
                                          Cash       Corporate      Venture     "Dogs" of     Emerging     Equity       Equity
                                       Management       Bond         Value     Wall Street    Markets      Income        Index
                                        Portfolio    Portfolio     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                        (Class 1)    (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)       $    (44,961) $ 2,221,654  $     31,190  $    77,074  $   (94,399) $    27,834  $   110,405
   Net realized gains (losses) from
      securities transactions              112,628       94,165       911,903      145,011    1,297,384      360,554     (502,623)
   Change in net unrealized
      appreciation (depreciation)
      of investments                       384,238   (1,438,331)   15,703,676       76,874    4,245,231      379,279    4,598,258
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
   Increase (decrease) in net assets
      from operations                      451,905      877,488    16,646,769      298,959    5,448,216      767,667    4,206,040
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
From capital transactions:
      Net proceeds from units sold       1,568,769    4,562,715     7,196,365       92,633      525,547      102,167      210,447
      Cost of units redeemed           (13,166,081)  (6,191,943)  (12,631,985)  (1,346,890)  (1,563,728)  (2,012,642)  (8,822,236)
      Annuity benefit payments             (31,108)      (3,933)      (14,485)     (13,622)      (2,948)      (9,775)     (42,654)
      Net transfers                      9,760,814   25,951,566    21,265,637     (118,940)   4,021,975     (189,629)  (1,051,572)
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
   Increase (decrease) in net assets
      from capital transactions         (1,867,606)  24,318,405    15,815,532   (1,386,819)   2,980,846   (2,109,879)  (9,706,015)
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets       (1,415,701)  25,195,893    32,462,301   (1,087,860)   8,429,062   (1,342,212)  (5,499,975)
Net assets at beginning of period       20,569,647   49,923,331    94,709,800    6,504,889    7,347,341    6,841,407   35,204,686
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Net assets at end of period           $ 19,153,946  $75,119,224  $127,172,101  $ 5,417,029  $15,776,403  $ 5,499,195  $29,704,711
                                      ============  ===========  ============  ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of
   0.85% (1):
   Units sold                                    0            0             0            0            0            0            0
   Units redeemed                           (3,497)           0           (36)          (4)           0            0            0
   Units transferred                             0            0             0            0            0           25            0
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                              (3,497)           0           (36)          (4)           0           25            0
Beginning units                              3,497            0         1,204            8            0            0            0
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Ending units                                     0            0         1,168            4            0           25            0
                                      ============  ===========  ============  ===========  ===========  ===========  ===========
Contracts with total expenses of
   0.85% (2):
   Units sold                              122,291      304,843       457,147          946       23,377            0            0
   Units redeemed                         (498,350)    (246,223)     (476,215)      (3,177)      (8,190)           0            0
   Units transferred                       670,415    1,739,199     1,455,270       (3,536)      97,201            0            0
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                             294,356    1,797,819     1,436,202       (5,767)     112,388            0            0
Beginning units                            510,350    2,764,553     5,266,766       71,462       83,882            0            0
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Ending units                               804,706    4,562,372     6,702,968       65,695      196,270            0            0
                                      ============  ===========  ============  ===========  ===========  ===========  ===========
Contracts with total expenses
   of 1.10%:
   Units sold                                  911       14,793        32,964          497        1,411            0            0
   Units redeemed                          (21,932)     (22,500)      (41,221)           0         (147)           0            0
   Units transferred                        16,211      110,681        76,263          324       13,280            0            0
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                              (4,810)     102,974        68,006          821       14,544            0            0
Beginning units                             31,888      234,296       543,292        5,785        8,275            0            0
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Ending units                                27,078      337,270       611,298        6,606       22,819            0            0
                                      ============  ===========  ============  ===========  ===========  ===========  ===========
Contracts with total expenses
   of 1.25%:
   Units sold                               14,921        4,943        18,863        6,727        3,621        8,539       22,460
   Units redeemed                         (558,327)    (139,194)     (167,767)    (118,917)     (99,882)    (168,559)    (961,872)
   Units transferred                       162,485        2,020        23,728       (6,937)     147,306      (15,828)    (115,695)
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                            (380,921)    (132,231)     (125,176)    (119,127)      51,045     (175,848)  (1,055,107)
Beginning units                          1,115,235      500,897       736,735      496,507      544,013      603,319    4,114,983
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Ending units                               734,314      368,666       611,559      377,380      595,058      427,471    3,059,876
                                      ============  ===========  ============  ===========  ===========  ===========  ===========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                  Federated                                 Goldman
                                   American      Global        Global        Sachs        Growth-        Growth     High-Yield
                                    Leaders       Bond        Equities      Research      Income     Opportunities      Bond
                                  Portfolio     Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                   (Class 1)    (Class 1)     (Class 1)    (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                 -----------  ------------  ------------  -----------  ------------  -------------  -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)  $   121,260   $   228,552  $    (89,885) $   (6,249)  $   (333,563)  $   (3,802)   $ 1,412,902
   Net realized gains (losses)
      from securities
      transactions                   184,935       157,004      (674,285)     12,039     (2,184,857)       5,515        (17,977)
   Change in net unrealized
      appreciation
      (depreciation) of
      investments                  1,940,844      (108,109)    3,786,639     233,990     11,299,192      152,710        883,947
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
   Increase (decrease) in net
      assets from operations       2,247,039       277,447     3,022,469     239,780      8,780,772      154,423      2,278,872
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
From capital transactions:
   Net proceeds from units sold      540,989       979,346       333,172     149,954        717,189      117,738        757,623
   Cost of units redeemed         (2,914,770)   (2,079,086)   (2,151,179)   (130,851)   (12,980,612)     (34,019)    (2,445,278)
   Annuity benefit payments           (4,050)      (11,692)       (2,266)          0        (70,322)           0        (29,715)
   Net transfers                   3,368,313     2,078,606       758,565     481,684     (1,138,547)     579,156      1,994,265
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
   Increase (decrease) in net
      assets from capital
      transactions                   990,482       967,174    (1,061,708)    500,787    (13,472,292)     662,875        276,895
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Increase (decrease) in net
   assets                          3,237,521     1,244,621     1,960,761     740,567     (4,691,520)     817,298      2,555,767
Net assets at beginning of
   period                         18,567,050     9,740,574     9,402,833   1,168,750     56,491,767      287,334     14,737,078
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Net assets at end of period      $21,804,571   $10,985,195  $ 11,363,594  $1,909,317   $ 51,800,247   $1,104,632    $17,292,845
                                 ===========   ===========  ============  ==========   ============   ==========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses
   of 0.85% (1):
   Units sold                              0             0             0           0              0            0              0
   Units redeemed                          0             0             0           0            (71)           0              0
   Units transferred                       0            24             0           0             (1)           0             22
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Increase (decrease) in units
   outstanding                             0            24             0           0            (72)           0             22
Beginning units                            0             0             0           0            262            0              0
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Ending units                               0            24             0           0            190            0             22
                                 ===========   ===========  ============  ==========   ============   ==========    ===========
Contracts with total expenses
   of 0.85% (2):
   Units sold                         39,116        68,576        26,172      19,761         24,062       21,813         52,603
   Units redeemed                    (88,015)      (44,960)      (23,645)    (17,207)      (103,275)      (6,103)       (83,812)
   Units transferred                 283,165       160,772        43,118      66,847         (9,807)      90,670        120,678
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Increase (decrease) in units
   outstanding                       234,266       184,388        45,645      69,401        (89,020)     106,380         89,469
Beginning units                    1,123,719       271,920       293,259     166,184      1,251,543       63,432        781,111
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Ending units                       1,357,985       456,308       338,904     235,585      1,162,523      169,812        870,580
                                 ===========   ===========  ============  ==========   ============   ==========    ===========
Contracts with total expenses
   of 1.10%:
   Units sold                          1,468         3,667           410         845          1,130            0          2,547
   Units redeemed                     (3,464)       (4,199)       (1,579)     (1,022)        (9,252)           0         (1,032)
   Units transferred                  20,342           468         6,408       1,334          2,597       11,360         31,261
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Increase (decrease) in units
   outstanding                        18,346           (64)        5,239       1,157         (5,525)      11,360         32,776
Beginning units                       69,259        23,374         7,970      12,093         91,889        2,026         53,321
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Ending units                          87,605        23,310        13,209      13,250         86,364       13,386         86,097
                                 ===========   ===========  ============  ==========   ============   ==========    ===========
Contracts with total expenses
   of 1.25%:
   Units sold                          4,008         2,564         5,295           0         16,104            0          2,587
   Units redeemed                   (101,588)      (81,665)      (99,055)          0       (404,513)           0        (73,270)
   Units transferred                  (6,162)         (341)       14,802           0        (37,846)           0            142
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Increase (decrease) in units
   outstanding                      (103,742)      (79,442)      (78,958)          0       (426,255)           0        (70,541)
Beginning units                      329,288       337,148       430,108           0      1,686,135            0        272,262
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Ending units                         225,546       257,706       351,150           0      1,259,880            0        201,721
                                 ===========   ===========  ============  ==========   ============   ==========    ===========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                                                                   MFS
                                              International   International   Massachusetts
                                               Diversified        Growth        Investors      MFS Mid-
                                                 Equities       and Income        Trust       Cap Growth
                                                Portfolio       Portfolio       Portfolio      Portfolio
                                                (Class 1)       (Class 1)       (Class 1)      (Class 1)
                                              -------------   -------------   -------------   ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   24,580      $   (37,533)    $   (7,106)    $  (34,300)
   Net realized gains (losses) from
      securities transactions                     139,715          590,658         39,362       (124,292)
   Change in net unrealized appreciation
      (depreciation) of investments             1,767,575        5,360,981        977,375        926,215
                                               ----------      -----------     ----------     ----------
   Increase (decrease) in net assets from
      operations                                1,931,870        5,914,106      1,009,631        767,623
                                               ----------      -----------     ----------     ----------
From capital transactions:
      Net proceeds from units sold                239,021        1,176,462        181,961        253,615
      Cost of units redeemed                     (857,455)      (2,068,906)      (799,776)      (410,610)
      Annuity benefit payments                     (4,340)          (9,157)             0              0
      Net transfers                             1,388,501        2,883,831       (178,623)       148,221
                                               ----------      -----------     ----------     ----------
   Increase (decrease) in net assets from
      capital transactions                        765,727        1,982,230       (796,438)        (8,774)
                                               ----------      -----------     ----------     ----------
Increase (decrease) in net assets               2,697,597        7,896,336        213,193        758,849
Net assets at beginning of period               5,681,049       16,531,318      6,498,005      3,527,481
                                               ----------      -----------     ----------     ----------
Net assets at end of period                    $8,378,646      $24,427,654     $6,711,198     $4,286,330
                                               ==========      ===========     ==========     ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% (1):
   Units sold                                           0               40              0              0
   Units redeemed                                       0              (38)             0              0
   Units transferred                                    0              (30)             0              0
                                               ----------      -----------     ----------     ----------
Increase (decrease) in units outstanding                0              (28)             0              0
Beginning units                                        44              750              0              0
                                               ----------      -----------     ----------     ----------
Ending units                                           44              722              0              0
                                               ==========      ===========     ==========     ==========
Contracts with total expenses of 0.85% (2):
   Units sold                                      22,212           78,465         18,798         28,171
   Units redeemed                                 (20,605)         (56,149)       (67,884)       (43,026)
   Units transferred                              113,278          179,178        (25,158)        17,671
                                               ----------      -----------     ----------     ----------
Increase (decrease) in units outstanding          114,885          201,494        (74,244)         2,816
Beginning units                                   292,725          872,379        671,759        428,891
                                               ----------      -----------     ----------     ----------
Ending units                                      407,610        1,073,873        597,515        431,707
                                               ==========      ===========     ==========     ==========
Contracts with total expenses of 1.10%:
   Units sold                                         772            2,383            302          1,113
   Units redeemed                                    (572)          (1,879)       (15,209)        (3,648)
   Units transferred                                8,986           10,529          6,459         (1,730)
                                               ----------      -----------     ----------     ----------
Increase (decrease) in units outstanding            9,186           11,033         (8,448)        (4,265)
Beginning units                                    15,209           36,801         62,443         35,343
                                               ----------      -----------     ----------     ----------
Ending units                                       24,395           47,834         53,995         31,078
                                               ==========      ===========     ==========     ==========
Contracts with total expenses of 1.25%:
   Units sold                                       5,086           14,303              0              0
   Units redeemed                                 (59,018)         (94,212)             0              0
   Units transferred                               29,480           30,528              0              0
                                               ----------      -----------     ----------     ----------
Increase (decrease) in units outstanding          (24,452)         (49,381)             0              0
Beginning units                                   341,679          551,102              0              0
                                               ----------      -----------     ----------     ----------
Ending units                                      317,227          501,721              0              0
                                               ==========      ===========     ==========     ==========


                                                               Putnam
                                                MFS Total      Growth:         Real
                                                 Return        Voyager        Estate
                                                Portfolio     Portfolio     Portfolio
                                                (Class 1)     (Class 1)     (Class 1)
                                              ------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $  1,520,210   $  (143,700)  $   108,896
   Net realized gains (losses) from
      securities transactions                    5,747,048    (3,279,019)    1,738,833
   Change in net unrealized appreciation
      (depreciation) of investments              1,649,125     7,908,638     1,618,726
                                              ------------   -----------   -----------
   Increase (decrease) in net assets from
      operations                                 8,916,383     4,485,919     3,466,455
                                              ------------   -----------   -----------
From capital transactions:
      Net proceeds from units sold               9,190,814       336,311       835,405
      Cost of units redeemed                    (9,200,114)   (5,951,423)   (1,883,800)
      Annuity benefit payments                     (11,285)      (12,859)       (1,001)
      Net transfers                             44,584,228       (60,921)    3,279,811
                                              ------------   -----------   -----------
   Increase (decrease) in net assets from
      capital transactions                      44,563,643    (5,688,892)    2,230,415
                                              ------------   -----------   -----------
Increase (decrease) in net assets               53,480,026    (1,202,973)    5,696,870
Net assets at beginning of period               96,653,891    29,214,010    10,901,751
                                              ------------   -----------   -----------
Net assets at end of period                   $150,133,917   $28,011,037   $16,598,621
                                              ============   ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% (1):
   Units sold                                            0            63             0
   Units redeemed                                        0             0            (4)
   Units transferred                                     0           (48)           12
                                              ------------   -----------   -----------
Increase (decrease) in units outstanding                 0            15             8
Beginning units                                          0           174             8
                                              ------------   -----------   -----------
Ending units                                             0           189            16
                                              ============   ===========   ===========
Contracts with total expenses of 0.85% (2):
   Units sold                                      619,683        31,484        22,956
   Units redeemed                                 (584,419)     (112,381)      (10,302)
   Units transferred                             2,967,511        47,256       101,018
                                              ------------   -----------   -----------
Increase (decrease) in units outstanding         3,002,775       (33,641)      113,672
Beginning units                                  6,359,705     1,613,813       158,560
                                              ------------   -----------   -----------
Ending units                                     9,362,480     1,580,172       272,232
                                              ============   ===========   ===========
Contracts with total expenses of 1.10%:
   Units sold                                       19,395           298         1,463
   Units redeemed                                  (54,534)       (5,539)         (643)
   Units transferred                               133,379        17,804         9,393
                                              ------------   -----------   -----------
Increase (decrease) in units outstanding            98,240        12,563        10,213
Beginning units                                    625,544       143,580        13,970
                                              ------------   -----------   -----------
Ending units                                       723,784       156,143        24,183
                                              ============   ===========   ===========
Contracts with total expenses of 1.25%:
   Units sold                                            0         6,256         6,654
   Units redeemed                                        0      (282,383)      (64,835)
   Units transferred                                     0       (27,165)        4,506
                                              ------------   -----------   -----------
Increase (decrease) in units outstanding                 0      (303,292)      (53,675)
Beginning units                                          0     1,116,207       319,242
                                              ------------   -----------   -----------
Ending units                                             0       812,915       265,567
                                              ============   ===========   ===========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)


                                              Small
                                             Company     SunAmerica                 Telecom    Worldwide                  Emerging
                                              Value       Balanced    Technology    Utility   High Income    Comstock      Growth
                                            Portfolio     Portfolio    Portfolio   Portfolio   Portfolio     Portfolio    Portfolio
                                            (Class 1)     (Class 1)    (Class 1)   (Class 1)   (Class 1)    (Class II)   (Class II)
                                           -----------  ------------  ----------  ----------  -----------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $   419,575  $    568,327   $ (3,527)  $  104,843  $  408,845   $  1,078,517  $  (72,234)
   Net realized gains (losses) from
      securities transactions                  826,593    (2,712,170)    (4,997)    (337,222)    (35,856)    11,790,883     118,505
   Change in net unrealized appreciation
      (depreciation) of investments          1,563,724     5,096,122     60,803      577,578     184,071      5,619,772   1,457,794
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
   Increase (decrease) in net assets
      from operations                        2,809,892     2,952,279     52,279      345,199     557,060     18,489,172   1,504,065
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
From capital transactions:
      Net proceeds from units sold             220,135       665,492     29,990       31,804     385,257     15,667,720     506,241
      Cost of units redeemed                (2,188,049)  (11,104,522)   (42,919)    (922,293)   (788,445)   (10,326,623)   (692,267)
      Annuity benefit payments                       0       (56,719)         0       (2,066)       (596)        (1,979)          0
      Net transfers                            262,603    (1,274,322)    80,236       (3,305)  1,437,806     58,916,203     931,978
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
   Increase (decrease) in net assets from
      capital transactions                  (1,705,311)  (11,770,071)    67,307     (895,860)  1,034,022     64,255,321     745,952
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Increase (decrease) in net assets            1,104,581    (8,817,792)   119,586     (550,661)  1,591,082     82,744,493   2,250,017
Net assets at beginning of period            9,345,792    48,101,607    289,994    3,606,091   5,019,174    123,820,013   7,054,221
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Net assets at end of period                $10,450,373  $ 39,283,815   $409,580   $3,055,430  $6,610,256   $206,564,506  $9,304,238
                                           ===========  ============   ========   ==========  ==========   ============  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses
   of 0.85% (1):
   Units sold                                        0             0          0            0           0              0           0
   Units redeemed                                  (11)            0          0           (7)          0              0           0
   Units transferred                                 0             0          0          (32)          0              0           0
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Increase (decrease) in units outstanding           (11)            0          0          (39)          0              0           0
Beginning units                                    427           630          0           59           0              0           0
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Ending units                                       416           630          0           20           0              0           0
                                           ===========  ============   ========   ==========  ==========   ============  ==========
Contracts with total expenses
   of 0.85% (2):
   Units sold                                        0        36,044     13,009        1,265      22,950      1,206,203      45,157
   Units redeemed                                    0       (29,890)   (17,809)      (4,551)    (24,946)      (765,233)    (66,478)
   Units transferred                                 0       (29,137)    28,163       (2,796)     99,058      4,485,675      97,315
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Increase (decrease) in units outstanding             0       (22,983)    23,363       (6,082)     97,062      4,926,645      75,994
Beginning units                                      0       538,668    126,057       39,917     241,802      9,483,533     738,594
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Ending units                                         0       515,685    149,420       33,835     338,864     14,410,178     814,588
                                           ===========  ============   ========   ==========  ==========   ============  ==========
Contracts with total expenses of 1.10%:
   Units sold                                        0             0          0            0       3,458         47,852       7,356
   Units redeemed                                    0        (1,667)      (109)        (308)     (1,034)       (54,278)     (3,426)
   Units transferred                                 0           (69)     6,073          463         843        227,007      (2,593)
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Increase (decrease) in units outstanding             0        (1,736)     5,964          155       3,267        220,581       1,337
Beginning units                                      0        30,592     14,654        4,376      17,004        846,244      81,765
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Ending units                                         0        28,856     20,618        4,531      20,271      1,066,825      83,102
                                           ===========  ============   ========   ==========  ==========   ============  ==========
Contracts with total expenses of 1.25%:
   Units sold                                    9,244        22,257          0        1,601       1,704              0           0
   Units redeemed                              (93,020)     (712,688)         0      (70,598)    (22,257)             0           0
   Units transferred                            11,396       (66,384)         0        1,404       4,982              0           0
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Increase (decrease) in units outstanding       (72,380)     (756,815)         0      (67,593)    (15,571)             0           0
Beginning units                                456,434     2,949,416          0      276,507      94,361              0           0
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Ending units                                   384,054     2,192,601          0      208,914      78,790              0           0
                                           ===========  ============   ========   ==========  ==========   ============  ==========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                    Growth        Growth                        Asset        Global                      Growth-
                                  and Income    and Income   Mid-Cap Value   Allocation      Growth        Growth        Income
                                   Portfolio     Portfolio     Portfolio        Fund          Fund          Fund          Fund
                                  (Class II)    (Class VC)     (Class VC)     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                 ------------  ------------  -------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)  $    402,407  $    184,670  $   (419,115)  $  2,287,414  $   (414,098) $   (359,463) $  1,240,421
   Net realized gains (losses)
      from securities
      transactions                  9,908,013     8,144,135     6,596,591        197,942       137,784       321,680     1,133,231
   Change in net unrealized
      appreciation
      (depreciation) of
      investments                   7,777,552    11,149,486     8,611,831     28,482,730    31,757,771    36,971,507    37,474,660
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
   Increase (decrease) in net
      assets from operations       18,087,972    19,478,291    14,789,307     30,968,086    31,481,457    36,933,724    39,848,312
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
From capital transactions:
      Net proceeds from units
         sold                      12,069,474    11,224,795    11,964,628     17,573,618    16,964,885    20,060,523    27,031,723
      Cost of units redeemed       (7,412,538)   (8,183,721)   (6,098,153)   (10,380,483)   (6,394,530)   (8,889,784)  (15,491,271)
      Annuity benefit payments         (1,723)       (9,646)            0        (43,132)       (1,382)      (12,959)      (34,044)
      Net transfers                51,206,976    33,877,085    39,341,805     46,681,262    50,042,028    44,625,590    76,115,384
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
   Increase (decrease) in net
      assets from capital
      transactions                 55,862,189    36,908,513    45,208,280     53,831,265    60,611,001    55,783,370    87,621,792
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Increase (decrease) in net
   assets                          73,950,161    56,386,804    59,997,587     84,799,351    92,092,458    92,717,094   127,470,104
Net assets at beginning of
   period                          88,359,318   101,751,623    70,971,529    135,479,401    78,648,361   119,536,271   215,972,523
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Net assets at end of period      $162,309,479  $158,138,427  $130,969,116   $220,278,752  $170,740,819  $212,253,365  $343,442,627
                                 ============  ============  ============   ============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses
   of 0.85% (1):
   Units sold                               0             0             0              0             0             0             0
   Units redeemed                           0             0             0              0             0             0             0
   Units transferred                        0             0             0              0             0             0             0
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Increase (decrease) in units
   outstanding                              0             0             0              0             0             0             0
Beginning units                             0             0             0              0             0             0             0
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Ending units                                0             0             0              0             0             0             0
                                 ============  ============  ============   ============  ============  ============  ============
Contracts with total expenses
   of 0.85% (2):
   Units sold                         844,756       881,084       835,526      1,187,113       902,712     1,040,142     1,611,924
   Units redeemed                    (496,485)     (600,490)     (396,816)      (672,756)     (314,457)     (418,378)     (854,149)
   Units transferred                3,438,131     2,656,929     2,725,724      3,123,012     2,615,092     2,301,880     4,410,518
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Increase (decrease) in units
   outstanding                      3,786,402     2,937,523     3,164,434      3,637,369     3,203,347     2,923,644     5,168,293
Beginning units                     6,430,178     8,213,816     5,243,266      9,466,337     4,595,577     6,864,169    13,337,082
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Ending units                       10,216,580    11,151,339     8,407,700     13,103,706     7,798,924     9,787,813    18,505,375
                                 ============  ============  ============   ============  ============  ============  ============
Contracts with total expenses
   of 1.10%:
   Units sold                          34,156        50,118        36,254         41,172        27,563        42,349        48,959
   Units redeemed                     (39,615)      (70,785)      (42,721)       (47,320)      (35,189)      (62,839)      (96,717)
   Units transferred                  296,176       153,511       138,242        123,518       137,060       127,642       280,968
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Increase (decrease) in units
   outstanding                        290,717       132,844       131,775        117,370       129,434       107,152       233,210
Beginning units                       575,351       736,996       514,307        815,311       354,881       687,441     1,135,519
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Ending units                          866,068       869,840       646,082        932,681       484,315       794,593     1,368,729
                                 ============  ============  ============   ============  ============  ============  ============
Contracts with total expenses
   of 1.25%:
   Units sold                               0             0             0              0             0             0             0
   Units redeemed                           0             0             0              0             0             0             0
   Units transferred                        0             0             0              0             0             0             0
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Increase (decrease) in units
   outstanding                              0             0             0              0             0             0             0
Beginning units                             0             0             0              0             0             0             0
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Ending units                                0             0             0              0             0             0             0
                                 ============  ============  ============   ============  ============  ============  ============

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005

                                                             Government
                                    Asset        Capital         and                    Aggressive    Alliance     Blue Chip
                                  Allocation  Appreciation  Quality Bond     Growth       Growth       Growth       Growth
                                  Portfolio     Portfolio     Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                  (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)     (Class 1)    (Class 1)
                                 -----------  ------------  ------------  -----------  -----------  ------------  ----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)  $   279,192   $  (776,093) $  2,519,408  $  (237,934) $  (145,663) $   (593,330) $   (9,702)
   Net realized gains (losses)        69,932    (1,620,423)      606,069   (1,069,943)  (1,278,230)  (12,312,668)      4,598
   Change in net unrealized
      appreciation
      (depreciation) of
      investments                    683,116     2,820,684      (756,938)   3,988,324    2,585,655    13,963,931     (13,519)
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
   Increase (decrease) in net
      assets from operations       1,032,240       424,168     2,368,539    2,680,447    1,161,762     1,057,933     (18,623)
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
From capital transactions:
   Net proceeds from units sold      759,855     9,083,076     4,942,159    5,847,872      588,490       695,193     174,190
   Cost of units redeemed         (4,312,935)   (7,409,256)  (12,322,363)  (5,408,018)  (1,492,810)  (11,563,869)   (124,846)
   Annuity benefit payments                0             0             0            0            0             0           0
   Net transfers                   2,230,802    13,100,928    10,753,689   10,094,261     (339,540)   (4,932,062)    307,089
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                (1,322,278)   14,774,748     3,373,485   10,534,115   (1,243,860)  (15,800,738)    356,433
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in net
   assets                           (290,038)   15,198,916     5,742,024   13,214,562      (82,098)  (14,742,805)    337,810
Net assets at beginning of
   period                         17,626,445    68,288,994    68,841,287   43,263,936   11,702,361    75,292,292   1,080,772
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Net assets at end of period      $17,336,407   $83,487,910  $ 74,583,311  $56,478,498  $11,620,263  $ 60,549,487  $1,418,582
                                 ===========   ===========  ============  ===========  ===========  ============  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses
   of 0.85% (1):
   Units sold                              0             0             0            0            0             0           0
   Units redeemed                          0        (1,016)          (43)        (390)        (288)            0           0
   Units transferred                       0             0             0            0            0             0           0
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in units
   outstanding                             0        (1,016)          (43)        (390)        (288)            0           0
Beginning units                            0         2,025           175        1,707          310         2,006           0
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Ending units                               0         1,009           132        1,317           22         2,006           0
                                 ===========   ===========  ============  ===========  ===========  ============  ==========
Contracts with total expenses
   of 0.85% (2):
   Units sold                         28,947       750,204       339,124      543,080       43,902         7,213      30,606
   Units redeemed                    (27,906)     (255,018)     (172,126)    (167,072)     (10,798)     (148,071)    (20,126)
   Units transferred                  65,376     1,167,935       914,501      987,723      (13,360)     (320,588)     52,831
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in units
   outstanding                        66,417     1,663,121     1,081,499    1,363,731       19,744      (461,446)     63,311
Beginning units                      324,870     3,348,839     1,717,250    2,235,693      180,321     1,944,993     177,965
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Ending units                         391,287     5,011,960     2,798,749    3,599,424      200,065     1,483,547     241,276
                                 ===========   ===========  ============  ===========  ===========  ============  ==========
Contracts with total expenses
   of 1.10%:
   Units sold                            356        32,849        22,535       21,110        5,462         1,183       2,179
   Units redeemed                         (5)      (14,601)       (3,342)      (9,612)           0          (543)     (2,868)
   Units transferred                     654       112,325        53,171       71,151       (6,291)      (21,324)      4,291
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in units
   outstanding                         1,005       130,573        72,364       82,649         (829)      (20,684)      3,602
Beginning units                       12,280       339,695       138,314      198,143       12,138       138,351      23,464
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Ending units                          13,285       470,268       210,678      280,792       11,309       117,667      27,066
                                 ===========   ===========  ============  ===========  ===========  ============  ==========
Contracts with total expenses
   of 1.25%:
   Units sold                         19,153        18,318        13,023        9,011       12,227        22,685           0
   Units redeemed                   (183,961)     (129,888)     (586,285)    (129,700)     (98,631)     (382,987)          0
   Units transferred                  68,756       (19,627)     (113,642)     (15,913)     (10,598)      (98,301)          0
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in units
   outstanding                       (96,052)     (131,197)     (686,904)    (136,602)     (97,002)     (458,603)          0
Beginning units                      662,512       849,975     2,682,883      743,102      790,356     2,306,310           0
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Ending units                         566,460       718,778     1,995,979      606,500      693,354     1,847,707           0
                                 ===========   ===========  ============  ===========  ===========  ============  ==========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                                                       Davis
                                             Cash      Corporate      Venture     "Dogs" of     Emerging      Equity       Equity
                                          Management      Bond         Value     Wall Street    Markets       Income       Index
                                          Portfolio    Portfolio     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                          (Class 1)    (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)          $   (74,985) $ 1,506,075  $   (101,742) $    86,933  $   (10,939) $     5,573  $   (60,757)
   Net realized gains (losses)              (117,379)     144,510       219,287      164,085      672,343      190,451   (1,453,539)
   Change in net unrealized
      appreciation (depreciation) of
      investments                            232,755     (315,120)    7,181,836     (122,029)     654,462      240,449    3,294,245
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
   Increase (decrease) in net assets
      from operations                         40,391    1,335,465     7,299,381      128,989    1,315,866      436,473    1,779,949
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
From capital transactions:
      Net proceeds from units sold         5,059,861    6,665,687     7,354,308      144,881      122,769      135,992      221,586
      Cost of units redeemed              (6,764,313)  (3,410,815)  (10,602,922)  (1,482,939)    (835,812)  (1,887,756)  (7,793,002)
      Annuity benefit payments                     0            0             0            0            0            0            0
      Net transfers                        1,789,357   16,845,807    13,152,902      201,004     (414,047)    (352,474)  (1,107,940)
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
   Increase (decrease) in net assets
      from capital transactions               84,905   20,100,679     9,904,288   (1,137,054)  (1,127,090)  (2,104,238)  (8,679,356)
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets            125,296   21,436,144    17,203,669   (1,008,065)     188,776   (1,667,765)  (6,899,407)
Net assets at beginning of period         20,444,351   28,487,187    77,506,131    7,512,954    7,158,565    8,509,172   42,104,093
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Net assets at end of period              $20,569,647  $49,923,331  $ 94,709,800  $ 6,504,889  $ 7,347,341  $ 6,841,407  $35,204,686
                                         ===========  ===========  ============  ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85%
   (1):
   Units sold                                      0            0             0            0            0            0            0
   Units redeemed                                  0            0          (171)           0            0            0            0
   Units transferred                               0            0             0            8            0            0            0
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                                     0            0          (171)           8            0            0            0
Beginning units                                3,497            0         1,375            0            0            0            0
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Ending units                                   3,497            0         1,204            8            0            0            0
                                         ===========  ===========  ============  ===========  ===========  ===========  ===========
Contracts with total expenses of 0.85%
   (2):
   Units sold                                408,004      453,832       523,155        8,371        6,278            0            0
   Units redeemed                           (178,331)     (99,690)     (376,619)      (2,601)      (9,986)           0            0
   Units transferred                         (95,112)   1,193,832       900,406        4,962        6,581            0            0
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                               134,561    1,547,974     1,046,942       10,732        2,873            0            0
Beginning units                              375,789    1,216,579     4,219,824       60,730       81,009            0            0
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Ending units                                 510,350    2,764,553     5,266,766       71,462       83,882            0            0
                                         ===========  ===========  ============  ===========  ===========  ===========  ===========
Contracts with total expenses of 1.10%:
   Units sold                                 42,040       28,306        36,687            0            0            0            0
   Units redeemed                            (17,411)      (3,002)      (27,345)      (8,194)         (13)           0            0
   Units transferred                         (37,222)      66,040       102,571        5,759        2,045            0            0
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                               (12,593)      91,344       111,913       (2,435)       2,032            0            0
Beginning units                               44,481      142,952       431,379        8,220        6,243            0            0
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Ending units                                  31,888      234,296       543,292        5,785        8,275            0            0
                                         ===========  ===========  ============  ===========  ===========  ===========  ===========
Contracts with total expenses of 1.25%:
   Units sold                                 11,548        5,245        23,862        3,549        4,340       12,161       25,567
   Units redeemed                           (353,965)    (117,860)     (190,319)    (122,394)     (69,741)    (169,872)    (917,780)
   Units transferred                         247,149      (21,477)       42,510        6,065      (71,117)     (31,635)    (133,463)
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                               (95,268)    (134,092)     (123,947)    (112,780)    (136,518)    (189,346)  (1,025,676)
Beginning units                            1,210,503      634,989       860,682      609,287      680,531      792,665    5,140,659
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Ending units                               1,115,235      500,897       736,735      496,507      544,013      603,319    4,114,983
                                         ===========  ===========  ============  ===========  ===========  ===========  ===========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                         Federated                               Goldman
                                          American      Global       Global       Sachs       Growth-        Growth      High-Yield
                                          Leaders        Bond       Equities    Research      Income     Opportunities      Bond
                                         Portfolio    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio     Portfolio
                                         (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)     (Class 1)     (Class 1)
                                        -----------  -----------  -----------  ----------  ------------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $    75,026  $  (104,371) $   (85,304) $   (8,934) $   (290,117)   $ (2,579)    $ 1,070,230
   Net realized gains (losses)              (11,047)     179,792   (1,383,493)      4,238    (3,885,367)     (8,788)       (133,650)
   Change in net unrealized
      appreciation (depreciation) of
      investments                           975,025      313,217    2,045,721      14,913     5,424,196      11,852         644,569
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
   Increase (decrease) in net assets
      from operations                     1,039,004      388,638      576,924      10,217     1,248,712         485       1,581,149
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
From capital transactions:
      Net proceeds from units sold        1,719,976      485,308       98,230      36,847       867,029      39,191         946,600
      Cost of units redeemed             (2,250,555)  (1,616,453)  (1,675,397)    (47,366)  (11,438,199)    (43,506)     (2,243,288)
      Annuity benefit payments                    0            0            0           0             0           0               0
      Net transfers                       2,169,385    1,401,658     (617,553)    348,596    (3,001,055)     32,524       2,421,609
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
   Increase (decrease) in net assets
      from capital transactions           1,638,806      270,513   (2,194,720)    338,077   (13,572,225)     28,209       1,124,921
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Increase (decrease) in net assets         2,677,810      659,151   (1,617,796)    348,294   (12,323,513)     28,694       2,706,070
Net assets at beginning of period        15,889,240    9,081,423   11,020,629     820,456    68,815,280     258,640      12,031,008
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Net assets at end of period             $18,567,050  $ 9,740,574  $ 9,402,833  $1,168,750  $ 56,491,767    $287,334     $14,737,078
                                        ===========  ===========  ===========  ==========  ============    ========     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85%
   (1):
   Units sold                                     0            0            0           0             0           0               0
   Units redeemed                                 0            0         (212)          0          (401)          0               0
   Units transferred                              0            0            0           0             0           0               0
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Increase (decrease) in units
   outstanding                                    0            0         (212)          0          (401)          0               0
Beginning units                                   0            0          212           0           663           0               0
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Ending units                                      0            0            0           0           262           0               0
                                        ===========  ===========  ===========  ==========  ============    ========     ===========
Contracts with total expenses of 0.85%
   (2):
   Units sold                               150,555       34,397          982       4,275        27,546       9,262          73,683
   Units redeemed                           (59,636)      (7,489)     (38,951)     (2,416)     (137,724)     (9,817)        (76,386)
   Units transferred                        199,599      103,882      (57,440)     46,975      (158,332)      9,061         195,892
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Increase (decrease) in units
   outstanding                              290,518      130,790      (95,409)     48,834      (268,510)      8,506         193,189
Beginning units                             833,201      141,130      388,668     117,350     1,520,053      54,926         587,922
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Ending units                              1,123,719      271,920      293,259     166,184     1,251,543      63,432         781,111
                                        ===========  ===========  ===========  ==========  ============    ========     ===========
Contracts with total expenses of
   1.10%:
   Units sold                                 7,292          389            0       1,375         1,487           0           2,184
   Units redeemed                            (3,722)        (127)           0      (4,860)      (10,391)          0            (913)
   Units transferred                         21,487       11,254           (1)      5,370         3,035      (1,530)          5,766
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Increase (decrease) in units
   outstanding                               25,057       11,516           (1)      1,885        (5,869)     (1,530)          7,037
Beginning units                              44,202       11,858        7,971      10,208        97,758       3,556          46,284
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Ending units                                 69,259       23,374        7,970      12,093        91,889       2,026          53,321
                                        ===========  ===========  ===========  ==========  ============    ========     ===========
Contracts with total expenses of
   1.25%:
   Units sold                                 4,367        3,024        5,513           0        22,329           0           4,121
   Units redeemed                           (94,146)     (88,477)     (84,959)          0      (375,713)          0         (78,088)
   Units transferred                         (9,814)      (2,079)     (12,624)          0       (62,481)          0           5,677
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Increase (decrease) in units
   outstanding                              (99,593)     (87,532)     (92,070)          0      (415,865)          0         (68,290)
Beginning units                             428,881      424,680      522,178           0     2,102,000           0         340,552
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Ending units                                329,288      337,148      430,108           0     1,686,135           0         272,262
                                        ===========  ===========  ===========  ==========  ============    ========     ===========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                                                       MFS
                                    International  International  Massachusetts                               Putnam
                                     Diversified       Growth       Investors     MFS Mid-     MFS Total     Growth:        Real
                                       Equities      and Income       Trust      Cap Growth     Return       Voyager       Estate
                                      Portfolio      Portfolio      Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                     (Class 1)(3)    (Class 1)      (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                    -------------  -------------  -------------  ----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)      $   53,213     $    23,614    $    (4,696)  $  (32,811) $  (526,066)  $  (309,575) $   138,014
   Net realized gains (losses)         (232,265)        247,353       (162,494)    (255,921)      33,598    (4,006,120)     575,831
   Change in net unrealized
      appreciation (depreciation)
      of investments                    772,069       1,359,370        747,007      188,672    5,865,886     3,685,641    1,704,155
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
   Increase (decrease) in net
      assets from operations            593,017       1,630,337        579,817     (100,060)   5,373,418      (630,054)   2,418,000
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
From capital transactions:
      Net proceeds from units sold      163,277         674,999         38,731      150,061    9,882,513     1,517,225      629,767
      Cost of units redeemed           (846,976)     (2,084,144)      (638,207)    (375,590)  (4,573,898)   (4,826,203)  (1,337,383)
      Annuity benefit payments                0               0              0            0            0             0            0
      Net transfers                     426,376       2,380,027       (770,503)     119,765   29,744,683     2,050,847    1,643,040
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                     (257,323)        970,882     (1,369,979)    (105,764)  35,053,298    (1,258,131)     935,424
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Increase (decrease) in net assets       335,694       2,601,219       (790,162)    (205,824)  40,426,716    (1,888,185)   3,353,424
Net assets at beginning of period     5,345,355      13,930,099      7,288,167    3,733,305   56,227,175    31,102,195    7,548,327
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Net assets at end of period          $5,681,049     $16,531,318    $ 6,498,005   $3,527,481  $96,653,891   $29,214,010  $10,901,751
                                     ==========     ===========    ===========   ==========  ===========   ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of
   0.85% (1):
   Units sold                                44               0              0            0            0             0            0
   Units redeemed                             0               0              0            0            0             0            0
   Units transferred                          0               0              0            0            0             0            0
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Increase (decrease) in units
   outstanding                               44               0              0            0            0             0            0
Beginning units                               0             750              0            0            0           174            8
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Ending units                                 44             750              0            0            0           174            8
                                     ==========     ===========    ===========   ==========  ===========   ===========  ===========
Contracts with total expenses of
   0.85% (2):
   Units sold                            10,707          44,005          2,216       19,773      689,888       205,730       18,646
   Units redeemed                       (39,157)        (56,727)       (65,488)     (46,114)    (322,299)      (98,000)      (8,889)
   Units transferred                     61,437         136,881        (70,368)      13,508    2,042,223       442,883       40,330
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Increase (decrease) in units
   outstanding                           32,987         124,159       (133,640)     (12,833)   2,409,812       550,613       50,087
Beginning units                         259,738         748,220        805,399      441,724    3,949,893     1,063,200      108,473
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Ending units                            292,725         872,379        671,759      428,891    6,359,705     1,613,813      158,560
                                     ==========     ===========    ===========   ==========  ===========   ===========  ===========
Contracts with total expenses of
   1.10%:
   Units sold                             3,008           3,967          2,451            0       45,400        12,185        2,163
   Units redeemed                             0          (3,597)        (8,209)      (1,167)     (15,100)       (2,324)        (337)
   Units transferred                        758             662        (22,893)       1,413      163,195        40,277        6,523
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Increase (decrease) in units
   outstanding                            3,766           1,032        (28,651)         246      193,495        50,138        8,349
Beginning units                          11,443          35,769         91,094       35,097      432,049        93,442        5,621
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Ending units                             15,209          36,801         62,443       35,343      625,544       143,580       13,970
                                     ==========     ===========    ===========   ==========  ===========   ===========  ===========
Contracts with total expenses of
   1.25%:
   Units sold                             7,296          16,893              0            0            0         7,129        7,757
   Units redeemed                       (57,522)       (117,917)             0            0            0      (247,761)     (58,532)
   Units transferred                      1,797          68,733              0            0            0       (61,472)      28,829
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Increase (decrease) in units
   outstanding                          (48,429)        (32,291)             0            0            0      (302,104)     (21,946)
Beginning units                         390,108         583,393              0            0            0     1,418,311      341,188
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Ending units                            341,679         551,102              0            0            0     1,116,207      319,242
                                     ==========     ===========    ===========   ==========  ===========   ===========  ===========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

(3)  For the period from October 4, 2004 (inception) to April 30, 2005

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                    Small Company    SunAmerica                 Telecom    Worldwide                   Emerging
                                        Value         Balanced    Technology    Utility   High Income    Comstock       Growth
                                      Portfolio      Portfolio     Portfolio   Portfolio   Portfolio     Portfolio    Portfolio
                                      (Class 1)      (Class 1)     (Class 1)   (Class 1)   (Class 1)    (Class II)    (Class II)
                                    -------------  -------------  ----------  ----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)      $  (122,372)  $    180,265    $ (2,394)  $  137,498  $  226,435   $    343,195  $  (56,950)
   Net realized gains (losses)           583,113     (3,306,941)    (27,705)    (374,219)    (91,718)     3,899,186      31,713
   Change in net unrealized
      appreciation (depreciation)
      of investments                     868,854      4,874,152      12,016      784,358     209,145      4,235,788      70,516
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
   Increase (decrease) in net
      assets from operations           1,329,595      1,747,476     (18,083)     547,637     343,862      8,478,169      45,279
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
From capital transactions:
      Net proceeds from units sold       257,132        696,597      13,775       25,471     469,270     21,289,649     860,562
      Cost of units redeemed          (1,666,934)   (10,285,933)     (5,742)    (668,478)   (867,446)    (4,871,831)   (594,712)
      Annuity benefit payments                 0              0           0            0           0              0           0
      Net transfers                      639,979     (1,663,666)     35,062       27,257   1,384,736     45,257,144   1,261,129
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                      (769,823)   (11,253,002)     43,095     (615,750)    986,560     61,674,962   1,526,979
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Increase (decrease) in net assets        559,772     (9,505,526)     25,012      (68,113)  1,330,422     70,153,131   1,572,258
Net assets at beginning of period      8,786,020     57,607,133     264,982    3,674,204   3,688,752     53,666,882   5,481,963
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Net assets at end of period          $ 9,345,792   $ 48,101,607    $289,994   $3,606,091  $5,019,174   $123,820,013  $7,054,221
                                     ===========   ============    ========   ==========  ==========   ============  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of
   0.85% (1):
   Units sold                                  0              0           0           44           0              0           0
   Units redeemed                              0           (207)          0            0           0              0           0
   Units transferred                           0              0           0            0           0              0           0
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Increase (decrease) in units
   outstanding                                 0           (207)          0           44           0              0           0
Beginning units                              427            837           0           15           0              0           0
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Ending units                                 427            630           0           59           0              0           0
                                     ===========   ============    ========   ==========  ==========   ============  ==========
Contracts with total expenses of
   0.85% (2):
   Units sold                                  0         54,370       6,779            4      35,302      1,714,056      89,427
   Units redeemed                              0        (64,021)     (2,706)      (5,591)    (17,330)      (390,905)    (55,478)
   Units transferred                           0         17,473      13,649        4,726      97,487      3,650,551     136,590
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Increase (decrease) in units
   outstanding                                 0          7,822      17,722         (861)    115,459      4,973,702     170,539
Beginning units                                0        530,846     108,335       40,778     126,343      4,509,831     568,055
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Ending units                                   0        538,668     126,057       39,917     241,802      9,483,533     738,594
                                     ===========   ============    ========   ==========  ==========   ============  ==========
Contracts with total expenses of
   1.10%:
   Units sold                                  0              0           0            0         348        131,536       9,836
   Units redeemed                              0         (5,061)       (111)           0      (5,427)       (31,974)    (13,058)
   Units transferred                           0          8,109       1,126          227       7,367        283,910       8,941
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Increase (decrease) in units
   outstanding                                 0          3,048       1,015          227       2,288        383,472       5,719
Beginning units                                0         27,544      13,639        4,149      14,716        462,772      76,046
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Ending units                                   0         30,592      14,654        4,376      17,004        846,244      81,765
                                     ===========   ============    ========   ==========  ==========   ============  ==========
Contracts with total expenses of
   1.25% :
   Units sold                             12,860         15,942           0        2,210       1,611              0           0
   Units redeemed                        (83,395)      (660,961)          0      (55,673)    (31,798)             0           0
   Units transferred                      32,278       (129,056)          0         (983)      5,554              0           0
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Increase (decrease) in units
   outstanding                           (38,257)      (774,075)          0      (54,446)    (24,633)             0           0
Beginning units                          494,691      3,723,491           0      330,953     118,994              0           0
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Ending units                             456,434      2,949,416           0      276,507      94,361              0           0
                                     ===========   ============    ========   ==========  ==========   ============  ==========

(1)  Offered in Polaris Plus product

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                                Growth       Growth                        Asset
                                              and Income   and Income   Mid-Cap Value   Allocation
                                              Portfolio     Portfolio     Portfolio        Fund
                                              (Class II)   (Class VC)     (Class VC)     (Class 2)
                                             -----------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   186,483  $     44,657   $  (277,450)  $  1,138,383
   Net realized gains (losses)                 2,073,384       782,049       859,510         20,285
   Change in net unrealized appreciation
      (depreciation) of investments            4,444,668     3,667,498     3,708,013      3,715,934
                                             -----------  ------------   -----------   ------------
   Increase (decrease) in net assets from
      operations                               6,704,535     4,494,204     4,290,073      4,874,602
                                             -----------  ------------   -----------   ------------
From capital transactions:
      Net proceeds from units sold            15,669,020    15,892,732    14,895,030     24,819,057
      Cost of units redeemed                  (3,064,973)   (4,488,083)   (2,834,761)    (5,961,979)
      Annuity benefit payments                         0             0             0              0
      Net transfers                           32,051,774    37,263,206    25,754,469     52,070,232
                                             -----------  ------------   -----------   ------------
   Increase (decrease) in net assets from
      capital transactions                    44,655,821    48,667,855    37,814,738     70,927,310
                                             -----------  ------------   -----------   ------------
Increase (decrease) in net assets             51,360,356    53,162,059    42,104,811     75,801,912
Net assets at beginning of period             36,998,962    48,589,564    28,866,718     59,677,489
                                             -----------  ------------   -----------   ------------
Net assets at end of period                  $88,359,318  $101,751,623   $70,971,529   $135,479,401
                                             ===========  ============   ===========   ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% (1):
   Units sold                                          0             0             0              0
   Units redeemed                                      0             0             0              0
   Units transferred                                   0             0             0              0
                                             -----------  ------------   -----------   ------------
Increase (decrease) in units outstanding               0             0             0              0
Beginning units                                        0             0             0              0
                                             -----------  ------------   -----------   ------------
Ending units                                           0             0             0              0
                                             ===========  ============   ===========   ============
Contracts with total expenses of 0.85% (2):
   Units sold                                  1,218,039     1,351,530     1,178,524      1,828,263
   Units redeemed                               (226,126)     (350,966)     (213,895)      (410,582)
   Units transferred                           2,471,098     3,123,054     1,967,314      3,706,981
                                             -----------  ------------   -----------   ------------
Increase (decrease) in units outstanding       3,463,011     4,123,618     2,931,943      5,124,662
Beginning units                                2,967,167     4,090,198     2,311,323      4,341,675
                                             -----------  ------------   -----------   ------------
Ending units                                   6,430,178     8,213,816     5,243,266      9,466,337
                                             ===========  ============   ===========   ============
Contracts with total expenses of 1.10%:
   Units sold                                     91,448        79,559        65,902         89,345
   Units redeemed                                (27,902)      (49,242)      (21,806)       (46,734)
   Units transferred                             198,598       233,885       182,661        314,974
                                             -----------  ------------   -----------   ------------
Increase (decrease) in units outstanding         262,144       264,202       226,757        357,585
Beginning units                                  313,207       472,794       287,550        457,726
                                             -----------  ------------   -----------   ------------
Ending units                                     575,351       736,996       514,307        815,311
                                             ===========  ============   ===========   ============
Contracts with total expenses of 1.25% :
   Units sold                                          0             0             0              0
   Units redeemed                                      0             0             0              0
   Units transferred                                   0             0             0              0
                                             -----------  ------------   -----------   ------------
Increase (decrease) in units outstanding               0             0             0              0
Beginning units                                        0             0             0              0
                                             -----------  ------------   -----------   ------------
Ending units                                           0             0             0              0
                                             ===========  ============   ===========   ============

                                                Global                     Growth-
                                                Growth       Growth        Income
                                                 Fund         Fund          Fund
                                              (Class 2)     (Class 2)     (Class 2)
                                             -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (313,646) $   (615,497) $     61,652
   Net realized gains (losses)                     8,931        29,267        55,989
   Change in net unrealized appreciation
      (depreciation) of investments            3,457,953     5,248,445     4,273,491
                                             -----------  ------------  ------------
   Increase (decrease) in net assets from
      operations                               3,153,238     4,662,215     4,391,132
                                             -----------  ------------  ------------
From capital transactions:
      Net proceeds from units sold            17,691,675    24,559,123    43,691,075
      Cost of units redeemed                  (2,451,140)   (5,009,461)   (9,715,249)
      Annuity benefit payments                         0             0             0
      Net transfers                           33,471,734    42,607,569    79,440,990
                                             -----------  ------------  ------------
   Increase (decrease) in net assets from
      capital transactions                    48,712,269    62,157,231   113,416,816
                                             -----------  ------------  ------------
Increase (decrease) in net assets             51,865,507    66,819,446   117,807,948
Net assets at beginning of period             26,782,854    52,716,825    98,164,575
                                             -----------  ------------  ------------
Net assets at end of period                  $78,648,361  $119,536,271  $215,972,523
                                             ===========  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% (1):
   Units sold                                          0             0             0
   Units redeemed                                      0             0             0
   Units transferred                                   0             0             0
                                             -----------  ------------  ------------
Increase (decrease) in units outstanding               0             0             0
Beginning units                                        0             0             0
                                             -----------  ------------  ------------
Ending units                                           0             0             0
                                             ===========  ============  ============
Contracts with total expenses of 0.85% (2):
   Units sold                                  1,091,019     1,532,159     2,811,271
   Units redeemed                               (136,047)     (280,341)     (590,123)
   Units transferred                           2,023,672     2,536,349     4,933,681
                                             -----------  ------------  ------------
Increase (decrease) in units outstanding       2,978,644     3,788,167     7,154,829
Beginning units                                1,616,933     3,076,002     6,182,253
                                             -----------  ------------  ------------
Ending units                                   4,595,577     6,864,169    13,337,082
                                             ===========  ============  ============
Contracts with total expenses of 1.10%:
   Units sold                                     53,135        64,065       133,618
   Units redeemed                                (21,283)      (41,047)      (59,461)
   Units transferred                             133,583       224,966       418,369
                                             -----------  ------------  ------------
Increase (decrease) in units outstanding         165,435       247,984       492,526
Beginning units                                  189,446       439,457       642,993
                                             -----------  ------------  ------------
Ending units                                     354,881       687,441     1,135,519
                                             ===========  ============  ============
Contracts with total expenses of 1.25% :
   Units sold                                          0             0             0
   Units redeemed                                      0             0             0
   Units transferred                                   0             0             0
                                             -----------  ------------  ------------
Increase (decrease) in units outstanding               0             0             0
Beginning units                                        0             0             0
                                             -----------  ------------  ------------
Ending units                                           0             0             0
                                             ===========  ============  ============

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Variable Annuity Account Seven of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company, (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts. The Separate Account offers the following products: Polaris Plus, Polaris II Asset Manager, and Polaris II A-Class.

     The Separate Account is composed of a total of forty-two variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of (1) one of the four currently available investment portfolios of Anchor Series Trust ("Anchor Trust"), (2) one of the twenty-nine currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"), (3) one of the three currently available investment portfolios of Van Kampen Life Investment Trust ("Van Kampen Trust"), (4) one of the two currently available investment portfolios of Lord Abbett Series Fund, Inc. ("Lord Abbett Fund"), or (5) one of the four currently available investment portfolios of American Fund Insurance Series ("American Series"). The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the Lord Abbett Fund and the American Series (collectively referred to as the "Trusts") are diversified open-ended investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The Anchor and SunAmerica Trusts are affiliated investment companies. The participant may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the forty-two Variable Accounts and do not include balances allocated to the General Account.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

     At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company.

     Annuity reserves are calculated according to the Annuity 2000 Mortality Table, the 1971 Individual Annuity Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     WITHDRAWAL CHARGE: The Polaris Plus contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 6% of any amount withdrawn that exceed the free withdrawal amount and are recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis as a percentage of the net asset value. The total annual rate of the net asset value of each portfolio, depending on the benefit options elected for each product, is as follows: Polaris Plus, 0.70% or 1.10%, and Polaris II Asset Manager and Polaris II A-Class, 0.70% or 0.95%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

     DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the excess cost.

     TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Plus, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is either 0.15% or 0.30% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

     SALES CHARGE: For the Polaris II A-Class product, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge ranges from 0.50% to 5.75% of the gross purchase payment invested, depending on the investment amount, and is paid to the Company. The net proceeds from units sold are recorded in the accompanying Statement of Changes in Net Assets.

     PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range from 0% to 3.5%. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended April 30, 2006 consist of the following:

                                                         Cost of Shares   Proceeds from
Variable Accounts                                           Acquired       Shares Sold
-----------------                                        --------------   -------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                       $ 2,664,637     $ 3,538,306
Capital Appreciation Portfolio (Class1)                     22,894,968       8,296,038
Government and Quality Bond Portfolio (Class 1)             21,907,206      10,548,322
Growth Portfolio (Class 1)                                  19,391,017       5,522,096

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4. PURCHASES AND SALES OF INVESTMENTS (continued)


                                                         Cost of Shares   Proceeds from
Variable Accounts                                           Acquired       Shares Sold
-----------------                                        --------------   -------------
SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                      $ 1,240,135     $ 3,663,842
Alliance Growth Portfolio (Class 1)                            956,744      18,023,273
Blue Chip Growth Portfolio (Class 1)                           357,428         242,538
Cash Management Portfolio (Class 1)                         20,611,415      22,523,982
Corporate Bond Portfolio (Class 1)                          30,122,783       3,582,724
Davis Venture Value Portfolio (Class 1)                     23,535,202       7,688,480
"Dogs" of Wall Street Portfolio (Class 1)                      464,520       1,762,180
Emerging Markets Portfolio (Class 1)                         7,057,566       4,171,119
Equity Income Portfolio (Class 1)                              380,852       2,425,899
Equity Index Portfolio (Class 1)                               690,566      10,286,176
Federated American Leaders Portfolio (Class 1)               3,976,001       2,864,259
Global Bond Portfolio (Class 1)                              3,942,326       2,689,064
Global Equities Portfolio (Class 1)                          1,272,403       2,423,996
Goldman Sachs Research Portfolio (Class 1)                     660,255         165,717
Growth-Income Portfolio (Class 1)                            1,497,898      15,303,753
Growth Opportunities Portfolio (Class 1)                       772,967         113,894
High-Yield Bond Portfolio (Class 1)                          5,088,715       3,398,918
International Diversified Equities Portfolio (Class 1)       2,326,724       1,536,417
International Growth and Income Portfolio (Class 1)          5,961,775       4,017,078
MFS Massachusetts Investors Trust Portfolio (Class 1)          466,344       1,269,888
MFS Mid-Cap Growth Portfolio (Class 1)                         615,132         658,206
MFS Total Return Portfolio (Class 1)                        53,366,472       1,661,721
Putnam Growth: Voyager Portfolio (Class 1)                   1,285,077       7,117,669
Real Estate Portfolio (Class 1)                              5,835,704       2,546,200
Small Company Value Portfolio (Class 1)                      1,501,694       2,725,761
SunAmerica Balanced Portfolio (Class 1)                      1,967,491      13,169,235
Technology Portfolio (Class 1)                                 284,777         220,997
Telecom Utility Portfolio (Class 1)                            535,821       1,326,839
Worldwide High Income Portfolio (Class 1)                    2,384,784         941,917

VAN KAMPEN TRUST:
Comstock Portfolio (Class II)                              $78,595,595     $ 1,618,173
Emerging Growth Portfolio (Class II)                         1,666,383         992,665
Growth and Income Portfolio (Class II)                      66,927,020         852,636

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                         Cost of Shares   Proceeds from
Variable Accounts                                           Acquired       Shares Sold
-----------------                                        --------------   -------------
LORD ABBETT FUND:
Growth and Income Portfolio (Class VC)                     $47,085,670      $2,023,337
Mid-Cap Value Portfolio (Class VC)                          52,004,792         705,393

AMERICAN SERIES:
Asset Allocation Fund (Class 2)                            $58,305,322      $2,186,643
Global Growth Fund (Class 2)                                61,130,066         933,163
Growth Fund (Class 2)                                       57,283,682       1,859,775
Growth-Income Fund (Class 2)                                91,397,612       1,565,227

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES

     A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended April 30, 2006, 2005, 2004, 2003 and 2002 follows:

                     At April 30                                 For the Year Ended April 30
----------------------------------------------------   -----------------------------------------------
                      Unit Fair Value                   Expense Ratio   Investment      Total Return
                         Lowest to        Net Assets       Lowest         Income         Lowest to
   Year     Units     Highest ($) (6)        ($)       to Highest (1)    Ratio (2)      Highest (3)
   ----   ---------   ---------------    -----------   --------------   ----------   -----------------
Asset Allocation Portfolio (Class 1)
   2006     949,755   13.94 to 24.40(7)   17,818,596   0.85% to 1.25%      2.99%        9.93% to 10.37%(8)
   2005     971,032   11.78 to 22.20(7)   17,336,407   0.85% to 1.25%      2.73%         5.86% to 6.28%
   2004     999,662   11.08 to 20.97(7)   17,626,445   0.85% to 1.25%      3.34%       18.44% to 18.91%
   2003     842,182    9.27 to 17.70      12,636,500   0.85% to 1.25%      3.89%       -3.43% to -3.05%
   2002     871,609    9.59 to 18.33      13,635,471   0.85% to 1.25%      3.34%       -4.01% to -3.63%

Capital Appreciation Portfolio (Class 1)
   2006   7,778,119   13.61 to 43.03(7)  122,002,595   0.85% to 1.25%      0.27%       25.96% to 26.47%
   2005   6,202,015   10.76 to 34.16(7)   83,487,910   0.85% to 1.25%      0.00%         0.37% to 0.78%
   2004   4,540,534   10.68 to 34.03(7)   68,288,994   0.85% to 1.25%      0.00%       22.49% to 23.00%
   2003   3,312,355    6.42 to 27.78      45,411,415   0.85% to 1.25%      0.00%     -12.32% to -11.97%
   2002   3,065,679    7.30 to 31.69      50,711,970   0.85% to 1.25%      0.25%     -15.26% to -14.92%

Government and Quality Bond Portfolio (Class 1)
   2006   5,852,159   13.20 to 17.18(7)   83,089,300   0.85% to 1.25%      3.77%       -1.00% to -0.60%
   2005   5,005,538   13.28 to 17.35(7)   74,583,311   0.85% to 1.25%      4.64%         3.27% to 3.69%
   2004   4,538,622   12.81 to 16.80(7)   68,841,287   0.85% to 1.25%      4.04%        -0.18% to 0.22%
   2003   4,435,309   12.25 to 16.83      69,894,786   0.85% to 1.25%      3.39%         7.20% to 7.63%
   2002   3,705,363   11.38 to 15.70      56,444,402   0.85% to 1.25%      4.34%         5.79% to 6.22%

Growth Portfolio (Class 1)
   2006   5,763,643   11.97 to 33.32(7)   79,074,823   0.85% to 1.25%      0.82%        17.64 to 18.11%
   2005   4,488,033   10.13 to 28.33(7)   56,478,498   0.85% to 1.25%      0.53%         5.42% to 5.85%
   2004   3,178,645    9.57 to 26.87(7)   43,263,936   0.85% to 1.25%      0.47%       24.05% to 24.56%
   2003   2,185,613    6.55 to 21.66      27,512,769   0.85% to 1.25%      0.41%     -15.55% to -15.22%
   2002   1,992,150    7.73 to 25.65      31,805,872   0.85% to 1.25%      0.14%     -11.97% to -11.61%

Aggressive Growth Portfolio (Class 1)
   2006     779,379   10.50 to 17.41(7)   11,882,825   0.85% to 1.25%      0.00%       22.91% to 23.40%
   2005     904,750    8.51 to 14.17(7)   11,620,263   0.85% to 1.25%      0.00%        9.63% to 10.06%(8)
   2004     983,125    7.73 to 12.92(7)   11,702,361   0.85% to 1.25%      0.00%       22.07% to 22.56%
   2003     961,812    4.13 to 10.59       9,544,290   0.85% to 1.25%      0.24%     -18.98% to -18.65%
   2002   1,103,249    5.08 to 13.07      13,297,839   0.85% to 1.25%      0.42%     -24.04% to -23.73%

Alliance Growth Portfolio (Class 1)
   2006   2,713,134    8.32 to 34.46(7)   59,181,349   0.85% to 1.25%      0.38%       27.10% to 27.61%
   2005   3,450,927    6.52 to 27.12(7)   60,549,487   0.85% to 1.25%      0.33%         1.04% to 1.45%(8)
   2004   4,391,660    6.43 to 26.84(7)   75,292,292   0.85% to 1.25%      0.25%       11.80% to 12.25%
   2003   4,857,901    4.77 to 24.00      72,130,071   0.85% to 1.25%      0.30%     -16.24% to -15.90%
   2002   5,535,320    5.67 to 28.66      97,221,210   0.85% to 1.25%      0.00%     -20.20% to -19.88%

Blue Chip Growth Portfolio (Class 1)
   2006     288,625     5.81 to 5.88       1,696,323   0.85% to 1.10%      0.56%       10.92% to 11.20%
   2005     268,342     5.24 to 5.29       1,418,582   0.85% to 1.10%      0.16%       -1.71% to -1.46%
   2004     201,429     5.33 to 5.37       1,080,772   0.85% to 1.10%      0.16%       16.36% to 16.65%
   2003     165,075     4.58 to 4.60         759,737   0.85% to 1.10%      0.26%     -18.61% to -18.39%
   2002     120,407     5.62 to 5.64         679,101   0.85% to 1.10%      0.06%     -20.83% to -20.64%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                         At April 30                          For the Year Ended April 30
         ------------------------------------------  ---------------------------------------------
                    Unit Fair Value                   Expense Ratio  Investment     Total Return
                       Lowest to         Net Assets      Lowest        Income        Lowest to
   Year    Units    Highest ($) (6)         ($)      to Highest (1)   Ratio (2)     Highest (3)
   ----  ---------  ---------------     -----------  --------------  ----------  -----------------
Cash Management Portfolio (Class 1)
   2006  1,566,098  11.23 to 13.37 (7)   19,153,946  0.85% to 1.25%     0.86%        2.15% to 2.56%
   2005  1,660,970  10.94 to 13.09 (7)   20,569,647  0.85% to 1.25%     0.77%        0.09% to 0.49%
   2004  1,634,270  10.89 to 13.08 (7)   20,444,351  0.85% to 1.25%     2.09%      -0.69% to -0.29%
   2003  1,922,742  10.54 to 13.17       24,491,587  0.85% to 1.25%     3.63%       -0.11% to 0.29%
   2002  2,019,793  10.51 to 13.18       26,214,963  0.85% to 1.25%     3.98%        1.33% to 1.75%

Corporate Bond Portfolio (Class 1)
   2006  5,268,308  14.03 to 17.48 (7)   75,119,224  0.85% to 1.25%     4.39%        1.40% to 1.81%
   2005  3,499,746  13.78 to 17.23 (7)   49,923,331  0.85% to 1.25%     4.75%        3.86% to 4.28%
   2004  1,994,520  13.21 to 16.59 (7)   28,487,187  0.85% to 1.25%     5.35%        6.12% to 6.55%
   2003  1,170,704  12.33 to 15.64       16,712,027  0.85% to 1.25%     5.94%        8.90% to 9.34%
   2002    934,852  10.52 to 14.36       12,670,300  0.85% to 1.25%     5.50%        5.20% to 5.62%

Davis Venture Value Portfolio (Class 1)
   2006  7,926,993  14.34 to 36.64 (7)  127,172,101  0.85% to 1.25%     0.96%      16.03% to 16.50%
   2005  6,547,997  12.31 to 31.58 (7)   94,709,800  0.85% to 1.25%     0.85%        8.59% to 9.02% (8)
   2004  5,513,260  11.29 to 29.08 (7)   77,506,131  0.85% to 1.25%     0.77%      30.20% to 30.72%
   2003  4,665,711   7.87 to 22.34       51,742,583  0.85% to 1.25%     0.65%    -13.03% to -12.68%
   2002  4,325,979   9.02 to 25.68       56,606,074  0.85% to 1.25%     0.49%      -8.93% to -8.57%

"Dogs" of Wall Street Portfolio (Class 1)
   2006    449,685  11.75 to 13.61        5,417,029  0.85% to 1.25%     2.52%        5.77% to 6.19%
   2005    573,762  11.11 to 12.82        6,504,889  0.85% to 1.25%     2.44%        1.80% to 2.20% (8)
   2004    678,245  10.91 to 12.54        7,512,954  0.85% to 1.25%     2.52%      24.60% to 25.10% (8)
   2003    733,143   8.76 to 10.02        6,528,585  0.85% to 1.25%     1.90%    -13.94% to -13.59%
   2002    727,879  10.18 to 11.60        7,507,418  0.85% to 1.25%     2.16%        7.85% to 8.29%

Emerging Markets Portfolio (Class 1)
   2006    814,147  18.30 to 22.33       15,776,403  0.85% to 1.25%     0.28%      63.38% to 64.03%
   2005    636,170  11.20 to 13.61        7,347,341  0.85% to 1.25%     1.01%      23.01% to 23.50%
   2004    767,783   9.11 to 11.02        7,158,565  0.85% to 1.25%     0.00%      49.25% to 49.84%
   2003    632,213   6.10 to 7.35         3,999,291  0.85% to 1.25%     0.29%    -17.16% to -16.84%
   2002    739,403   7.37 to 10.01        5,654,737  0.85% to 1.25%     0.28%        9.27% to 9.76%

Equity Income Portfolio (Class 1)
   2006    427,496  12.86 to 12.94        5,499,195  0.85% to 1.25%     1.73%       8.62% to 13.44% (8)
   2005    603,319           11.34        6,841,407           1.25%     1.33%                 5.63%
   2004    792,665           10.73        8,509,172           1.25%     1.53%                19.71%
   2003    758,827            8.97        6,804,963           1.25%     2.03%               -14.39%
   2002    790,453  10.38 to 10.48        8,280,359  0.85% to 1.25%     1.67%      -4.39% to -4.01%

Equity Index Portfolio (Class 1)
   2006  3,059,876           9.71        29,704,711           1.25%     1.60%                 13.47%
   2005  4,114,983           8.56        35,204,686           1.25%     1.10%                  4.45%
   2004  5,140,659           8.19        42,104,093           1.25%     1.01%                 20.56%
   2003  5,344,702           6.79        36,310,699           1.25%     1.07%                -14.70%
   2002  5,913,603   7.20 to 7.97        47,100,945  0.85% to 1.25%     0.81%     -14.14% to -13.81%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At April 30                          For the Year Ended April 30
         -----------------------------------------  ---------------------------------------------
                    Unit Fair Value                 Expense Ratio   Investment     Total Return
                       Lowest to        Net Assets      Lowest        Income        Lowest to
   Year    Units    Highest ($) (6)        ($)      to Highest (1)   Ratio (2)     Highest (3)
   ----  ---------  ---------------     ----------  --------------  ----------  -----------------
Federated American Leaders (Class 1)
   2006  1,671,136  12.09 to 19.24 (7)  21,804,571  0.85% to 1.25%     1.55%      11.45% to 11.90%
   2005  1,522,266  10.81 to 17.26 (7)  18,567,050  0.85% to 1.25%     1.42%        6.00% to 6.43%
   2004  1,306,284  10.15 to 16.29 (7)  15,889,240  0.85% to 1.25%     1.43%      23.31% to 23.81%
   2003  1,047,833   8.16 to 13.21      10,910,210  0.85% to 1.25%     1.16%    -17.15% to -16.81%
   2002    968,846   9.83 to 15.94      12,456,497  0.85% to 1.25%     1.27%      -8.03% to -7.67%

Global Bond Portfolio (Class 1)
   2006    737,348  13.18 to 18.12 (7)  10,985,195  0.85% to 1.25%     3.23%        2.47% to 2.88% (8)
   2005    632,442  12.81 to 17.68 (7)   9,740,574  0.85% to 1.25%     0.00%        4.17% to 4.59%
   2004    577,668  12.25 to 16.98 (7)   9,081,423  0.85% to 1.25%     0.00%        0.75% to 1.16%
   2003    557,751  12.04 to 16.85       9,012,858  0.85% to 1.25%     1.64%        6.63% to 7.06%
   2002    560,409  10.76 to 15.80       8,628,048  0.85% to 1.25%     9.06%        2.24% to 2.69%

Global Equities Portfolio (Class 1)
   2006    703,263   9.91 to 22.43 (7)  11,363,594  0.85% to 1.25%     0.26%      34.21% to 34.75%
   2005    731,337   7.35 to 16.71 (7)   9,402,833  0.85% to 1.25%     0.32%        5.56% to 5.98% (8)
   2004    919,029   6.94 to 15.83 (7)  11,020,629  0.85% to 1.25%     0.25%      20.36% to 20.84%
   2003  1,037,728   5.71 to 13.16      10,038,817  0.85% to 1.25%     0.00%    -19.14% to -18.82%
   2002  1,238,372   7.05 to 16.27      14,260,497  0.85% to 1.25%     0.10%    -18.59% to -18.26%

Goldman Sachs Research Portfolio (Class 1)
   2006    248,835   7.58 to 7.68        1,909,317  0.85% to 1.10%     0.45%      16.75% to 17.04%
   2005    178,277   6.49 to 6.56        1,168,750  0.85% to 1.10%     0.00%        1.68% to 1.93%
   2004    127,558   6.39 to 6.44          820,456  0.85% to 1.10%     0.00%      22.42% to 22.73%
   2003     86,857   5.22 to 5.24          455,203  0.85% to 1.10%     0.00%    -14.09% to -13.87%
   2002     87,811   6.07 to 6.09          534,501  0.85% to 1.10%     0.00%    -30.33% to -30.14%

Growth-Income Portfolio (Class 1)
   2006  2,508,957   9.99 to 31.22 (7)  51,800,247  0.85% to 1.25%     0.56%      16.84% to 17.30%
   2005  3,029,829   8.51 to 26.72 (7)  56,491,767  0.85% to 1.25%     0.72%        1.56% to 1.97%
   2004  3,720,474   8.35 to 26.31 (7)  68,815,280  0.85% to 1.25%     0.93%      19.14% to 19.62%
   2003  4,056,149   6.41 to 22.09      61,581,722  0.85% to 1.25%     0.96%    -14.11% to -13.76%
   2002  4,836,055   7.43 to 25.71      81,959,764  0.85% to 1.25%     0.78%    -15.27% to -14.92%

Growth Opportunities Portfolio (Class 1)
   2006    183,198    6.01 to 6.28       1,104,632  0.85% to 1.10%     0.00%      36.75% to 37.11%
   2005     65,458    4.38 to 4.60         287,334  0.85% to 1.10%     0.00%      -0.83% to -0.59%
   2004     58,482    4.41 to 4.63         258,640  0.85% to 1.10%     0.00%      20.89% to 21.23%
   2003     48,330    3.64 to 3.83         175,830  0.85% to 1.10%     0.00%    -27.41% to -26.86%
   2002     75,698    5.01 to 5.24         379,270  0.85% to 1.10%     0.01%     -27.11 to -26.93%

High-Yield Bond Portfolio (Class 1)
   2006  1,158,420  14.36 to 19.92 (7)  17,292,845  0.85% to 1.25%     9.75%      15.09% to 15.55% (8)
   2005  1,106,694  12.02 to 17.31 (7)  14,737,078  0.85% to 1.25%     8.64%      12.08% to 12.53% (8)
   2004    974,758  10.68 to 15.44 (7)  12,031,008  0.85% to 1.25%     6.43%      18.15% to 18.62%
   2003    638,229   8.97 to 13.07       7,178,636  0.85% to 1.25%    14.87%        2.57% to 2.98%
   2002    556,317   8.73 to 12.74       6,337,878  0.85% to 1.25%    13.39%      -6.34% to -5.95%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                         At April 30                           For the Year Ended April 30
         ------------------------------------------  ----------------------------------------------
                      Unit Fair Value                 Expense Ratio  Investment     Total Return
                        Lowest to        Net Assets     Lowest         Income        Lowest to
   Year     Units     Highest ($) (6)       ($)      to Highest (1)   Ratio (2)      Highest (3)
   ----  ----------  -----------------  -----------  --------------  ----------  ------------------
International Diversified Equities Portfolio (Class 1)
   2006     749,276  13.93 to 14.80 (7)   8,378,646  0.85% to 1.25%     1.44%       33.28% to 33.81% (8)
   2005     649,657  10.45 to 11.07 (7)   5,681,049  0.85% to 1.25%     2.04%     7.55%(9) to 10.90% (8)
   2004     661,289    6.16 to 9.42 (7)   5,345,355  0.85% to 1.25%     4.03%       32.11% to 32.64%
   2003     584,446    4.62 to 7.13       3,655,991  0.85% to 1.25%     0.00%     -30.32% to -30.04%
   2002     616,557   6.61 to 10.24       5,524,611  0.85% to 1.25%     0.00%     -16.98% to -16.64%

International Growth and Income Portfolio (Class 1)
   2006   1,624,150  13.87 to 17.68 (7)  24,427,654  0.85% to 1.25%     0.81%       34.94% to 35.48%
   2005   1,461,032  10.24 to 13.10 (7)  16,531,318  0.85% to 1.25%     1.18%       12.29% to 12.74% (8)
   2004   1,368,132   9.08 to 11.67 (7)  13,930,099  0.85% to 1.25%     1.31%       36.02% to 36.57%
   2003   1,447,371    5.97 to 8.58      10,734,722  0.85% to 1.25%     0.61%     -22.08% to -21.76%
   2002   1,529,262   7.63 to 11.01      14,502,139  0.85% to 1.25%     0.31%     -12.90% to -12.55%

MFS Massachusetts Investors Trust Portfolio (Class 1)
   2006     651,510     10.18 to 10.31    6,711,198  0.85% to 1.10%     0.76%       16.12% to 16.41%
   2005     734,202       8.77 to 8.86    6,498,005  0.85% to 1.10%     0.81%         8.60% to 8.88%
   2004     896,493       8.07 to 8.14    7,288,167  0.85% to 1.10%     0.80%       15.30% to 15.59%
   2003     992,326       7.00 to 7.04    6,981,443  0.85% to 1.10%     0.91%     -14.63% to -14.42%
   2002   1,038,423       8.20 to 8.22    8,539,104  0.85% to 1.10%     0.59%     -15.74% to -15.53%

MFS Mid-Cap Growth Portfolio (Class 1)
   2006     462,785       9.15 to 9.27    4,286,330  0.85% to 1.10%     0.00%       21.60% to 21.90%
   2005     464,234       7.53 to 7.60    3,527,481  0.85% to 1.10%     0.00%       -3.17% to -2.93%
   2004     476,821       7.77 to 7.83    3,733,305  0.85% to 1.10%     0.00%       32.81% to 33.15%
   2003     482,982       5.85 to 5.88    2,840,743  0.85% to 1.10%     0.00%     -29.02% to -28.84%
   2002     468,320       8.24 to 8.27    3,871,747  0.85% to 1.10%     0.00%     -37.49% to -37.32%

MFS Total Return Portfolio (Class 1)
   2006  10,086,264     14.70 to 14.90  150,133,917  0.85% to 1.10%     2.06%         7.31% to 7.57%
   2005   6,985,249     13.70 to 13.85   96,653,891  0.85% to 1.10%     0.18%         7.58% to 7.85%
   2004   4,381,942     12.74 to 12.84   56,227,175  0.85% to 1.10%     4.00%       13.47% to 13.75%
   2003   2,609,969     11.23 to 11.29   29,450,456  0.85% to 1.10%     1.79%       -5.04% to -4.80%
   2002   1,469,115     11.82 to 11.86   17,418,122  0.85% to 1.10%     1.59%         0.33% to 0.59%

Putnam Growth: Voyager Portfolio (Class 1)
   2006   2,549,419   7.24 to 19.01 (7)  28,011,037  0.85% to 1.25%     0.61%       15.98% to 16.45%
   2005   2,873,774   6.22 to 16.39 (7)  29,214,010  0.85% to 1.25%     0.13%       -2.23% to -1.84% (8)
   2004   2,575,127   6.33 to 16.77 (7)  31,102,195  0.85% to 1.25%     0.25%       15.09% to 15.56%
   2003   2,441,491   5.05 to 14.57      27,931,800  0.85% to 1.25%     0.20%     -16.94% to -16.60%
   2002   2,811,912   6.06 to 17.54      38,564,294  0.85% to 1.25%     0.00%     -21.93% to -21.61%

Real Estate Portfolio (Class 1)
   2006     561,998     26.91 to 31.92   16,598,621  0.85% to 1.25%     1.81%       29.08% to 29.59%
   2005     491,780     20.85 to 24.63   10,901,751  0.85% to 1.25%     2.52%       31.30% to 31.83% (8)
   2004     455,290     15.88 to 18.68    7,548,327  0.85% to 1.25%     2.34%       25.05% to 25.56% (8)
   2003     414,863     12.70 to 14.88    5,468,503  0.85% to 1.25%     2.55%         3.52% to 3.94%
   2002     340,849     12.27 to 14.32    4,325,632  0.85% to 1.25%     2.83%       12.98% to 13.44%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                         At April 30                           For the Year Ended April 30
         ------------------------------------------  ----------------------------------------------
                      Unit Fair Value                 Expense Ratio  Investment     Total Return
                        Lowest to        Net Assets     Lowest         Income        Lowest to
   Year     Units     Highest ($) (6)       ($)      to Highest (1)   Ratio (2)      Highest (3)
   ----  ----------  -----------------  -----------  --------------  ----------  ------------------
Small Company Portfolio (Class 1)
   2006     384,470     19.23 to 27.19   10,450,373  0.85% to 1.25%     6.09%       32.88% to 33.41%
   2005     456,861     14.41 to 20.46    9,345,792  0.85% to 1.25%     0.00%       15.28% to 15.74%
   2004     495,118     12.45 to 17.75    8,786,020  0.85% to 1.25%     0.00%       34.71% to 35.25%
   2003     458,325      9.21 to 13.18    6,037,265  0.85% to 1.25%     0.00%     -20.75% to -20.45%
   2002     459,017     11.57 to 16.63    7,626,802  0.85% to 1.25%     0.00%       14.49% to 14.96%

SunAmerica Balanced Portfolio (Class 1)
   2006   2,737,772   9.10 to 15.66 (7)  39,283,815  0.85% to 1.25%     2.52%         6.73% to 7.15%
   2005   3,519,306   8.49 to 14.67 (7)  48,101,607  0.85% to 1.25%     1.56%         3.02% to 3.44% (8)
   2004   4,282,718   8.21 to 14.24 (7)  57,607,133  0.85% to 1.25%     2.24%        9.90% to 10.35%
   2003   4,597,911   6.43 to 12.96      56,393,035  0.85% to 1.25%     3.07%       -9.38% to -9.02%
   2002   5,247,157   7.06 to 14.30      71,012,625  0.85% to 1.25%     2.20%     -12.80% to -12.45%

Technology Portfolio (Class 1)
   2006     170,038       2.38 to 2.41      409,580  0.85% to 1.10%     0.00%       16.64% to 16.93%
   2005     140,711       2.04 to 2.06      289,994  0.85% to 1.10%     0.00%       -5.35% to -5.11%
   2004     121,974       2.16 to 2.17      264,982  0.85% to 1.10%     0.00%       19.47% to 19.77%
   2003      66,761       1.81 to 1.82      121,123  0.85% to 1.10%     0.00%     -27.75% to -27.59%
   2002      49,194       2.50 to 2.51      123,314  0.85% to 1.10%     0.00%     -42.89% to -42.70%

Telecom Utility Portfolio (Class 1)
   2006     247,300   9.56 to 12.98 (7)   3,055,430  0.85% to 1.25%     4.30%       10.50% to 11.25%
   2005     320,859   8.08 to 11.75 (7)   3,606,091  0.85% to 1.25%     4.90%       15.64% to 16.47% (8)
   2004     375,895   7.37 to 10.16 (7)   3,674,204  0.85% to 1.25%     6.05%       14.63% to 15.08% (8)
   2003     423,820    6.02 to 8.86       3,570,779  0.85% to 1.25%    10.91%     -17.74% to -17.41%
   2002     501,860   7.31 to 10.77       5,128,284  0.85% to 1.25%     3.44%     -21.36% to -20.48%

Worldwide High Income Portfolio (Class 1)
   2006     437,925  13.89 to 20.62 (7)   6,610,256  0.85% to 1.25%     7.77%       10.07% to 10.51%
   2005     353,167  12.57 to 18.74 (7)   5,019,174  0.85% to 1.25%     6.07%         8.28% to 8.72%
   2004     260,053  11.56 to 17.30 (7)   3,688,752  0.85% to 1.25%     7.56%        9.98% to 10.43%
   2003     185,292  10.42 to 15.73       2,548,697  0.85% to 1.25%    13.83%         7.13% to 7.56%
   2002     166,212   9.71 to 14.68       2,214,342  0.85% to 1.25%    13.23%        -0.40% to 0.00%

Comstock Portfolio (Class II)
   2006  15,477,003     13.21 to 13.36  206,564,506  0.85% to 1.10%     1.49%       11.07% to 11.35%
   2005  10,329,777     11.89 to 12.00  123,820,013  0.85% to 1.10%     1.21%       10.80% to 11.08%
   2004   4,972,603     10.73 to 10.80   53,666,882  0.85% to 1.10%     1.13%       28.12% to 28.44%
   2003   1,877,262       8.38 to 8.41   15,778,868  0.85% to 1.10%     1.27%     -16.36% to -16.15%
   2002     489,178     10.02 to 10.03    4,904,860  0.85% to 1.10%     0.66%      0.17%(4) to 0.27% (4)

Emerging Growth Portfolio (Class II)
   2006     897,690     10.29 to 10.37    9,304,238  0.85% to 1.10%     0.00%       20.26% to 20.56%
   2005     820,359       8.56 to 8.60    7,054,221  0.85% to 1.10%     0.01%         0.80% to 1.05%
   2004     644,101       8.49 to 8.51    5,481,963  0.85% to 1.10%     0.00%       15.82% to 16.11%
   2003     261,331               7.33    1,916,147  0.85% to 1.10%     0.00%     -22.60% to -22.40%
   2002      65,032       9.45 to 9.47      614,792  0.85% to 1.10%     0.07%    -5.51%(4) to -5.29% (4)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At April 30                           For the Year Ended April 30
         -----------------------------------------  -----------------------------------------------
                      Unit Fair Value                Expense Ratio  Investment     Total Return
                         Lowest to      Net Assets      Lowest        Income        Lowest to
   Year     Units     Highest ($) (6)      ($)      to Highest (1)   Ratio (2)      Highest (3)
   ----  ----------  ----------------  -----------  --------------  ----------  -------------------
Growth and Income Portfolio (Class II)
   2006  11,082,648    14.47 to 14.66  162,309,479  0.85% to 1.10%     1.16%        15.84% to 16.13%
   2005   7,005,529    12.49 to 12.62   88,359,318  0.85% to 1.10%     1.12%        11.56% to 11.84%
   2004   3,280,374    11.20 to 11.29   36,998,962  0.85% to 1.10%     1.11%        24.39% to 24.70%
   2003   1,101,314      9.00 to 9.05    9,962,263  0.85% to 1.10%     1.13%      -16.45% to -16.24%
   2002     208,564    10.78 to 10.81    2,253,232  0.85% to 1.10%     1.03%      7.76% (4) to 8.07% (4)

Growth and Income Portfolio (Class VC)
   2006  12,021,179    13.03 to 13.16  158,138,427  0.85% to 1.10%     0.99%        15.44% to 15.73%
   2005   8,950,812    11.29 to 11.37  101,751,623  0.85% to 1.10%     0.90%          6.50% to 6.76%
   2004   4,562,992    10.60 to 10.65   48,589,564  0.85% to 1.10%     0.65%        24.13% to 24.44%
   2003   1,144,287      8.54 to 8.56    9,794,470  0.85% to 1.10%     0.67%      -14.60% to -14.39%
   2002          --                --           --             --        --                      --

Mid-Cap Value Portfolio (Class VC)
   2006   9,053,782    14.33 to 14.48  130,969,116  0.85% to 1.10%     0.45%        17.07% to 17.36%
   2005   5,757,573    12.24 to 12.33   70,971,529  0.85% to 1.10%     0.31%        10.71% to 10.99%
   2004   2,598,873    11.06 to 11.11   28,866,718  0.85% to 1.10%     0.50%        32.32% to 32.65%
   2003     667,309      8.36 to 8.38    5,589,117  0.85% to 1.10%     0.65%      -16.42% to -16.22%
   2002          --                --           --             --        --                      --

Asset Allocation Fund (Class 2)
   2006  14,036,387    15.57 to 15.70  220,278,752  0.85% to 1.10%     2.12%        18.81% to 19.11%
   2005  10,281,648    13.11 to 13.18  135,479,401  0.85% to 1.10%     1.95%          5.72% to 5.99%
   2004   4,799,401    12.40 to 12.44   59,677,489  0.85% to 1.10%     2.07%        15.28% to 15.56%
   2003     853,127    10.75 to 10.76    9,181,839  0.85% to 1.10%     1.53%      7.55% (5) to 7.63% (5)
   2002          --                --           --             --        --                      --

Global Growth Fund (Class 2)
   2006   8,283,239    20.45 to 20.62  170,740,819  0.85% to 1.10%     0.50%        29.43% to 29.75%
   2005   4,950,458    15.80 to 15.89   78,648,361  0.85% to 1.10%     0.26%          6.89% to 7.16%
   2004   1,806,379    14.78 to 14.83   26,782,854  0.85% to 1.10%     0.11%        31.24% to 31.56%
   2003     180,601    11.26 to 11.27    2,036,008  0.85% to 1.10%     0.00%    12.64% (5) to 12.74% (5)
   2002          --                --           --             --        --                      --

Growth Fund (Class 2)
   2006  10,582,406    19.90 to 20.07  212,253,365  0.85% to 1.10%     0.63%        26.41% to 26.72%
   2005   7,551,610    15.74 to 15.84  119,536,271  0.85% to 1.10%     0.17%          5.31% to 5.57%
   2004   3,515,459    14.95 to 15.00   52,716,825  0.85% to 1.10%     0.10%        27.20% to 27.51%
   2003     503,213    11.75 to 11.77    5,920,073  0.85% to 1.10%     0.02%    17.53% (5) to 17.66% (5)
   2002          --                --           --             --        --                      --

Growth - Income Fund (Class 2)
   2006  19,874,104    17.13 to 17.29  343,442,627  0.85% to 1.10%     1.28%        15.53% to 15.81%
   2005  14,472,601    14.83 to 14.93  215,972,523  0.85% to 1.10%     0.88%          3.51% to 3.77%
   2004   6,825,246    14.32 to 14.39   98,164,575  0.85% to 1.10%     0.87%        26.01% to 26.33%
   2003   1,076,060    11.37 to 11.39   12,254,361  0.85% to 1.10%     0.65%    13.68% (5) to 13.90% (5)
   2002          --                --           --             --        --                      --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

     (1) These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 3.

     (2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

     (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2004, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts:
          An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2004, the total return range of minimum and maximum values was calculated independently of the product groupings that produced the lowest and highest expense ratio.

     (4)  For the period from October 15, 2001 (inception) to April 30, 2002.

     (5)  For the period from September 30, 2002 (inception) to April 30, 2003.

     (6) In 2004, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2004, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

     (7) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

     (8) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

     (9)  For the period from October 4, 2004 (inception) to April 30, 2005.

                          PART C -- OTHER INFORMATION



ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS



(a) Financial Statements



Consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, are incorporated by reference to Post-Effective Amendment No. 32 under the Securities Act of 1933 and Amendment No. 33 under the Investment Company Act of 1940, File Nos. 333-08859 and 811-07727, filed on May 1, 2006, Accession No. 0000950129-06-004661.



Financial statements of Variable Annuity Account Seven at April 30, 2006, and for each of the two years in the period ended April 30, 2006 are included herein.



The statutory statements of admitted assets, liabilities, capital and surplus of American Home Assurance Company as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended are also incorporated by reference to Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-64338 and 811-07727, filed on July 27, 2006, Accession No. 0000950134-06-014060.


(b) Exhibits


(1)   Resolutions Establishing Separate Account........................  *
(2)   Custody Agreements...............................................  Not applicable
(3)   (a)  Form of Distribution Contract...............................  **
      (b)  Form of Selling Agreement...................................  **
(4)   Variable Annuity Contract
      (a)  Variable Annuity Contract...................................  **
      (b)  Variable Annuity Certificate................................  **
      (c)  Tax Sheltered Annuity (403(b)) Endorsement..................  **
(5)   (a)  Application for Contract....................................  **
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation of Depositor
           dated December 19, 2001.....................................  ***
      (b)  Articles of Amendment to Amended and Restated Articles of
           Incorporation dated September 30, 2002......................  ****
      (c)  Amended and Restated By-Laws dated December 19, 2001........  ***
(7)   Reinsurance Contract.............................................  Not Applicable
(8)   Material Contracts
      (a)  Form of Anchor Series Trust Fund Participation Agreement....  **
      (b)  Form of SunAmerica Series Trust Fund Participation
           Agreement...................................................  **
(9)   (a)  Opinion of Counsel and Consent of Depositor.................  **
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP,
           Counsel to American Home Assurance Company..................  ++
(10)  Consent of Independent Registered Public Accounting Firm.........  Filed Herewith
(11)  Financial Statements Omitted from Item 23........................  Not Applicable
(12)  Initial Capitalization Agreement.................................  Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Control with AIG SunAmerica, the Depositor of Registrant.................................  #
      (b)  Power of Attorney
           (1) AIG SunAmerica Life Assurance Company...................  #
           (2) American Home Assurance Company.........................  ##
      (c)  Support Agreement of American International Group, Inc. ....  +
      (d)  General Guarantee Agreement by American Home Assurance
           Company.....................................................  +

---------------

* Incorporated by reference to Initial Registration Statement, File Nos. 333-63511 and 811-09003, filed on September 16, 1998, Accession No. 0000950148-98-002194.

** Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-63511 and 811-09003, filed on December 7, 1998,
        Accession No. 0000950148-98-002682.

***     Incorporated  by  reference  to  Post-Effective  Amendment  No.  8   and
        Amendment No. 9, File Nos. 333-63511 and 811-09003, filed on April 11, 2002, Accession No. 0000950148-02-000967.

**** Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 11, File Nos. 333-63511 and 811-09003, filed on April 7, 2003, Accession No. 0000950148-03-000788.

+ Incorporated by reference to Post-Effective Amendment No. 15 and Amendment No. 16, File Nos. 333-63511 and 811-09003, filed on August 29, 2005, Accession No. 0000950129-05-008795.

++ Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No. 22, File Nos. 333-67685 and 811-07727, filed on October 21, 2005, Accession No. 0000950134-05-019473.


# Incorporated by reference to Post-Effective Amendment No. 13 and Amendment No. 14, File Nos. 333-92396 and 811-07727, filed on May 1, 2006, Accession No. 0000950148-06-000036.



## Incorporated by reference to Post-Effective Amendment No. 23 and Amendment No. 24, File Nos. 033-86642 and 811-08874, filed on June 23, 2006, Accession No. 0000950129-06-006598.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of AIG SunAmerica Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                                                                  POSITION
----                                                                  --------
Jay S. Wintrob                              Director, Chief Executive Officer
Jana W. Greer(1)                            Director and President
Michael J. Akers(2)                         Director and Senior Vice President
Marc H. Gamsin                              Director and Senior Vice President
N. Scott Gillis(1)                          Director, Senior Vice President and Chief Financial Officer
Christopher J. Swift(3)                     Director
Gregory M. Outcalt                          Senior Vice President
Edwin R. Raquel(1)                          Senior Vice President and Chief Actuary
Christine A. Nixon                          Senior Vice President and Secretary
Stewart R. Polakov(1)                       Senior Vice President and Controller
Timothy W. Still(1)                         Senior Vice President
Gavin D. Friedman                           Vice President
Mallary L. Reznik                           Vice President
Stephen Stone(1)                            Vice President
Monica Suryapranata(1)                      Vice President
Edward T. Texeria(1)                        Vice President
Rodney A. Haviland(1)                       Vice President
Virginia N. Puzon                           Assistant Secretary


---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K/A, SEC file number 001-08787, Accession Number 0000950123-06-007835 filed June 19, 2006.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of June 30, 2006, the number of Polaris Plus contracts funded by Variable Annuity Account Seven was 16,815 of which 16,814 were qualified contracts and 1 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG SunAmerica Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

     AIG SunAmerica Life Assurance Company -- Variable Separate Account
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
     SunAmerica Series Trust
     SunAmerica Equity Funds
     SunAmerica Income Funds
     SunAmerica Focused Series, Inc.
     SunAmerica Money Market Funds, Inc.
     SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:


    OFFICER/DIRECTORS*    POSITION
    ------------------    --------
    Peter A. Harbeck      Director
    James T. Nichols      President & Chief Executive Officer
    Debbie Potash-Turner  Senior Vice President, Chief Financial Officer & Controller
    John T. Genoy         Vice President
    Kathleen S. Stevens   Manager, Compliance
    Christine A. Nixon**  Secretary
    Virginia N. Puzon**   Assistant Secretary


---------------

 * Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California
   90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-------------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
--------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Undertakings of the Depositor Regarding Guarantor
------------------------------------------------------

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused these Post-Effective Amendments No. 18 and Amendment No. 19 to be signed on its behalf, in the City of Los Angeles, and State of California, on this 31st day of July, 2006.

                                        VARIABLE ANNUITY ACCOUNT SEVEN
                                        (Registrant)

                                        By: AIG SUNAMERICA LIFE ASSURANCE
                                            COMPANY

                                        By:       /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

                                        By: AIG SUNAMERICA LIFE ASSURANCE
                                            COMPANY
                                         (Depositor)

                                        By:       /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


                    SIGNATURE                                          TITLE                             DATE
                    ---------                                          -----                             ----

*JAY S. WINTROB                                         Chief Executive Officer, & Director         July 31, 2006
------------------------------------------------           (Principal Executive Officer)
JAY S. WINTROB


*MARC H. GAMSIN                                                      Director                       July 31, 2006
------------------------------------------------
MARC H. GAMSIN


*N. SCOTT GILLIS                                              Senior Vice President,                July 31, 2006
------------------------------------------------        Chief Financial Officer & Director
N. SCOTT GILLIS                                            (Principal Financial Officer)


*JANA W. GREER                                                       Director                       July 31, 2006
------------------------------------------------
JANA W. GREER


*CHRISTOPHER J. SWIFT                                                Director                       July 31, 2006
------------------------------------------------
CHRISTOPHER J. SWIFT


*STEWART R. POLAKOV                                     Senior Vice President & Controller          July 31, 2006
------------------------------------------------          (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MALLARY L. REZNIK                                            Attorney-in-Fact                   July 31, 2006
------------------------------------------------
*MALLARY L. REZNIK

American Home Assurance Company has caused this Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and the State of New York, on this 31st day of July, 2006.


                                        By: AMERICAN HOME ASSURANCE COMPANY

                                        By:     /s/ ROBERT S. SCHIMEK
                                         ---------------------------------------
                                         ROBERT S. SCHIMEK,
                                         SENIOR VICE PRESIDENT AND TREASURER



M. BERNARD AIDINOFF*                                                 Director                       July 31, 2006
------------------------------------------------
M. BERNARD AIDINOFF


JOHN QUINLAN DOYLE*                                           Director and President                July 31, 2006
------------------------------------------------
JOHN QUINLAN DOYLE


NEIL ANTHONY FAULKNER*                                               Director                       July 31, 2006
------------------------------------------------
NEIL ANTHONY FAULKNER


DAVID NEIL FIELDS*                                                   Director                       July 31, 2006
------------------------------------------------
DAVID NEIL FIELDS


KENNETH VINCENT HARKINS*                                             Director                       July 31, 2006
------------------------------------------------
KENNETH VINCENT HARKINS


                                                                     Director                       July 31, 2006
------------------------------------------------
CHARLES DANGELO


DAVID LAWRENCE HERZOG*                                               Director                       July 31, 2006
------------------------------------------------
DAVID LAWRENCE HERZOG


ROBERT EDWARD LEWIS*                                                 Director                       July 31, 2006
------------------------------------------------
ROBERT EDWARD LEWIS


KRISTIAN PHILIP MOOR*                                          Director and Chairman                July 31, 2006
------------------------------------------------
KRISTIAN PHILIP MOOR


WIN JAY NEUGER*                                                      Director                       July 31, 2006
------------------------------------------------
WIN JAY NEUGER


ROBERT S. SCHIMEK*                                                   Director,                      July 31, 2006
------------------------------------------------        Senior Vice President and Treasurer
ROBERT S. SCHIMEK


NICHOLAS SHAW TYLER*                                                 Director                       July 31, 2006
------------------------------------------------
NICHOLAS SHAW TYLER


NICHOLAS CHARLES WALSH*                                              Director                       July 31, 2006
------------------------------------------------
NICHOLAS CHARLES WALSH


By:     /s/ ROBERT S. SCHIMEK                                    Attorney-in-Fact                   July 31, 2006
        ------------------------------------------
        *ROBERT S. SCHIMEK

                                 EXHIBIT INDEX


EXHIBIT NO.                             DESCRIPTION
-----------                             -----------
(10)            Consent of Independent Registered Public Accounting Firm